[868255.TX]1

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 95.15%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	2.49%	12-29-2045	$206,736	$206,934
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	0.93	3-15-2024	234,088	232,810
FHLMC (11th District Cost of Funds +0.90%) ±	2.04	1-1-2022	229	228
FHLMC (1 Month LIBOR +0.30%) ±	2.07	11-15-2042	1,102,360	1,085,810
FHLMC (1 Month LIBOR +0.35%) ±	2.12	11-15-2036	1,304,556	1,293,142
FHLMC (1 Month LIBOR +0.40%) ±	2.17	1-15-2044	2,309,804	2,295,205
FHLMC (1 Month LIBOR +0.45%) ±	2.22	10-25-2049	1,975,048	1,968,691
FHLMC (11th District Cost of Funds +1.25%) ±	2.39	1-1-2030	2,196	2,171
FHLMC (11th District Cost of Funds +1.25%) ±	2.39	1-1-2030	989	984
FHLMC (11th District Cost of Funds +1.25%) ±	2.39	7-1-2030	126,326	124,822
FHLMC (11th District Cost of Funds +1.25%) ±	2.41	2-1-2035	123,627	121,950
FHLMC (11th District Cost of Funds +1.37%) ±	2.51	10-1-2030	2,001	1,995
FHLMC (11th District Cost of Funds +1.74%) ±	2.83	3-1-2025	5,342	5,318
FHLMC (11th District Cost of Funds +1.25%) ±	3.03	11-1-2030	45,554	45,997
FHLMC (1 Year Treasury Constant Maturity +0.72%) ±	3.16	4-1-2030	33,374	33,878
FHLMC (11th District Cost of Funds +2.25%) ±	3.41	6-1-2029	32,312	32,510
FHLMC (11th District Cost of Funds +2.39%) ±	3.48	6-1-2021	16,022	16,047
FHLMC (12 Month LIBOR +1.74%) ±	3.71	12-1-2036	200,110	209,660
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	30,539	30,650
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	3.88	11-1-2034	277,778	292,687
FHLMC (12 Month LIBOR +1.66%) ±	3.90	2-1-2037	80,546	84,569
FHLMC (12 Month LIBOR +1.78%) ±	3.92	11-1-2035	258,635	269,696
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.94	5-1-2032	111,021	111,414
FHLMC (6 Month LIBOR +1.42%) ±	3.95	2-1-2037	4,439	4,577
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.97	4-1-2032	79,068	80,773
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.02	11-1-2029	36,778	37,404
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.04	11-1-2029	58,354	59,577
FHLMC (6 Month LIBOR +1.68%) ±	4.05	1-1-2037	782,730	814,057
FHLMC (6 Month LIBOR +1.70%) ±	4.06	6-1-2037	326,392	336,004
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.10	10-1-2033	505,409	525,603
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	4.11	5-1-2035	282,478	297,494
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.16	10-1-2033	757,647	800,717
FHLMC (12 Month LIBOR +1.73%) ±	4.17	1-1-2035	388,318	411,457
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.17	10-1-2033	208,472	220,366
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.21	12-1-2034	248,340	257,913
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	4.24	1-1-2023	13,577	14,035
FHLMC (6 Month LIBOR +2.12%) ±	4.24	5-1-2037	38,096	39,899
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	4.25	5-1-2031	95,406	101,052
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.25	10-1-2036	304,012	321,629
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.27	9-1-2033	122,433	129,556
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.27	5-1-2025	54,341	54,632
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	4.33	8-1-2034	683,670	717,389
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	4.34	12-1-2035	397,264	417,241
FHLMC (12 Month Treasury Average +1.90%) ±	4.34	5-1-2028	177,788	184,714
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	4.35	3-1-2025	31,184	32,243
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.35	4-1-2036	372,932	393,764
FHLMC (6 Month LIBOR +1.73%) ±	4.36	6-1-2024	5,348	5,361
FHLMC (12 Month LIBOR +1.75%) ±	4.37	9-1-2037	272,084	286,234
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.39	1-1-2030	13,081	13,540
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.40	2-1-2036	733,089	774,258
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.41	2-1-2036	672,791	710,166
FHLMC (1 Year Treasury Constant Maturity +2.05%) ±	4.41	8-1-2033	1,039,346	1,080,824
FHLMC (11th District Cost of Funds +2.29%) ±	4.42	12-1-2025	5,391	5,411
FHLMC (3 Year Treasury Constant Maturity +2.69%) ±	4.42	6-1-2035	626,642	664,000
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.43	9-1-2033	566,554	599,697
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.43	7-1-2036	199,121	208,968
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	4.45	10-1-2037	920,227	966,515
FHLMC (12 Month LIBOR +1.77%) ±	4.46	9-1-2037	367,564	382,546
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.47	10-1-2036	262,715	271,990
FHLMC (6 Month LIBOR +2.08%) ±	4.48	6-1-2026	601,627	618,480
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.48	5-1-2034	69,436	73,409
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.49	8-1-2035	336,305	355,142
FHLMC (12 Month LIBOR +1.86%) ±	4.49	7-1-2038	1,248,971	1,315,410

1

[868255.TX]2

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.50%	11-1-2036	$631,530	$664,624
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.51	11-1-2027	330,682	346,968
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.51	8-1-2029	8,208	8,214
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.51	1-1-2035	222,904	234,697
FHLMC (12 Month LIBOR +1.77%) ±	4.54	6-1-2035	677,689	714,939
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.54	10-1-2034	630,199	666,240
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.55	11-1-2036	770,333	807,348
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.55	1-1-2028	1,616	1,700
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.56	7-1-2034	94,010	99,138
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	4.56	7-1-2024	23,825	23,671
FHLMC (12 Month LIBOR +1.77%) ±	4.56	10-1-2036	363,815	383,326
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.56	8-1-2035	1,145,794	1,210,480
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.57	1-1-2037	88,575	93,668
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.58	7-1-2031	148,467	156,901
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.58	3-1-2035	506,463	535,045
FHLMC (12 Month LIBOR +1.77%) ±	4.59	10-1-2035	482,283	505,279
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.59	7-1-2035	411,401	434,917
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.59	7-1-2031	558,648	578,439
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.60	8-1-2033	66,897	69,726
FHLMC (12 Month LIBOR +1.75%) ±	4.60	6-1-2033	384,843	403,437
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.60	11-1-2026	59,344	61,097
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.61	4-1-2037	379,363	401,366
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.61	5-1-2038	572,122	605,144
FHLMC (12 Month LIBOR +1.87%) ±	4.61	9-1-2036	542,010	572,491
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.62	9-1-2035	977,149	1,029,473
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.63	1-1-2028	15,022	15,728
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.63	6-1-2035	664,605	703,825
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.64	3-1-2037	225,601	238,871
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.64	9-1-2031	61,510	62,706
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.65	11-1-2035	476,550	502,051
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.65	12-1-2032	208,592	219,434
FHLMC (12 Month LIBOR +1.75%) ±	4.66	5-1-2033	141,292	148,132
FHLMC (12 Month LIBOR +1.75%) ±	4.66	5-1-2037	845,554	889,429
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.66	7-1-2038	461,108	488,145
FHLMC (12 Month LIBOR +1.75%) ±	4.66	4-1-2035	149,146	156,738
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	7-1-2037	373,696	394,864
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.67	6-1-2036	669,344	705,048
FHLMC (12 Month LIBOR +1.93%) ±	4.67	4-1-2035	771,833	811,481
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.67	5-1-2037	49,709	52,305
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.68	7-1-2034	385,226	403,252
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.68	1-1-2037	693,536	732,190
FHLMC (1 Year Treasury Constant Maturity +2.30%) ±	4.68	2-1-2036	495,005	523,834
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.69	4-1-2023	125,562	126,503
FHLMC (12 Month LIBOR +1.81%) ±	4.69	5-1-2039	462,979	481,171
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.70	2-1-2036	456,605	484,952
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.70	4-1-2037	948,750	1,004,527
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.70	2-1-2036	78,893	83,624
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.70	9-1-2038	144,041	149,539
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.71	6-1-2035	75,446	79,762
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.72	5-1-2034	1,048,307	1,103,005
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.72	3-1-2036	423,692	444,449
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.73	7-1-2038	156,495	164,471
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	5-1-2032	37,038	38,300
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	5-1-2034	630,790	657,387
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	4-1-2034	192,633	202,562
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.73	12-1-2033	457,477	478,952
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.74	2-1-2031	361,378	378,581
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.74	2-1-2034	974,359	1,029,375
FHLMC (12 Month LIBOR +1.87%) ±	4.75	5-1-2035	115,858	122,703
FHLMC (12 Month Treasury Average +2.30%) ±	4.75	6-1-2028	79,300	81,096
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.75	5-1-2034	125,318	131,072
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.75	2-1-2036	334,722	353,842
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.75	9-1-2029	78,853	80,051
FHLMC (1 Year Treasury Constant Maturity +2.39%) ±	4.76	6-1-2035	937,525	979,892
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.76	10-1-2033	971,208	1,021,125
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	4.77	5-1-2028	162,564	168,873
FHLMC (11th District Cost of Funds +2.57%) ±	4.77	12-1-2025	258,425	267,001
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.78	9-1-2030	112,370	116,726

2

[868255.TX]3

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	4.78%	6-1-2035	$369,507	$386,108
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.78	1-1-2036	371,669	393,573
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	4.78	8-1-2029	87,808	91,401
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	4.78	9-1-2029	438,647	461,515
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	4.79	6-1-2033	432,701	453,219
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.79	9-1-2032	1,183,675	1,247,193
FHLMC (12 Month LIBOR +1.67%) ±	4.79	8-1-2035	135,316	138,061
FHLMC (1 Year Treasury Constant Maturity +2.37%) ±	4.79	4-1-2034	347,134	363,153
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.79	9-1-2033	412,182	435,606
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.80	6-1-2025	44,829	45,483
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.80	7-1-2027	423,500	426,779
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.81	6-1-2030	225,391	235,807
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.81	1-1-2034	615,424	651,870
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.83	11-1-2035	660,626	692,767
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.83	4-1-2034	191,765	201,941
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.84	11-1-2029	303,013	316,072
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.84	9-1-2038	432,521	455,776
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.85	3-1-2027	65,954	67,345
FHLMC (1 Year Treasury Constant Maturity +2.46%) ±	4.85	10-1-2030	1,082,448	1,133,445
FHLMC (12 Month LIBOR +1.98%) ±	4.85	11-1-2032	107,536	109,814
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.86	4-1-2038	674,288	714,065
FHLMC (12 Month LIBOR +1.99%) ±	4.86	7-1-2036	671,283	707,592
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.87	8-1-2027	4,480	4,542
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.87	1-1-2037	1,201,684	1,272,694
FHLMC (12 Month LIBOR +1.88%) ±	4.87	4-1-2037	326,965	344,280
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.87	4-1-2038	734,969	775,820
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.87	2-1-2034	442,402	472,396
FHLMC (12 Month LIBOR +1.86%) ±	4.87	4-1-2037	420,869	445,029
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.89	11-1-2022	55,017	56,132
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.89	2-1-2036	528,171	554,252
FHLMC (6 Month LIBOR +2.38%) ±	4.89	2-1-2024	11,534	11,590
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.91	7-1-2029	49,213	51,406
FHLMC (12 Month LIBOR +1.84%) ±	4.91	4-1-2035	940,822	989,097
FHLMC (12 Month LIBOR +1.91%) ±	4.91	3-1-2032	335,361	353,590
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.91	1-1-2033	257,802	269,266
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.92	3-1-2034	542,788	570,061
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.94	3-1-2034	610,875	643,249
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.94	7-1-2034	581,217	612,527
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.95	2-1-2035	625,641	663,204
FHLMC (12 Month Treasury Average +2.46%) ±	4.96	10-1-2029	89,131	91,560
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.96	2-1-2034	895,270	937,181
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	4.97	11-1-2029	87,371	90,398
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.97	6-1-2035	179,413	188,645
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.98	2-1-2034	379,704	402,196
FHLMC (Federal Cost of Funds +2.72%) ±	5.00	4-1-2023	4,807	4,820
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.00	10-1-2025	44,287	45,067
FHLMC	5.00	10-1-2022	5,576	5,771
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	5.02	9-1-2030	92,222	94,314
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	5.05	8-1-2029	52,208	53,122
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.06	6-1-2030	27,738	28,311
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	5.07	4-1-2029	74,329	75,489
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	5.10	6-1-2032	134,186	136,617
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.16	6-1-2030	73,427	75,254
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.23	10-1-2024	61,164	63,077
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.23	2-1-2030	27,521	28,014
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.49	8-1-2024	165,439	167,407
FHLMC (6 Month LIBOR +3.83%) ±	6.08	11-1-2026	26,205	26,844
FHLMC Series 20 Class F ±±	3.38	7-1-2029	7,117	7,296
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	2.11	2-15-2024	590,190	597,865
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	2.26	2-15-2024	11,372	11,546
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	1.18	5-15-2024	81,678	81,604
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	2.32	4-15-2027	60,010	60,371
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.27	6-15-2031	57,588	57,985

3

[868255.TX]4

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	6.23%	3-15-2032	$116,423	$19,238
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.27	4-15-2028	77,982	78,401
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	2.77	3-15-2032	74,674	76,675
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	2.32	3-15-2032	148,645	150,017
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	2.37	12-15-2032	316,091	319,664
FHLMC Series 3436 Class A ±±	4.39	11-15-2036	511,750	527,237
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.11	11-25-2028	367,425	368,071
FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	2.17	6-25-2029	1,114,843	1,101,817
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	2.12	12-25-2029	2,342,260	2,307,222
FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	2.18	10-25-2029	878,870	873,977
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.10	5-25-2030	1,328,210	1,327,345
FHLMC Series T-27 Class A (1 Month LIBOR +0.15%) ±	2.12	10-25-2030	877,205	879,067
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	1.95	12-25-2030	956,663	928,623
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	2.10	9-25-2031	2,298,533	2,276,446
FHLMC Series T-48 Class 2A ±±	4.26	7-25-2033	1,812,801	1,855,537
FHLMC Series T-54 Class 4A ±±	4.23	2-25-2043	1,236,363	1,272,534
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	53,086	60,421
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	2.71	5-25-2043	842,265	861,224
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.53	10-25-2044	2,813,090	2,849,403
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.42	2-25-2045	2,496,899	2,522,995
FHLMC Series T-66 Class 2A1 ±±	4.31	1-25-2036	1,526,672	1,574,998
FHLMC Series T-67 Class 1A1C ±±	3.84	3-25-2036	3,445,578	3,515,371
FHLMC Series T-67 Class 2A1C ±±	3.73	3-25-2036	3,250,470	3,307,488
FNMA (1 Month LIBOR +0.40%) ±	2.11	4-25-2034	816,502	813,657
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.27	7-1-2048	1,880,105	1,906,857
FNMA (11th District Cost of Funds +1.25%) ±	2.38	3-1-2021	20	20
FNMA (11th District Cost of Funds +1.25%) ±	2.39	11-1-2020	7,557	7,528
FNMA (11th District Cost of Funds +1.25%) ±	2.39	3-1-2033	91,129	91,194
FNMA (11th District Cost of Funds +1.25%) ±	2.41	11-1-2023	10,387	10,320
FNMA (11th District Cost of Funds +1.25%) ±	2.41	1-1-2038	45,143	45,123
FNMA (11th District Cost of Funds +1.25%) ±	2.41	4-1-2042	1,412,191	1,406,134
FNMA (11th District Cost of Funds +1.25%) ±	2.41	10-1-2044	742,791	738,123
FNMA (11th District Cost of Funds +1.26%) ±	2.41	1-1-2035	627,606	632,034
FNMA (11th District Cost of Funds +1.25%) ±	2.42	11-1-2024	947	941
FNMA (11th District Cost of Funds +1.25%) ±	2.43	4-1-2021	9,051	9,045
FNMA (11th District Cost of Funds +1.25%) ±	2.54	9-1-2037	1,538,070	1,532,440
FNMA (11th District Cost of Funds +1.43%) ±	2.63	4-1-2024	998,072	1,002,685
FNMA (1 Month LIBOR +1.00%) ±	2.71	7-25-2038	1,089,330	1,118,501
FNMA (11th District Cost of Funds +1.78%) ±	2.77	1-1-2036	189,273	190,329
FNMA (11th District Cost of Funds +1.25%) ±	2.80	7-1-2020	78,759	78,555
FNMA (11th District Cost of Funds +1.82%) ±	2.89	5-1-2028	35,565	35,738
FNMA (11th District Cost of Funds +1.78%) ±	2.91	11-1-2022	4,192	4,189
FNMA (11th District Cost of Funds +1.83%) ±	2.92	10-1-2024	329	328
FNMA (11th District Cost of Funds +1.83%) ±	2.92	1-1-2036	27,147	27,259
FNMA (11th District Cost of Funds +1.80%) ±	2.95	3-1-2033	220,213	220,574
FNMA (11th District Cost of Funds +1.86%) ±	2.99	10-1-2027	310,083	312,874
FNMA (11th District Cost of Funds +2.00%) ±	3.00	4-1-2020	109,752	109,632
FNMA (11th District Cost of Funds +1.92%) ±	3.02	9-1-2030	215,520	214,013
FNMA (11th District Cost of Funds +1.19%) ±	3.04	10-1-2034	90,783	90,828
FNMA (11th District Cost of Funds +1.70%) ±	3.08	4-1-2030	805	799
FNMA (11th District Cost of Funds +1.25%) ±	3.16	4-1-2034	885,145	896,928
FNMA (1 Month LIBOR +1.17%) ±	3.17	5-1-2029	39,962	41,267
FNMA (6 Month LIBOR +1.08%) ±	3.33	9-1-2032	50,315	50,341
FNMA (6 Month LIBOR +1.00%) ±	3.37	6-1-2021	4,692	4,733
FNMA (6 Month LIBOR +1.42%) ±	3.55	12-1-2031	184,578	190,851
FNMA (6 Month LIBOR +1.18%) ±	3.56	8-1-2033	158,307	163,959
FNMA (6 Month LIBOR +1.38%) ±	3.63	8-1-2031	119,331	121,426
FNMA (6 Month LIBOR +1.15%) ±	3.65	8-1-2032	153,155	153,471
FNMA (12 Month Treasury Average +1.25%) ±	3.66	1-1-2021	567	572
FNMA (12 Month Treasury Average +1.25%) ±	3.66	1-1-2021	335	337
FNMA (6 Month LIBOR +1.42%) ±	3.67	9-1-2031	122,659	125,611
FNMA (6 Month LIBOR +1.52%) ±	3.69	11-1-2034	333,420	344,554
FNMA (6 Month LIBOR +1.43%) ±	3.70	10-1-2037	596,498	616,951
FNMA (6 Month LIBOR +1.74%) ±	3.74	10-1-2024	31,533	31,657

4

[868255.TX]5

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77%	10-1-2024	$24,930	$25,290
FNMA (12 Month Treasury Average +1.40%) ±	3.79	12-1-2030	65,480	64,743
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.79	8-1-2033	722,889	747,663
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.81	9-1-2031	180,513	179,868
FNMA (6 Month LIBOR +1.55%) ±	3.84	3-1-2034	193,030	199,641
FNMA (6 Month LIBOR +1.74%) ±	3.85	4-1-2033	300,301	313,600
FNMA (6 Month LIBOR +1.37%) ±	3.87	1-1-2032	189,932	195,916
FNMA (6 Month LIBOR +1.38%) ±	3.88	12-1-2031	17,533	17,570
FNMA (12 Month LIBOR +1.65%) ±	3.90	9-1-2037	553,650	573,850
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.90	8-1-2030	833,742	856,156
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	3.91	10-1-2035	129,409	136,194
FNMA (12 Month LIBOR +1.67%) ±	3.92	9-1-2034	810,455	853,816
FNMA (12 Month LIBOR +1.53%) ±	3.92	9-1-2035	926,398	965,226
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	3.95	3-1-2030	15,436	15,614
FNMA (12 Month LIBOR +1.56%) ±	3.99	9-1-2036	221,289	230,287
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	4.00	11-1-2029	6,761	6,813
FNMA (6 Month LIBOR +1.16%) ±	4.00	8-1-2033	3,221	3,267
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.01	10-1-2025	75,841	77,140
FNMA (12 Month LIBOR +1.82%) ±	4.04	12-1-2046	290,896	307,136
FNMA (6 Month LIBOR +1.53%) ±	4.09	1-1-2035	896,697	926,935
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.12	7-1-2027	18,528	18,708
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	4.13	8-1-2032	125,637	128,673
FNMA (Federal Cost of Funds +2.00%) ±	4.14	8-1-2029	32,004	33,091
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.15	1-1-2026	157,339	161,807
FNMA (6 Month LIBOR +1.55%) ±	4.17	12-1-2022	2,964	2,970
FNMA (11th District Cost of Funds +1.87%) ±	4.17	5-1-2034	126,673	129,223
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.17	10-1-2034	134,702	142,766
FNMA (11th District Cost of Funds +1.82%) ±	4.19	6-1-2034	123,549	126,073
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.20	10-1-2029	62,012	63,397
FNMA (12 Month LIBOR +1.90%) ±	4.20	10-1-2034	398,844	419,799
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.21	6-1-2028	24,466	24,686
FNMA (11th District Cost of Funds +1.93%) ±	4.21	12-1-2036	58,220	60,320
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	4.22	4-1-2033	137,096	142,067
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.22	6-1-2026	6,587	6,766
FNMA (6 Month LIBOR +1.98%) ±	4.23	9-1-2033	51,825	52,308
FNMA (6 Month LIBOR +1.63%) ±	4.25	1-1-2022	3,778	3,777
FNMA (12 Month LIBOR +1.82%) ±	4.25	4-1-2035	762,571	802,128
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.26	8-1-2031	53,512	55,641
FNMA (12 Month Treasury Average +1.85%) ±	4.26	11-1-2035	26,054	26,911
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.26	9-1-2035	872,786	922,544
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	4.27	11-1-2027	19,408	19,496
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.27	2-1-2033	59,409	60,717
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.28	9-1-2026	28,845	29,344
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.29	12-1-2030	19,382	19,761
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	4.29	3-1-2034	286,076	300,063
FNMA (12 Month Treasury Average +1.95%) ±	4.30	7-1-2035	829,911	860,161
FNMA (12 Month Treasury Average +1.88%) ±	4.30	11-1-2035	659,182	675,346
FNMA (12 Month LIBOR +1.69%) ±	4.32	8-1-2036	425,040	445,870
FNMA (1 Year Treasury Constant Maturity +1.93%) ±	4.33	7-1-2038	507,562	526,667
FNMA (12 Month Treasury Average +1.95%) ±	4.33	10-1-2035	973,607	1,009,525
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.33	11-1-2024	52,902	54,393
FNMA (12 Month Treasury Average +1.91%) ±	4.33	11-1-2035	137,002	141,834
FNMA (6 Month LIBOR +1.88%) ±	4.34	2-1-2033	295,837	306,169
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.34	12-1-2033	497,828	517,931
FNMA (12 Month LIBOR +1.98%) ±	4.34	9-1-2035	329,967	349,828
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	4.34	6-1-2024	11,722	11,844
FNMA (12 Month Treasury Average +1.93%) ±	4.34	6-1-2035	471,327	487,909
FNMA (12 Month LIBOR +1.68%) ±	4.36	9-1-2038	554,077	581,150
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.36	10-1-2033	182,958	192,554
FNMA (6 Month LIBOR +1.74%) ±	4.37	12-1-2024	43,982	44,057
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	4.37	1-1-2035	40,495	41,975
FNMA (12 Month Treasury Average +1.98%) ±	4.38	11-1-2035	717,975	734,713
FNMA (1 Year Treasury Constant Maturity +2.16%) ±	4.39	12-1-2034	334,904	352,674
FNMA (12 Month Treasury Average +1.99%) ±	4.39	10-1-2035	354,404	368,026
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	4.39	10-1-2025	5,277	5,311
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.40	9-1-2035	120,976	127,993

5

[868255.TX]6

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	4.41%	2-1-2033	$214,917	$222,378
FNMA (12 Month Treasury Average +2.01%) ±	4.41	7-1-2035	459,020	475,974
FNMA (12 Month LIBOR +1.67%) ±	4.42	7-1-2035	895,926	940,761
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.43	9-1-2022	53,854	54,324
FNMA (1 Year Treasury Constant Maturity +1.87%) ±	4.44	4-1-2030	42,261	42,777
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.45	1-1-2027	237,659	239,351
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.45	12-1-2035	241,554	254,740
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	4.45	4-1-2038	372,395	389,606
FNMA (12 Month Treasury Average +2.07%) ±	4.45	1-1-2035	273,758	277,350
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	4.45	12-1-2032	491,138	510,636
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.46	5-1-2034	225,252	238,125
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.46	8-1-2025	16,756	17,025
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.47	12-1-2039	177,286	181,773
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.47	12-1-2034	842,838	884,715
FNMA (12 Month LIBOR +1.80%) ±	4.48	7-1-2033	527,079	554,436
FNMA (12 Month LIBOR +1.63%) ±	4.49	1-1-2040	184,585	193,556
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.49	8-1-2026	25,165	25,455
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.49	7-1-2035	449,868	473,097
FNMA (1 Year Treasury Constant Maturity +2.07%) ±	4.50	11-1-2035	391,210	410,106
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.50	9-1-2036	390,109	414,791
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.50	7-1-2029	359,856	379,632
FNMA (1 Year Treasury Constant Maturity +2.05%) ±	4.50	9-1-2035	1,261,620	1,325,278
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	4.51	10-1-2025	6,520	6,616
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.51	11-1-2038	328,357	342,827
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	4.52	6-1-2032	54,958	55,178
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.52	4-1-2040	101,748	107,130
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.52	1-1-2037	587,949	618,944
FNMA (12 Month LIBOR +1.83%) ±	4.53	1-1-2033	426,356	445,757
FNMA (6 Month LIBOR +2.00%) ±	4.53	10-1-2024	46,876	47,707
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.54	9-1-2036	305,069	316,618
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.54	7-1-2035	81,353	84,090
FNMA (12 Month LIBOR +1.67%) ±	4.54	11-1-2038	281,173	295,761
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.55	5-1-2033	182,166	188,996
FNMA (6 Month LIBOR +1.93%) ±	4.55	6-1-2032	64,705	65,331
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.55	9-1-2033	423,225	448,812
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.55	8-1-2035	787,995	837,570
FNMA (12 Month LIBOR +1.71%) ±	4.55	2-1-2038	368,290	386,205
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.55	12-1-2040	418,053	441,992
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.55	1-1-2033	1,331,808	1,373,304
FNMA (12 Month LIBOR +1.69%) ±	4.55	4-1-2034	443,362	464,327
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.55	10-1-2036	493,799	520,974
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.55	5-1-2025	26,838	26,973
FNMA (12 Month LIBOR +1.91%) ±	4.56	8-1-2034	1,231,872	1,302,473
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.56	6-1-2035	192,762	202,644
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.57	8-1-2033	498,403	523,504
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.57	2-1-2034	1,019,603	1,067,718
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.57	5-1-2035	403,590	424,953
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.57	7-1-2027	75,157	77,060
FNMA (12 Month LIBOR +1.71%) ±	4.57	3-1-2037	262,412	276,708
FNMA (12 Month LIBOR +1.75%) ±	4.57	7-1-2035	453,147	476,593
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.58	12-1-2040	591,310	623,896
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.58	6-1-2036	843,964	890,625
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.58	4-1-2024	7,779	7,986
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2033	41,025	43,242
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2035	293,108	311,274
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.59	1-1-2037	985,203	1,043,156
FNMA (6 Month LIBOR +2.25%) ±	4.59	3-1-2034	879,520	927,600
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	11-1-2035	858,104	906,622
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.59	9-1-2035	305,306	323,881
FNMA (12 Month LIBOR +1.72%) ±	4.59	6-1-2035	136,678	143,876
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	7-1-2035	107,589	113,523
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	7-1-2035	418,659	440,866
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.60	6-1-2027	66,907	68,375
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.61	6-1-2034	352,337	362,881
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.61	10-1-2036	414,479	438,714
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.61	12-1-2040	208,255	219,682
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.61	5-1-2034	478,289	496,612
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.61	2-1-2036	440,412	464,094
FNMA (12 Month LIBOR +1.74%) ±	4.62	5-1-2032	155,335	157,345

6

[868255.TX]7

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (12 Month LIBOR +1.87%) ±	4.62%	5-1-2038	$551,855	$585,283
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.62	3-1-2031	30,185	30,281
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.62	5-1-2033	951,304	981,096
FNMA (12 Month LIBOR +1.79%) ±	4.62	6-1-2036	229,409	242,184
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.62	1-1-2031	282,151	298,131
FNMA (12 Month LIBOR +1.72%) ±	4.63	12-1-2033	699,888	730,837
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.63	5-1-2033	325,984	336,261
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.63	5-1-2033	301,060	316,827
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.64	5-1-2034	392,187	408,180
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.64	7-1-2037	295,962	313,528
FNMA (Federal Cost of Funds +2.38%) ±	4.64	2-1-2029	852,327	875,606
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.65	7-1-2035	684,655	713,018
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	4.65	7-1-2025	746	754
FNMA (12 Month LIBOR +1.65%) ±	4.65	12-1-2033	857,184	890,944
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.66	1-1-2036	392,674	410,244
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.66	1-1-2038	368,926	390,122
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.66	9-1-2033	373,083	392,143
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.66	7-1-2028	407,893	422,637
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.66	10-1-2035	634,970	671,001
FNMA (12 Month LIBOR +1.75%) ±	4.67	4-1-2034	260,904	273,470
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.67	6-1-2037	368,870	387,027
FNMA (12 Month Treasury Average +2.26%) ±	4.67	9-1-2036	289,192	294,038
FNMA (6 Month LIBOR +2.44%) ±	4.67	1-1-2033	87,226	89,088
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.67	1-1-2035	350,988	370,991
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.67	1-1-2036	243,913	245,052
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.67	6-1-2033	301,393	314,278
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.67	9-1-2030	592,537	629,413
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.68	11-1-2034	283,727	301,398
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.69	4-1-2024	24,217	24,472
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.69	5-1-2036	1,164,306	1,216,579
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.69	11-1-2037	458,721	484,854
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.69	5-1-2035	122,031	129,158
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.69	1-1-2036	97,580	102,643
FNMA (12 Month Treasury Average +2.30%) ±	4.69	9-1-2036	330,301	343,762
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.69	4-1-2038	594,398	626,490
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.69	7-1-2030	333,687	348,699
FNMA (12 Month LIBOR +1.75%) ±	4.69	5-1-2035	575,787	605,041
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.70	9-1-2030	78,947	79,891
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.70	8-1-2026	220,583	228,669
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.70	6-1-2035	509,214	538,418
FNMA (12 Month Treasury Average +2.28%) ±	4.70	8-1-2035	538,283	551,975
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.70	12-1-2036	328,075	345,887
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.71	12-1-2040	962,432	997,143
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.71	12-1-2034	639,738	676,623
FNMA (12 Month LIBOR +1.84%) ±	4.71	6-1-2041	496,672	520,723
FNMA (12 Month LIBOR +1.80%) ±	4.72	5-1-2033	266,799	280,153
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2035	351,766	372,176
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.72	5-1-2037	759,008	792,177
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.73	6-1-2030	47,501	48,418
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.73	1-1-2032	6,691	6,767
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.73	4-1-2033	756,987	798,728
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.73	4-1-2033	332,961	347,407
FNMA (12 Month LIBOR +1.74%) ±	4.73	6-1-2041	343,572	357,940
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.74	6-1-2036	121,709	129,087
FNMA (12 Month Treasury Average +2.35%) ±	4.74	8-1-2040	405,025	415,074
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.74	10-1-2034	142,364	150,347
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.74	7-1-2028	101	105
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.75	9-1-2030	431,287	451,870
FNMA (12 Month LIBOR +1.75%) ±	4.75	4-1-2033	338,224	350,566
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.75	1-1-2037	585,936	623,713
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.75	1-1-2029	156,598	162,438
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.75	5-1-2035	851,417	897,507
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.76	12-1-2032	388,937	409,552
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.76	5-1-2035	399,828	420,076
FNMA (12 Month Treasury Average +2.36%) ±	4.76	5-1-2036	284,353	299,508
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.76	6-1-2036	446,892	471,850
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.77	6-1-2033	238,473	248,067

7

[868255.TX]8

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.77%	5-1-2035	$851,260	$908,192
FNMA (12 Month LIBOR +1.75%) ±	4.77	1-1-2035	430,738	451,311
FNMA (12 Month LIBOR +1.90%) ±	4.78	5-1-2037	1,244,985	1,320,490
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.78	2-1-2035	116,123	122,225
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.78	5-1-2036	458,695	482,755
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.79	4-1-2033	546,098	566,969
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.79	9-1-2037	516,784	552,141
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.80	3-1-2027	68,598	70,474
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.80	12-1-2024	19,914	20,084
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.81	4-1-2037	2,011,800	2,008,462
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.82	5-1-2035	570,150	601,763
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.83	12-1-2030	605,652	633,098
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.83	4-1-2036	352,148	373,354
FNMA (12 Month Treasury Average +2.48%) ±	4.84	6-1-2040	670,898	692,483
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.84	9-1-2028	35,354	36,136
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.84	5-1-2033	160,259	168,782
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.85	8-1-2031	100,107	102,046
FNMA (6 Month LIBOR +2.63%) ±	4.85	4-1-2033	218,654	226,845
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.85	6-1-2027	61,789	62,783
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.87	3-1-2033	727,688	770,811
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.87	6-1-2027	610	625
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	4.88	7-1-2028	88,447	90,539
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.88	9-1-2035	39,529	42,114
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.90	8-1-2031	31,881	32,331
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.90	3-1-2035	412,689	431,565
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	4.92	7-1-2037	1,388,931	1,479,783
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.93	1-1-2035	47,411	49,018
FNMA (1 Year Treasury Constant Maturity +2.49%) ±	4.93	7-1-2037	219,172	229,797
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	1-1-2028	1,048	1,051
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	4-1-2028	114,409	117,986
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	6-1-2032	18,891	19,068
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	5.00	5-1-2027	48,323	50,103
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	5.02	11-1-2024	19,439	19,503
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	5.03	7-1-2024	7,451	7,544
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	5.03	2-1-2037	359,002	379,054
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.04	10-1-2029	278,568	291,180
FNMA (6 Month LIBOR +2.70%) ±	5.05	1-1-2033	58,494	59,494
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	5.05	2-1-2035	400,742	422,835
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	5.07	4-1-2038	273,976	285,018
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.09	3-1-2030	5,282	5,407
FNMA (1 Year Treasury Constant Maturity +2.83%) ±	5.10	9-1-2030	175,083	184,199
FNMA (6 Month LIBOR +2.48%) ±	5.11	7-1-2033	32,935	33,161
FNMA (6 Month LIBOR +2.64%) ±	5.12	4-1-2024	119,078	124,286
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	5.15	6-1-2024	28,582	28,859
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	5.17	8-1-2035	227,588	237,520
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	5.19	3-1-2032	107,869	111,068
FNMA (1 Year Treasury Constant Maturity +2.69%) ±	5.19	5-1-2035	557,163	595,246
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.19	10-1-2028	102,123	104,868
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	5.22	2-1-2028	32,230	32,524
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.25	6-1-2032	82,511	83,768
FNMA (6 Month LIBOR +2.76%) ±	5.28	5-1-2033	891,351	958,269
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	5.50	8-1-2030	73,659	74,044
FNMA (6 Month LIBOR +3.47%) ±	5.65	12-1-2032	140,263	144,536
FNMA (6 Month LIBOR +3.57%) ±	6.45	11-1-2031	9,920	9,907
FNMA	6.50	8-1-2028	43,680	44,702
FNMA	6.50	5-1-2031	86,794	96,615
FNMA	7.06	11-1-2024	2,890	2,894
FNMA	7.06	12-1-2024	19,815	19,863
FNMA	7.06	3-1-2025	34,943	35,367
FNMA	7.06	3-1-2025	229	229
FNMA	7.06	1-1-2027	20,747	20,775
FNMA	7.50	1-1-2031	40,044	43,116
FNMA	7.50	1-1-2033	112,943	120,737
FNMA	7.50	5-1-2033	101,545	109,631
FNMA	7.50	5-1-2033	109,932	118,433
FNMA	7.50	6-1-2033	22,909	23,063
FNMA	7.50	7-1-2033	37,045	37,366

8

[868255.TX]9

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.50%	8-1-2033	$50,231	$52,495
FNMA	8.00	12-1-2026	32,466	34,979
FNMA	8.00	2-1-2030	158	159
FNMA	8.00	3-1-2030	186	197
FNMA	8.00	5-1-2033	77,265	83,470
FNMA	8.50	10-1-2026	877	881
FNMA	8.50	8-15-2024	21,722	22,015
FNMA	10.00	1-20-2021	247	249
FNMA Series 1992-39 Class FA (7 Year Treasury Constant Maturity +0.00%) ±	1.78	3-25-2022	42,086	42,007
FNMA Series 1992-45 Class F (7 Year Treasury Constant Maturity +0.00%) ±	1.78	4-25-2022	7,485	7,470
FNMA Series 1992-87 Class Z	8.00	5-25-2022	4,206	4,414
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	1.22	7-25-2023	31,928	31,882
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.33	12-25-2023	159,622	162,065
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.73	10-25-2023	90,205	92,191
FNMA Series 2001-50 Class BA	7.00	10-25-2041	109,235	123,258
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	2.36	12-18-2031	105,113	106,059
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	2.26	1-25-2032	43,910	44,297
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	100,961	117,335
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,638,907	1,831,241
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	133,701	156,347
FNMA Series 2001-T12 Class A4 ±±	4.59	8-25-2041	3,235,702	3,357,576
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	2.06	8-25-2031	46,252	45,131
FNMA Series 2001-W03 Class A ±±	5.96	9-25-2041	409,601	446,775
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	2.61	2-25-2032	90,383	91,874
FNMA Series 2002-33 Class A4 ±±	5.45	11-25-2030	107,786	112,602
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.11	9-25-2032	300,609	301,427
FNMA Series 2002-66 Class A3 ±±	4.36	4-25-2042	6,205,950	6,468,990
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,126,141	1,340,571
FNMA Series 2002-T12 Class A5 ±±	4.84	10-25-2041	1,357,753	1,414,619
FNMA Series 2002-T18 Class A5 ±±	4.60	5-25-2042	2,737,206	2,881,046
FNMA Series 2002-T19 Class A4 ±±	4.64	3-25-2042	158,294	167,980
FNMA Series 2002-W01 Class 3A ±±	4.11	4-25-2042	829,559	845,177
FNMA Series 2002-W04 Class A6 ±±	4.55	5-25-2042	1,336,330	1,385,140
FNMA Series 2003-07 Class A2 ±±	4.16	5-25-2042	616,228	625,922
FNMA Series 2003-63 Class A8 ±±	4.12	1-25-2043	974,917	1,011,219
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	308,087	369,150
FNMA Series 2003-W04 Class 5A ±±	4.38	10-25-2042	822,872	838,597
FNMA Series 2003-W08 Class 4A ±±	4.45	11-25-2042	997,958	1,037,739
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.06	6-25-2033	1,471,573	1,446,219
FNMA Series 2003-W10 Class 2A ±±	4.10	6-25-2043	2,045,108	2,132,044
FNMA Series 2003-W18 Class 2A ±±	4.35	6-25-2043	2,947,226	3,106,226
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	368,950	429,357
FNMA Series 2004-T03 Class 2A ±±	4.45	8-25-2043	1,054,203	1,094,360
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	196,887	225,804
FNMA Series 2004-W01 Class 3A ±±	4.46	1-25-2043	58,623	60,406
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	87,193	99,275
FNMA Series 2004-W12 Class 2A ±±	4.35	6-25-2044	3,049,033	3,196,690
FNMA Series 2004-W15 Class 3A ±±	4.56	6-25-2044	4,765,244	4,907,107
FNMA Series 2005-W03 Class 3A ±±	4.19	4-25-2045	961,240	1,012,472
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	2.01	1-25-2036	37,358	37,375
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	2.28	6-25-2036	968,674	976,143
FNMA Series 2006-W01 Class 3A ±±	4.24	10-25-2045	3,699,703	3,856,112
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	2.07	8-27-2036	268,492	267,193
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	3.41	5-25-2027	308,283	319,181
FNMA Series G92-20 Class FB (7 Year Treasury Constant Maturity +0.00%) ±	1.78	4-25-2022	3,080	3,074
FNMA Series G93-1 Class K	6.68	1-25-2023	130,049	135,505
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity -0.65%) ±	1.22	4-25-2023	25,615	25,614
GNMA	6.45	4-20-2025	29,279	31,710
GNMA	6.45	9-20-2025	30,146	33,820
GNMA	6.50	6-20-2034	69,975	71,106

9

[868255.TX]10

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA		6.50%	8-20-2034	$471,264	$519,111
GNMA		6.75	2-15-2029	38,833	42,940
GNMA		9.00	3-15-2020	34	34
GNMA		9.00	9-20-2024	766	780
GNMA		9.00	11-20-2024	104	104
GNMA		9.00	1-20-2025	2,471	2,582
GNMA		9.00	2-20-2025	11,372	12,352
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±		2.47	8-20-2038	1,264,662	1,282,944
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±		2.67	8-20-2038	1,550,953	1,585,383
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±		2.72	7-20-2039	1,602,142	1,643,011
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±		2.71	7-16-2039	770,829	787,594
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±		2.48	2-16-2040	768,086	776,085
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±		2.49	2-20-2061	2,012,990	2,012,505
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±		2.53	6-20-2061	835,217	835,611
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±		2.91	5-20-2067	4,642,165	4,593,501
Overseas Private Investment Corporation		2.12	3-20-2024	2,800,000	2,819,105
Total Agency Securities (Cost $266,277,944)					272,067,963

		Yield		Shares
Short-Term Investments : 4.45%
Investment Companies : 4.45%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.56		12,726,716	12,726,716

Total Short-Term Investments (Cost $12,726,716)					12,726,716

Total investments in securities (Cost $279,004,660)	99.60%				284,794,679
Other assets and liabilities, net	0.40				1,139,019

Total net assets	100.00%				$285,933,698

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

10

[868255.TX]11

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,631,386	32,038,594	29,943,264	12,726,716	$12,726,716	4.45%

[868255.TX]12

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$272,067,963	$0	$272,067,963
Short-term investments
Investment companies	12,726,716	0	0	12,726,716

Total assets	$12,726,716	$272,067,963	$0	$284,794,679

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]13

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 4.35%
FHLMC Multi Family Structured Pass-Through Securities Series K-714 Class A2 ±±	3.03%	10-25-2020	$4,867,430	$4,893,615
FHLMC Multi Family Structured Pass-Through Securities Series K-715 Class A2 ±±	2.86	1-25-2021	5,672,391	5,713,941
GNMA Series 2019-H04 Class CA ±±	3.00	3-20-2069	5,212,376	5,235,809
Total Agency Securities (Cost $15,806,138)				15,843,365

Asset-Backed Securities : 28.05%
American Express Credit Account Master Trust Series 2017-1 Class A	1.93	9-15-2022	1,300,000	1,299,818
American Express Credit Account Master Trust Series 2017-6 Class A	2.04	5-15-2023	2,236,000	2,240,041
AmeriCredit Automobile Receivables Trust Series 2019-1 Class A2A	2.93	6-20-2022	1,470,564	1,476,044
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	6,000,000	6,000,841
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	1,076,610	1,077,914
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.95	11-20-2028	5,000,000	4,993,915
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A2A 144A	3.00	6-21-2021	684,425	686,059
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2 144A	2.78	3-21-2022	1,724,016	1,729,841
CarMax Auto Owner Trust Series 2018-4 Class A2A	3.11	2-15-2022	1,950,082	1,958,212
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	3,140,284	3,167,768
Chase Issuance Trust Series 2015-A4 Class A4	1.84	4-15-2022	3,500,000	3,499,073
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	3,000,000	2,993,143
Delamare Cards Series 2018-1A Class A1 (1 Month LIBOR +0.70%) 144A±	2.43	11-19-2025	5,000,000	5,007,725
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	387,394	388,048
Dell Equipment Finance Trust Series 2018-2 Class A2 144A	3.16	2-22-2021	983,744	988,364
Dell Equipment Finance Trust Series 2019-2 Class A2 144A	1.95	12-22-2021	3,000,000	2,997,834
Dorchester Park CLO Limited Series 2016-25A Class AR (3 Month LIBOR +0.90%) 144A±	2.87	4-20-2028	5,000,000	4,987,285
Dryden Senior Loan Fund Series 2018-71A Class A (3 Month LIBOR +1.15%) 144A±	3.45	1-15-2029	4,250,000	4,250,038
Evergreen Credit Card Trust Series 2019-3 Class B 144A	2.36	10-16-2023	3,750,000	3,750,198
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	1,785,000	1,793,603
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	2.41	4-10-2031	834,861	835,108
Hyundai Auto Lease Securitization Trust Series 2019-B Class A2 144A	2.08	12-15-2021	830,000	830,745
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	2,200,830	2,206,809
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class A2A	2.04	6-15-2022	1,000,000	1,001,478
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	2.41	2-15-2023	5,000,000	5,012,257
Nissan Auto Receivables Owner Trust Series 2019-B Class A2	2.56	3-15-2022	1,350,000	1,354,424
Oscar US Funding Trust Series 2018-1A Class A2B (1 Month LIBOR +0.49%) 144A±	2.25	4-12-2021	356,220	356,277
Oscar US Funding Trust Series 2018-2A Class A2A 144A	3.15	8-10-2021	1,365,235	1,368,549
Oscar US Funding Trust Series 2019-2A Class A2 144A	2.49	8-10-2022	500,000	500,934
Penarth Master Issuer plc Series 2019-1A Class A1 (1 Month LIBOR +0.54%) 144A±	2.30	7-18-2023	2,000,000	1,998,270
Santander Retail Auto Lease Trust Series 2019-B Class A2A 144A	2.29	4-20-2022	1,000,000	1,002,893
Santander Retail Auto Lease Trust Series 2019-C Class A2A 144A	1.89	9-20-2022	3,000,000	2,995,343
Securitized Term Auto Receivables Trust Series 2018-2A Class A2A 144A	3.06	2-25-2021	616,155	617,275
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	3,126,352	3,152,233
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01	4-25-2028	1,117,469	1,125,248
Tesla Auto Lease Trust Series 2018-A Class C 144A	2.97	4-20-2020	1,870,000	1,871,931
Trillium Credit Card Trust II Series 2019-2A Class A 144A	3.04	1-26-2024	2,000,000	2,022,539
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.23%) 144A ±(a)%%	2.99	4-20-2029	5,000,000	5,000,000

1

[868255.TX]14

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Conservative Income Fund

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Verizon Owner Trust Series 2017-3A Class A1A 144A	2.06%	4-20-2022	$3,980,637	$3,982,616
Verizon Owner Trust Series 2018-1A Class A1 144A	2.82	9-20-2022	2,000,000	2,013,678
Volvo Financial Equipment LLC Series 2019-1A Class A2 144A	2.90	11-15-2021	1,600,000	1,606,654
World Omni Auto Lease Trust Series 2018-A Class A3	2.50	4-17-2023	6,000,000	6,027,705
Total Asset-Backed Securities (Cost $101,972,443)				102,168,730

Corporate Bonds and Notes : 33.96%
Communication Services : 1.10%
Entertainment : 1.10%
The Walt Disney Company	1.95	3-4-2020	4,000,000	4,000,109

Consumer Discretionary : 0.87%
Automobiles : 0.87%
Volkswagen Group America Company 144A	2.50	9-24-2021	1,675,000	1,683,822
Volkswagen Group America Company (3 Month LIBOR +0.77%) 144A±	2.67	11-13-2020	1,500,000	1,505,909
				3,189,731

Energy : 1.21%
Oil, Gas & Consumable Fuels : 1.21%
Exxon Mobil Corporation (3 Month LIBOR +0.33%) ±	2.23	8-16-2022	4,375,000	4,396,200

Financials : 29.68%
Banks : 7.12%
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,077,648
BB&T Corporation	2.05	5-10-2021	1,000,000	1,000,672
BB&T Corporation	2.45	1-15-2020	3,500,000	3,500,612
Branch Banking Trust	2.10	1-15-2020	1,100,000	1,100,094
Citibank NA	3.40	7-23-2021	2,040,000	2,082,060
Citigroup Incorporated	2.70	3-30-2021	3,000,000	3,024,606
Credit Suisse New York	2.10	11-12-2021	1,000,000	1,001,950
HSBC Bank USA NA	4.88	8-24-2020	2,000,000	2,040,128
JPMorgan Chase & Company	4.25	10-15-2020	2,000,000	2,039,382
JPMorgan Chase & Company	4.35	8-15-2021	1,000,000	1,038,567
JPMorgan Chase Bank NA (3 Month LIBOR +0.37%) ±	2.27	2-19-2021	2,000,000	2,000,716
PNC Bank NA	2.15	4-29-2021	2,000,000	2,005,788
US Bank NA	2.35	1-23-2020	4,000,000	4,001,282
				25,913,505

Capital Markets : 4.00%
Bank of New York Mellon Corporation (3 Month LIBOR +0.28%) ±	2.41	6-4-2021	900,000	900,987
Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	2.21	5-21-2021	4,540,000	4,545,726
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,000,000	1,050,630
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,021,198
Intercontinental Exchange Incorporated	2.75	12-1-2020	3,631,000	3,657,274
Morgan Stanley	5.50	7-28-2021	3,212,000	3,391,518
				14,567,333

Consumer Finance : 5.22%
American Honda Finance Corporation	1.70	9-9-2021	2,000,000	1,993,371
American Honda Finance Corporation (3 Month LIBOR +0.15%) ±	2.04	2-21-2020	3,000,000	3,001,020
Caterpillar Financial Service Corporation (3 Month LIBOR +0.30%) ±	2.41	3-8-2021	4,500,000	4,505,468
John Deere Capital Corporation	2.20	3-13-2020	2,500,000	2,501,843
John Deere Capital Corporation	2.35	1-8-2021	2,000,000	2,010,174

2

[868255.TX]15

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.52%) 144A±	2.64%	3-15-2021	$1,000,000	$1,000,336
Toyota Motor Credit Corporation	1.90	4-8-2021	2,000,000	2,001,643
Toyota Motor Credit Corporation (3 Month LIBOR +0.17%) ±	2.32	9-18-2020	2,000,000	2,001,784
				19,015,639

Diversified Financial Services : 1.38%
WEA Finance LLC 144A	3.25	10-5-2020	5,000,000	5,041,810

Insurance : 11.96%
AIG Global Funding (3 Month LIBOR +0.46%) 144A±	2.57	6-25-2021	2,600,000	2,609,944
Athene Global Funding 144A	2.75	4-20-2020	4,085,000	4,096,054
Jackson National Life Global Company 144A	3.30	6-11-2021	1,815,000	1,850,337
Jackson National Life Global Funding 144A	2.25	4-29-2021	4,000,000	4,020,289
MassMutual Global Funding 144A	2.45	11-23-2020	1,000,000	1,005,299
MassMutual Global Funding II 144A	1.95	9-22-2020	3,826,000	3,828,265
Metropolitan Life Global Funding I (3 Month LIBOR +0.40%) 144A±	2.53	6-12-2020	1,975,000	1,978,450
Metropolitan Life Global Funding Incorporated 144A	1.95	9-15-2021	3,000,000	2,999,810
New York Life Global Funding 144A	2.00	4-13-2021	600,000	600,927
New York Life Global Funding 144A	2.95	1-28-2021	4,545,000	4,598,705
Principal Life Global Funding II 144A	2.15	1-10-2020	4,900,000	4,900,950
Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	2.62	6-28-2021	5,000,000	5,020,632
The Allstate Corporation (3 Month LIBOR +0.43%) ±	2.53	3-29-2021	825,000	826,754
USAA Capital Corporation 144A	2.00	6-1-2021	5,220,000	5,229,373
				43,565,789

Industrials : 1.10%
Road & Rail : 1.10%
TTX Company 144A	2.60	6-15-2020	4,000,000	4,008,279

Total Corporate Bonds and Notes (Cost $123,459,948)				123,698,395

Municipal Obligations : 1.40%
California : 0.28%
Miscellaneous Revenue : 0.28%
Fresno County CA Pension CAB Series A (National Insured) ¤	0.00	8-15-2020	1,025,000	1,010,548

Tennessee : 1.12%
Health Revenue : 1.12%
Nashville & Davidson Counties TN Vanderbilt University Medical Center Series D (1 Month LIBOR +2.50%) ±##	4.27	7-1-2046	4,000,000	4,087,040

Total Municipal Obligations (Cost $5,128,704)				5,097,588

Yankee Corporate Bonds and Notes : 17.59%
Energy : 1.59%
Oil, Gas & Consumable Fuels : 1.59%
BP Capital Markets plc (3 Month LIBOR +0.25%) ±	2.38	11-24-2020	1,270,000	1,271,861
BP Capital Markets plc	2.52	1-15-2020	4,500,000	4,503,097
				5,774,958

3

[868255.TX]16

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Conservative Income Fund

		Interest rate	Maturity date	Principal	Value
Financials : 13.42%
Banks : 12.41%
Australia and New Zealand Banking Group 144A		4.88%	1-12-2021	$1,000,000	$1,031,410
Australia and New Zealand Banking Group 144A		5.10	1-13-2020	4,000,000	4,013,842
Barclays Bank plc (3 Month LIBOR +0.46%) ±		2.44	1-11-2021	4,000,000	3,998,714
Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±		2.37	4-26-2021	3,000,000	3,009,540
Credit Agricole 144A		2.75	6-10-2020	4,550,000	4,565,926
DnB Bank ASA (3 Month LIBOR +0.62%) 144A±%%		2.53	12-2-2022	500,000	501,398
HSBC Holdings plc		2.95	5-25-2021	1,000,000	1,012,648
HSBC Holdings plc		5.10	4-5-2021	3,000,000	3,116,791
Macquarie Bank Limited 144A		2.85	1-15-2021	4,000,000	4,035,918
National Australia Bank Limited		3.70	11-4-2021	1,410,000	1,453,823
Santander UK plc (3 Month LIBOR +0.62%) ±		2.76	6-1-2021	4,000,000	4,015,222
Santander UK plc (3 Month LIBOR +0.66%) ±		2.57	11-15-2021	1,270,000	1,275,107
Skandinaviska Enskilda Banken 144A		2.63	11-17-2020	3,000,000	3,010,710
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.35%) ±		2.35	1-17-2020	3,000,000	3,001,836
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±		2.60	5-24-2021	4,000,000	4,016,040
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±		2.41	4-23-2021	1,800,000	1,804,350
Westpac Banking Corporation (3 Month LIBOR +0.28%) ±		2.19	5-15-2020	1,325,000	1,326,122
					45,189,397

Insurance : 1.01%
AIA Group Limited (3 Month LIBOR +0.52%) 144A±		2.68	9-20-2021	3,680,000	3,682,318

Industrials : 2.58%
Electrical Equipment : 2.58%
Siemens Financieringsmaatschappij NV 144A		1.70	9-15-2021	2,600,000	2,591,162
Siemens Financieringsmaatschappij NV 144A		2.15	5-27-2020	1,900,000	1,901,644
Tyco Electronics Group SA (3 Month LIBOR +0.45%) ±		2.58	6-5-2020	4,900,000	4,906,026
					9,398,832

Total Yankee Corporate Bonds and Notes (Cost $63,893,526)					64,045,505

Short-Term Investments : 16.64%
Certificates of Deposit : 3.85%
Credit Suisse (3 Month LIBOR +0.12%) ±		2.26	2-28-2020	6,000,000	6,001,004
Natixis (3 Month LIBOR +0.23%) ±		2.24	1-10-2020	3,000,000	3,000,517
Societe Generale SA (1 Month LIBOR +0.20%) ±		1.96	2-10-2020	5,000,000	5,001,892
					14,003,413

Commercial Paper : 12.03%
Anglesea Funding plc 144A(p)(z)		1.77	1-6-2020	7,500,000	7,486,090
Concord Minutemen Capital Company 144A(p)(z)		1.98	1-3-2020	5,400,000	5,390,828
Gotham Funding Corporation 144A(p)(z)		0.71	12-3-2019	7,000,000	6,998,775
Great Bridge Capital Company LLC 144A(p)(z)		1.97	1-7-2020	5,000,000	4,991,111
Lime Funding LLC 144A(p)(z)		1.78	1-22-2020	4,000,000	3,989,020
LMA Americas LLC 144A(p)(z)		1.76	1-8-2020	7,000,000	6,986,910
Mont Blanc Capital Corporation 144A(p)(z)		2.01	2-6-2020	8,000,000	7,971,802
					43,814,536

		Yield		Shares
Investment Companies : 0.76%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56		2,780,752	2,780,752

Total Short-Term Investments (Cost $60,595,068)					60,598,701

Total investments in securities (Cost $370,855,827)	101.99%				$371,452,284
Other assets and liabilities, net	(1.99)				(7,258,059)

Total net assets	100.00%				$364,194,225

4

[868255.TX]17

Wells Fargo Conservative Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

CAB	Capital appreciation bond
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
National	National Public Finance Guarantee Corporation

5

[868255.TX]18

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	220,913	47,393,217	44,833,378	2,780,752	$2,780,752	0.76%

[868255.TX]19

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$15,843,365	$0	$15,843,365
Asset-backed securities	0	102,168,730	0	102,168,730
Corporate bonds and notes	0	123,698,395	0	123,698,395
Municipal obligations	0	5,097,588	0	5,097,588
Yankee corporate bonds and notes	0	64,045,505	0	64,045,505
Short-term investments
Certificates of deposit	0	14,003,413	0	14,003,413
Commercial paper	0	43,814,536	0	43,814,536
Investment companies	2,780,752	0	0	2,780,752

Total assets	$2,780,752	$368,671,532	$0	$371,452,284

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]20

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 19.15%
FHLB	3.00%	9-1-2034	$1,606,875	$1,645,482
FHLMC	3.50	6-15-2042	3,156,891	3,227,533
FHLMC	3.50	12-1-2045	3,022,034	3,152,420
FHLMC	3.50	12-1-2045	926,017	956,573
FHLMC	4.00	6-1-2044	2,213,375	2,341,232
FHLMC (12 Month LIBOR +1.33%) ±	4.29	1-1-2036	16,663	17,217
FHLMC	5.00	6-1-2036	207,077	228,215
FHLMC	5.00	8-1-2040	209,798	231,769
FHLMC	5.50	8-1-2038	48,429	54,427
FHLMC	5.50	12-1-2038	448,641	504,153
FHLMC	5.50	6-1-2040	697,834	776,243
FHLMC	6.75	9-15-2029	5,910,000	8,395,875
FHLMC	8.00	2-1-2030	178	205
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	741,249	753,872
FHLMC Series 3774 Class AB	3.50	12-15-2020	24,533	24,654
FHLMC Series D8024 Class FR	3.00	11-1-2049	8,104,194	8,222,017
FHLMC Series K020 Class X1 ±±(c)	1.53	5-25-2022	12,707,510	363,932
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,341,207	1,607,373
FHLMC Series T-57 Class 2A1 ±±	4.12	7-25-2043	39,570	42,735
FHLMC Series T-59 Class 2A1 ±±	3.99	10-25-2043	205,039	222,217
FNMA	3.50	3-1-2048	12,274,670	12,709,462
FNMA (12 Month LIBOR +1.61%) ±	2.47	5-1-2046	1,254,949	1,270,081
FNMA (12 Month LIBOR +1.61%) ±	2.51	3-1-2046	1,124,263	1,140,670
FNMA	3.00	11-1-2045	1,854,916	1,899,493
FNMA	3.00	12-1-2045	4,643,878	4,755,624
FNMA	3.00	12-1-2046	2,190,732	2,243,574
FNMA	3.00	11-1-2047	7,739,071	7,894,775
FNMA	3.00	4-1-2048	5,426,740	5,523,630
FNMA	3.02	2-1-2026	3,139,842	3,275,834
FNMA	3.27	7-1-2022	1,180,811	1,221,588
FNMA	3.48	3-1-2029	990,657	1,074,360
FNMA	3.50	10-1-2043	968,880	1,015,148
FNMA	3.50	4-1-2045	242,470	252,946
FNMA	3.50	8-1-2045	5,338,628	5,562,168
FNMA	3.50	8-1-2049	20,574,815	21,113,752
FNMA	3.62	3-1-2029	443,000	487,033
FNMA	3.63	3-1-2029	1,250,000	1,370,059
FNMA	3.77	3-1-2029	991,695	1,096,683
FNMA	3.77	3-1-2029	1,081,712	1,195,533
FNMA	3.95	9-1-2021	394,940	405,608
FNMA (12 Month LIBOR +1.73%) ±	3.99	9-1-2036	13,063	13,634
FNMA	4.00	2-1-2046	421,719	444,723
FNMA	4.00	4-1-2046	2,366,174	2,499,032
FNMA	4.00	6-1-2048	5,838,364	6,078,669
FNMA	4.00	9-1-2048	3,629,522	3,771,863
FNMA	4.00	9-1-2048	2,950,519	3,064,024
FNMA	4.00	10-1-2048	473,868	491,841
FNMA (12 Month LIBOR +1.78%) ±	4.23	8-1-2036	20,236	21,333
FNMA	4.50	11-1-2048	5,559,757	5,853,521
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.60	8-1-2036	622,379	657,594
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.91	1-1-2036	38,372	40,263
FNMA	5.00	1-1-2024	43,226	44,992
FNMA	5.00	2-1-2036	22,325	24,641
FNMA	5.00	6-1-2040	75,075	82,089
FNMA	5.00	8-1-2040	1,308,163	1,444,297
FNMA	5.50	11-1-2023	31,230	32,665
FNMA	5.50	8-1-2034	79,479	89,543
FNMA	5.50	2-1-2035	23,929	26,948
FNMA	5.50	8-1-2038	100,521	108,212
FNMA	5.50	8-1-2038	181,657	195,510
FNMA	6.00	10-1-2037	427,070	489,115
FNMA	6.00	11-1-2037	28,753	32,619
FNMA	6.50	7-1-2036	20,739	23,678

1

[868255.TX]21

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	7-1-2036	$10,294	$11,832
FNMA	6.50	11-1-2036	4,507	5,090
FNMA	6.63	11-15-2030	5,015,000	7,249,812
FNMA	7.00	12-1-2022	84,434	86,420
FNMA	7.00	7-1-2036	10,467	11,275
FNMA	7.00	11-1-2037	5,894	6,575
FNMA	7.50	5-1-2038	1,893	1,911
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	5,746	6,840
FNMA Series 2003-W08 Class 4A ±±	4.45	11-25-2042	116,805	121,461
FNMA Series 2003-W14 Class 2A ±±	4.31	6-25-2045	86,579	91,591
FNMA Series 2003-W14 Class 2A ±±	4.53	1-25-2043	210,807	220,419
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	973,542	1,081,200
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	487,115	569,346
GNMA	3.00	11-20-2045	3,725,438	3,851,026
GNMA %%	3.00	12-19-2049	8,420,000	8,654,181
GNMA	3.50	9-20-2047	2,988,193	3,099,223
GNMA	3.50	12-20-2047	6,305,413	6,523,839
GNMA	4.00	12-20-2047	3,532,766	3,701,059
GNMA	4.50	8-20-2049	1,609,273	1,691,526
GNMA	5.00	7-20-2040	528,665	583,921
GNMA	7.50	12-15-2029	619	687
GNMA Series 2008-22 Class XM ±±(c)	1.10	2-16-2050	840,430	21,832
Overseas Private Investment Corporation	2.12	3-20-2024	4,635,000	4,666,626
STRIPS ¤	0.00	5-15-2039	4,670,000	3,027,728
TVA	5.88	4-1-2036	6,400,000	9,240,204
Total Agency Securities (Cost $183,490,448)				188,332,595

Asset-Backed Securities : 10.60%
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	4,945,000	5,012,478
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.95	11-20-2028	935,000	933,862
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	3,746,391	3,748,898
CarMax Auto Owner Trust Series 2015-4 Class C	2.50	10-15-2021	1,885,000	1,885,224
Daimler Trucks Retail Trust Series 2018-1 Class A3 144A	2.85	7-15-2021	2,214,657	2,220,268
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	5,377,024	5,386,107
Drive Auto Receivables Trust Series 2018-3 Class B	3.37	9-15-2022	3,055,951	3,060,823
DT Auto Owner Trust Series 2016-1A Class D 144A	4.66	12-15-2022	2,471,846	2,475,386
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	2.51	10-25-2056	931,813	927,143
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	2,949,314	2,947,941
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,663,605
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	2,600,000	2,598,165
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	3,523,864	3,521,720
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	1,800,000	1,836,028
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	3,308,000	3,404,874
Honda Auto Receivables Owner Trust Series 2016-4 Class A4	1.36	1-18-2023	4,998,000	4,983,856
Honda Auto Receivables Owner Trust Series 2017-1 Class A4	2.05	6-21-2023	4,634,000	4,637,189
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,985,195
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	2,000,000	2,009,198
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) 144A±	2.17	12-16-2058	82,501	82,480
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	360,819	360,856
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	5,198,472	5,222,505
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	2.20	10-27-2025	1,237,837	1,231,417
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	2.53	5-1-2030	3,015,682	3,007,658
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.93	10-25-2027	1,315,333	1,317,061
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	1,213,254	1,212,293

2

[868255.TX]22

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.31%	1-25-2046	$2,615,223	$2,578,595
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	8,088,000	8,113,492
Toyota Auto Receivables Owner Trust Series 2018-D Class A3	3.18	3-15-2023	5,995,000	6,101,131
Toyota Auto Receivables Owner Trust Series 2019- B Class A2A	2.59	2-15-2022	7,255,000	7,282,014
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	2,155,845	2,155,461
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	2.29	7-17-2023	2,590,000	2,599,450
Westlake Automobile Receivables Trust Series 2019-1A Class A2A 144A	3.06	5-16-2022	1,571,776	1,578,121
Westlake Automobile Receivables Trust Series 2019-2A Class A1 144A	2.53	6-15-2020	469,247	469,363
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,055,962	1,061,788
World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3	3.19	12-15-2021	4,516,000	4,572,333
Total Asset-Backed Securities (Cost $103,896,843)				104,183,978

Corporate Bonds and Notes : 21.45%

Communication Services : 1.57%

Diversified Telecommunication Services : 0.57%
AT&T Incorporated	4.75	5-15-2046	1,975,000	2,210,958
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,321,712
Verizon Communications Incorporated	5.01	4-15-2049	882,000	1,133,946
Verizon Communications Incorporated	5.50	3-16-2047	675,000	916,985
				5,583,601

Media : 0.47%
Charter Communications Operating LLC	5.38	4-1-2038	705,000	798,891
Charter Communications Operating LLC	6.48	10-23-2045	655,000	811,589
Diamond Sports Group LLC 144A	5.38	8-15-2026	70,000	71,050
Diamond Sports Group LLC 144A	6.63	8-15-2027	70,000	68,230
Discovery Communications LLC	6.35	6-1-2040	1,550,000	1,958,286
Discovery Incorporated	5.30	5-15-2049	735,000	848,047
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	45,000	47,402
				4,603,495

Wireless Telecommunication Services : 0.53%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,630,743
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	2,021,084
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	576,375
				5,228,202

Consumer Discretionary : 0.41%

Hotels, Restaurants & Leisure : 0.31%
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	3,106,826

Multiline Retail : 0.10%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	940,000	947,722

Consumer Staples : 0.75%

Beverages : 0.21%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	2,098,878

3

[868255.TX]23

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.19%
Kroger Company	5.40%	1-15-2049	$1,500,000	$1,826,889

Tobacco : 0.35%
Altria Group Incorporated	5.95	2-14-2049	1,090,000	1,311,195
BAT Capital Corporation	3.56	8-15-2027	1,510,000	1,538,287
Reynolds American Incorporated	7.00	8-4-2041	450,000	550,284
				3,399,766

Energy : 3.15%

Energy Equipment & Services : 0.21%
Diamond Offshore Drilling Incorporated «	7.88	8-15-2025	1,250,000	1,000,000
Hilcorp Energy Company 144A	6.25	11-1-2028	1,250,000	1,051,538
				2,051,538

Oil, Gas & Consumable Fuels : 2.94%
Antero Resources Corporation	5.38	11-1-2021	1,900,000	1,755,125
Apache Corporation	5.35	7-1-2049	2,250,000	2,246,551
Baker Hughes LLC	2.77	12-15-2022	1,870,000	1,901,089
Boardwalk Pipelines LP	4.80	5-3-2029	1,620,000	1,711,704
Cheniere Energy Partners LP 144A	4.50	10-1-2029	220,000	221,166
Denbury Resources Incorporated 144A	9.25	3-31-2022	1,250,000	1,034,375
Energy Transfer Operating Partners LP	5.25	4-15-2029	905,000	998,865
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,499,275
Enviva Partners LP 144A%%	6.50	1-15-2026	500,000	519,600
EQT Corporation «	3.90	10-1-2027	4,955,000	4,318,106
Gulfport Energy Corporation	6.38	5-15-2025	1,250,000	812,500
Indigo Natural Resources LLC 144A	6.88	2-15-2026	1,225,000	1,111,688
Nabors Industries Limited «	5.50	1-15-2023	1,250,000	1,100,000
Oasis Petroleum Incorporated 144A«	6.25	5-1-2026	1,250,000	896,875
Occidental Petroleum Corporation	4.40	8-15-2049	1,570,000	1,593,443
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,250,000	2,281,510
SemGroup Corporation	7.25	3-15-2026	875,000	960,313
Southern Star Central Corporation 144A	5.13	7-15-2022	1,189,000	1,200,890
Southwestern Energy Company «	7.75	10-1-2027	1,250,000	1,085,938
Whiting Petroleum Corporation	1.25	4-1-2020	975,000	927,781
Whiting Petroleum Corporation	6.63	1-15-2026	1,250,000	712,500
				28,889,294

Financials : 6.87%

Banks : 1.70%
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86	7-23-2024	1,310,000	1,379,736
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,243,737
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,884,146
BBVA Bancomer SA 144A	7.25	4-22-2020	283,000	286,538
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,169,050
Deutsche Bank AG (USD ICE SWAP RATE 11:00am NY 5 +2.55%) ±	4.88	12-1-2032	1,750,000	1,601,775
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,593,261
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,792,584
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	598,544
Santander Holdings USA Incorporated 144A	3.24	10-5-2026	1,125,000	1,129,744
				16,679,115

Capital Markets : 1.22%
Blackstone Holdings Finance Company LLC 144A«	2.50	1-10-2030	5,500,000	5,419,717
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,249,731
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,931,375
Morgan Stanley	3.70	10-23-2024	3,235,000	3,425,638
				12,026,461

4

[868255.TX]24

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Finance : 1.45%
ERAC USA Finance LLC 144A	4.50%	2-15-2045	$1,695,000	$1,899,974
Ford Motor Credit Company LLC	3.20	1-15-2021	2,890,000	2,900,415
General Motors Financial Company Incorporated	5.65	1-17-2029	1,330,000	1,477,224
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	3,019,354
Synchrony Financial	2.85	7-25-2022	2,000,000	2,018,841
Synchrony Financial	3.95	12-1-2027	2,800,000	2,923,730
				14,239,538

Diversified Financial Services : 1.18%
Private Export Funding Corporation	2.80	5-15-2022	9,000,000	9,217,038
WEA Finance LLC 144A	2.88	1-15-2027	2,390,000	2,378,791
				11,595,829

Insurance : 1.32%
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,544,105
Brighthouse Financial Incorporated	4.70	6-22-2047	1,955,000	1,764,165
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,317,115
National Life Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,848,245
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	4.23	12-1-2066	1,345,000	1,035,650
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,492,276
				13,001,556

Health Care : 2.12%

Biotechnology : 0.37%
AbbVie Incorporated 144A	2.95	11-21-2026	3,625,000	3,660,919

Health Care Providers & Services : 1.75%
Anthem Incorporated	3.70	9-15-2049	1,000,000	989,358
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,270,707
CommonSpirit Health	3.82	10-1-2049	1,810,000	1,796,543
CVS Health Corporation	4.78	3-25-2038	3,100,000	3,526,192
Dignity Health	3.81	11-1-2024	2,000,000	2,114,199
Highmark Incorporated 144A	6.13	5-15-2041	710,000	874,520
Magellan Health Incorporated	4.90	9-22-2024	2,710,000	2,737,100
WellPoint Incorporated	3.13	5-15-2022	3,804,000	3,891,659
				17,200,278

Industrials : 1.25%

Airlines : 0.24%
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	2,273,401	2,371,802

Industrial Conglomerates : 0.26%
General Electric Company	4.63	1-7-2021	1,060,000	1,087,712
General Electric Company (3 Month LIBOR +3.33%) ±	5.00	12-29-2049	1,495,000	1,462,424
				2,550,136

Machinery : 0.00%
Harsco Corporation 144A	5.75	7-31-2027	20,000	21,050

5

[868255.TX]25

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors : 0.16%
Fortress Transportation and Infrastructure Investors LLC 144A	6.50%	10-1-2025	$1,500,000	$1,543,755

Transportation Infrastructure : 0.59%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	753,618
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,244,542
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	787,368

				5,785,528

Information Technology : 1.98%
Communications Equipment : 0.22%
Motorola Solutions Incorporated	4.60	2-23-2028	2,000,000	2,159,373

Electronic Equipment, Instruments & Components : 0.36%
Arrow Electronics Incorporated	3.88	1-12-2028	1,000,000	1,029,014
Corning Incorporated	3.90	11-15-2049	2,500,000	2,543,520

				3,572,534

Semiconductors & Semiconductor Equipment : 0.54%
Broadcom Corporation	3.88	1-15-2027	1,500,000	1,531,246
Qualcomm Incorporated	3.00	5-20-2022	3,700,000	3,787,010

				5,318,256

Software : 0.45%
Citrix Systems Incorporated	4.50	12-1-2027	2,045,000	2,222,926
Symantec Corporation	4.20	9-15-2020	2,145,000	2,165,979

				4,388,905

Technology Hardware, Storage & Peripherals : 0.41%
Apple Incorporated	2.95	9-11-2049	1,270,000	1,234,492
Apple Incorporated	4.65	2-23-2046	990,000	1,249,000
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,575,868

				4,059,360

Materials : 0.42%
Containers & Packaging : 0.42%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,000,000	952,500
WRKCo Incorporated	3.90	6-1-2028	3,000,000	3,190,836

				4,143,336

Real Estate : 1.63%
Equity REITs : 1.40%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	947,227
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,256,033
Omega Healthcare Investors Incorporated	5.25	1-15-2026	1,700,000	1,875,672
Sabra Health Care LP / Sabra Capital Corporation	4.80	6-1-2024	2,000,000	2,133,980
Tanger Properties LP	3.75	12-1-2024	1,600,000	1,632,054
Welltower Incorporated	4.25	4-1-2026	4,465,000	4,862,845

				13,707,811

Real Estate Management & Development : 0.23%
Washington Prime Group Incorporated	3.85	4-1-2020	2,275,000	2,269,313

6

[868255.TX]26

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal		Value
Real Estate : 0.44%
Highwoods Realty LP	3.05%	2-15-2030		$4,420,000	$4,360,684
Utilities : 0.86%
Electric Utilities : 0.77%
Basin Electric Power Cooperative 144A	4.75	4-26-2047		1,315,000	1,544,557
DPL Incorporated 144A	4.35	4-15-2029		2,550,000	2,386,805
DPL Incorporated	7.25	10-15-2021		1,595,000	1,658,800
ITC Holdings Corporation	2.70	11-15-2022		673,000	681,042
Oglethorpe Power Corporation	5.05	10-1-2048		1,060,000	1,275,188

					7,546,392

Independent Power & Renewable Electricity Producers : 0.09%
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046		850,000	938,899

Total Corporate Bonds and Notes (Cost $203,012,816)					210,877,041

			Shares
Exchange-Traded Funds : 1.77%
SPDR Barclays High Yield Bond ETF «				112,000	12,128,750
Vaneck Vectors JPMorgan Emerging Markets Local Currency Bond ETF				161,000	5,304,950
Total Exchange-Traded Funds (Cost $17,399,120)					17,433,700

			Principal
Foreign Corporate Bonds and Notes : 2.89%
Consumer Discretionary : 0.34%
Auto Components : 0.12%
HP Pelzer Holding Gmbh 144A	4.13	4-1-2024	EUR	1,200,000	1,215,924

Automobiles : 0.22%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	2,118,211

Consumer Staples : 0.84%
Food & Staples Retailing : 0.19%
Tasty Bondco 1 SA 144A	6.25	5-15-2026	EUR	1,600,000	1,825,109

Food Products : 0.46%
Danone SA (5 Year EUR Swap +1.43%)	1.75	12-31-2099	EUR	2,600,000	2,912,004
Sigma Holdings Company BV 144A«	5.75	5-15-2026	EUR	1,500,000	1,636,173

					4,548,177

Household Products : 0.19%
Energizer Gamma Acquisition BV 144A	4.63	7-15-2026	EUR	1,600,000	1,862,006

Energy : 0.74%
Oil, Gas & Consumable Fuels : 0.74%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	3,707,420
Petroleos Mexicanos	3.75	2-21-2024	EUR	1,000,000	1,162,377
Total SA (5 Year EUR Swap +3.78%)	3.88	12-29-2049	EUR	2,000,000	2,377,684

					7,247,481

7

[868255.TX]27

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal		Value
Financials : 0.59%
Banks : 0.38%
Bankia SA (5 Year EUR Swap +5.82%) ±	6.00%	12-31-2099	EUR	1,200,000	1,375,009
Caixa Geral de Depositos SA (5 Year EUR Swap +10.93%) ±	10.75	12-31-2099	EUR	1,800,000	2,329,458

					3,704,467

Diversified Financial Services : 0.21%
LKQ European Holdings BV Company 144A	3.63	4-1-2026	EUR	1,800,000	2,082,401

Industrials : 0.32%
Commercial Services & Supplies : 0.12%
Paprec Holding SA 144A	4.00	3-31-2025	EUR	1,200,000	1,236,219

Road & Rail : 0.20%
Europcar Groupe SA 144A	4.13	11-15-2024	EUR	1,800,000	1,946,827

Real Estate : 0.06%
Real Estate Management & Development : 0.06%
ATF Netherlands BV	1.50	7-15-2024	EUR	500,000	574,842

Total Foreign Corporate Bonds and Notes (Cost $29,149,526)					28,361,664

Foreign Government Bonds : 2.39%
Bonos y Obligaciones del Estado 144A	0.25	7-30-2024	EUR	8,850,000	9,905,323
Bonos y Obligaciones del Estado	0.75	7-30-2021	EUR	4,430,000	4,976,357
Brazil (BRL)	10.00	1-1-2025	BRL	8,600,000	2,413,186
Italy Buoni Poliennali del Tesoro	0.05	4-15-2021	EUR	3,500,000	3,864,118
Nota Do Tesouro Nacional Notes	10.00	1-1-2029	BRL	8,000,000	2,345,734
Total Foreign Government Bonds (Cost $23,942,210)					23,504,718

Loans : 0.41%
Communication Services : 0.29%
Media : 0.29%
Ancestry.com Incorporated (1 Month LIBOR +3.75%) ±	5.46	10-19-2023		$1,212,579	1,167,107
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	4.96	8-24-2026		1,700,000	1,694,152

					2,861,259

Health Care : 0.12%
Health Care Providers & Services : 0.12%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.96	9-2-2024		1,225,000	1,206,013

Total Loans (Cost $4,148,218)					4,067,272

Municipal Obligations : 2.28%
California : 0.38%
Airport Revenue : 0.22%
San Jose CA Series B (AGM Insured)	6.60	3-1-2041		2,000,000	2,107,620

Transportation Revenue : 0.16%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00	10-1-2028		2,115,000	1,599,194

					3,706,814

8

[868255.TX]28

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois : 1.19%
GO Revenue : 0.84%
Chicago IL Series B	5.43%	1-1-2042	$1,000,000	$1,022,920
Cook County IL Series B (BAM Insured)	6.36	11-15-2033	1,745,000	2,360,811
Illinois Taxable Pension «	5.10	6-1-2033	3,040,000	3,271,891
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,618,599

				8,274,221

Tax Revenue : 0.35%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,480,737
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,700,278
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	225,514

				3,406,529

				11,680,750

Maryland : 0.10%
Education Revenue : 0.10%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	975,000	977,652

Michigan : 0.13%
Miscellaneous Revenue : 0.13%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	1,235,000	1,342,519

Pennsylvania : 0.32%
Health Revenue : 0.09%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	900,072

Miscellaneous Revenue : 0.23%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,240,066

				3,140,138

Texas : 0.16%
Transportation Revenue : 0.16%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2	8.91	2-1-2030	1,595,000	1,613,343

Total Municipal Obligations (Cost $20,259,688)				22,461,216

Non-Agency Mortgage-Backed Securities : 16.75%
ALM Loan Funding Series 2015-16A Class AAR2 (3 Month LIBOR +0.90%) 144A±	2.90	7-15-2027	1,850,000	1,844,481
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	3.26	4-14-2029	3,000,000	2,997,369
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A±	3.14	10-16-2028	2,750,000	2,750,028

9

[868255.TX]29

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50%	3-25-2040	$570,708	$568,161
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	2.71	8-15-2035	1,639,317	1,639,322
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	3.22	1-20-2029	1,000,000	1,000,062
Benefit Street Partners CLO Limited Series 2016-10A Class A1R (3 Month LIBOR +1.14%) 144A±	3.14	1-15-2029	3,500,000	3,498,999
BlueMountain CLO Limited Series 2013-1A Class A1R2 (3 Month LIBOR +1.23%) 144A±	3.20	1-20-2029	1,935,000	1,935,045
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	1,162,054	1,175,628
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A%%	2.72	11-25-2059	3,905,000	3,903,129
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	540,578	556,243
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,103,772
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.77	1-20-2028	2,525,000	2,517,645
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,041,803
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	3,918,625	3,935,603
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	1,554,990	1,564,241
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,915,666	1,928,667
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	295,009	295,076
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.91	12-31-2027	2,408,258	2,408,538
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	3.14	10-20-2028	3,500,000	3,484,142
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	344,052	343,593
Deephaven Residential Mortgage Series 2019-2A Class A1 144A±±	3.56	4-25-2059	2,250,922	2,276,414
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	2,997,188	3,002,297
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	6,843,439	6,842,547
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	3.56	8-15-2030	4,000,000	3,984,432
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	18,865	996
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	384,903	385,110
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	3,687,899	3,702,735
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	4,654,830	4,668,501
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	4,852,874	4,850,588
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	3.60	10-15-2030	3,000,000	2,996,505
Great Wolf Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.62	9-15-2034	2,350,000	2,349,954
GS Mortgage Securities Trust Series 2013-KING Class A 144A	2.71	12-10-2027	4,169,929	4,167,647
GS Mortgage Securities Trust Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	1,009,425	1,019,599
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	2,138,262	2,160,290
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	2.77	11-15-2036	2,791,938	2,786,701
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class ASB	2.38	10-15-2045	2,230,634	2,232,226
Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	600,000	616,973
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,685,000	2,728,663
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	2.90	5-15-2028	3,000,000	3,001,524
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X 144A±±(c)	0.78	5-28-2040	63,480	0
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.51	6-25-2052	3,115,000	3,116,999

10

[868255.TX]30

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Metlife Securitization Trust 2019-1A Class A1A 144A±±	3.75%	4-25-2058	$2,558,688	$2,647,820
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±±(c)	0.35	10-28-2033	3,965	15
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.80	1-15-2028	1,575,000	1,571,696
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	2,245,565	2,274,113
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) 144A±	3.67	7-20-2030	1,000,000	993,949
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	5,020,000	5,025,777
OZLM Funding Limited Series 2014-8A Class A2RR (3 Month LIBOR +1.80%) 144A±	3.80	10-17-2029	2,000,000	1,989,693
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	2.94	4-20-2027	2,796,259	2,795,205
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	2.95	4-15-2029	2,825,000	2,782,224
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	3,131,926	3,137,515
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	8-25-2049	3,564,675	3,549,268
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.57	8-20-2030	2,231,026	2,228,903
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	2.61	4-25-2048	3,043,897	3,048,057
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	5,000,000	5,051,725
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	2,675,000	2,749,903
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,498,564	2,521,487
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	2,147,644	2,161,839
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±%%	3.00	9-25-2059	5,045,000	5,060,002
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,214,194
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	2.62	2-15-2032	2,930,000	2,923,127
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	2,159,561	2,180,764
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	4,124,971	4,154,912
Voya CLO Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) 144A±	2.90	7-23-2027	2,900,000	2,900,226
West CLO Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) 144A±	2.87	1-16-2027	1,821,998	1,822,069
Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) 144A±	2.81	5-1-2026	1,515,548	1,516,222
Total Non-Agency Mortgage-Backed Securities (Cost $164,495,864)				164,682,953

U.S. Treasury Securities : 8.53%
TIPS	1.38	2-15-2044	3,095,749	3,714,799
U.S. Treasury Bond ¤	0.00	11-15-2027	1,795,000	1,550,325
U.S. Treasury Bond ¤	0.00	5-15-2044	9,125,000	5,285,943
U.S. Treasury Bond	2.38	11-15-2049	1,770,000	1,839,832
U.S. Treasury Bond	2.75	11-15-2042	9,070,000	9,994,715
U.S. Treasury Bond	2.88	8-15-2045	2,495,000	2,823,541
U.S. Treasury Bond	3.00	8-15-2048	6,755,000	7,888,046
U.S. Treasury Bond	3.13	2-15-2043	7,930,000	9,284,605
U.S. Treasury Bond	3.38	5-15-2044	5,895,000	7,210,322
U.S. Treasury Bond	4.25	11-15-2040	4,560,000	6,202,313
U.S. Treasury Bond	6.13	11-15-2027	1,375,000	1,823,164
U.S. Treasury Note	1.63	9-30-2026	1,425,000	1,415,481
U.S. Treasury Note	1.63	8-15-2029	15,405,000	15,176,934
U.S. Treasury Note	1.75	11-15-2029	5,060,000	5,046,955
U.S. Treasury Note	1.88	7-31-2026	4,540,000	4,582,740
Total U.S. Treasury Securities (Cost $79,073,049)				83,839,715

11

[868255.TX]31

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 8.99%
Communication Services : 1.06%
Diversified Telecommunication Services : 0.18%
Telefonica Emisiones SAU	5.21%	3-8-2047	$1,485,000	$1,751,320

Interactive Media & Services : 0.32%
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,222,693

Wireless Telecommunication Services : 0.56%
British Telecommunication	5.13	12-4-2028	2,740,000	3,135,012
Vodafone Group plc	4.25	9-17-2050	2,270,000	2,354,436
				5,489,448

Consumer Staples : 0.61%
Beverages : 0.20%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	1,810,000	1,904,041

Tobacco : 0.41%
Imperial Brands Finance plc 144A	3.50	7-26-2026	4,055,000	4,051,777

Energy : 0.56%
Energy Equipment & Services : 0.06%
Valaris plc	5.75	10-1-2044	1,500,000	570,000

Oil, Gas & Consumable Fuels : 0.50%
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,192,725
EnCana Corporation	6.50	2-1-2038	836,000	980,588
Petroleos Mexicanos Company 144A	6.84	1-23-2030	1,870,000	1,956,076
Transocean Incorporated	7.50	4-15-2031	1,250,000	832,988
				4,962,377

Financials : 5.46%
Banks : 2.92%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,951,003
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,164,113
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,671,525
Banco General SA 144A	4.13	8-7-2027	1,035,000	1,078,268
Banco Internacional del Peru 144A	3.25	10-4-2026	1,600,000	1,586,000
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144A±	6.75	12-31-2099	1,565,000	1,604,125
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,733,138
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,814,750
Banco Santander SA	4.25	4-11-2027	1,600,000	1,723,595
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,171,600
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,671,200
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,892,812
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,873,110
Itau Unibanco Holding SA (5 Year Treasury Constant Maturity +2.82%) 144A±	4.50	11-21-2029	3,510,000	3,531,060
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,389,763
Perrigo Finance Unlimited Company	4.38	3-15-2026	1,365,000	1,392,281
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	503,907
				28,752,250

12

[868255.TX]32

Wells Fargo Core Plus Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital Markets : 0.15%
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00%	12-14-2023	$1,485,000	$1,506,045

Diversified Financial Services : 1.56%
AerCap Ireland Limited	2.88	8-14-2024	3,655,000	3,682,569
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,482,188
Brookfield Finance Incorporated	3.90	1-25-2028	2,475,000	2,640,922
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,266,765
UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,196,581
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	1,650,000	1,863,197
WPP Finance Limited 2010	3.75	9-19-2024	2,054,000	2,154,701
				15,286,923

Insurance : 0.57%
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,805,959
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	1,600,000	1,768,000
Validus Holdings Limited	8.88	1-26-2040	1,210,000	2,007,632
				5,581,591

Thrifts & Mortgage Finance : 0.26%
Nationwide Building Society (USD ICE SWAP RATE 11:00am NY 5 +1.85%) 144A±	4.13	10-18-2032	2,500,000	2,571,464

Health Care : 0.55%
Pharmaceuticals : 0.55%
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,305,000	1,312,054
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,550,000	2,561,075
Teva Pharmaceutical Finance BV «	2.20	7-21-2021	1,600,000	1,546,800
				5,419,929

Industrials : 0.06%
Transportation Infrastructure : 0.06%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	570,000

Utilities : 0.69%
Electric Utilities : 0.69%
Enel Finance International SA 144A	4.63	9-14-2025	3,635,000	3,939,755
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,844,069
				6,783,824

Total Yankee Corporate Bonds and Notes (Cost $84,331,881)				88,423,682

Yankee Government Bonds : 2.04%
Bermuda 144A	3.72	1-25-2027	995,000	1,037,297
Bermuda 144A	4.14	1-3-2023	1,210,000	1,261,437
Federative Republic of Brazil	4.50	5-30-2029	1,495,000	1,567,881
Federative Republic of Brazil	4.63	1-13-2028	1,795,000	1,909,880
Hashemite Kingdom of Jordan	3.00	6-30-2025	3,000,000	3,193,276
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	1,510,000
Republic of Argentina	6.88	4-22-2021	1,280,000	574,733
Republic of Argentina	6.88	1-11-2048	1,000,000	396,010
Republic of Argentina	7.50	4-22-2026	1,350,000	585,563

13

[868255.TX]33

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Chile		3.50%	1-25-2050	$1,069,000	$1,124,064
Republic of Kenya 144A		8.25	2-28-2048	750,000	767,220
Republic of Paraguay 144A		5.40	3-30-2050	1,000,000	1,119,000
Republic of Senegal 144A		6.25	5-23-2033	750,000	768,900
Ukraine		1.47	9-29-2021	3,000,000	2,986,260
Ukraine 144A		7.38	9-25-2032	1,200,000	1,220,993
Total Yankee Government Bonds (Cost $21,929,773)					20,022,514

		Yield		Shares
Short-Term Investments : 5.85%
Investment Companies : 5.85%
Securities Lending Cash Investments LLC (l)(r)(u)		1.77		21,657,221	21,659,386
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56		35,864,931	35,864,931
Total Short-Term Investments (Cost $57,524,255)					57,524,317

Total investments in securities (Cost $992,653,691)	103.10%				1,013,715,365
Other assets and liabilities, net	(3.10)				(30,437,415)

Total net assets	100.00%				$983,277,950

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BRL	Brazilian real
CAB	Capital appreciation bond
CAD	Canadian dollar
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
PLN	Polish zloty
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury Inflation-Protected Securities
TVA	Tennessee Valley Authority

14

[868255.TX]34

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Ultra Bond	71	3-20-2020	$13,270,277	$13,328,031	$57,754	$0
U.S. Long Term Bonds	68	3-20-2020	10,805,315	10,809,875	4,560	0
10-Year U.S. Treasury Notes	141	3-20-2020	18,292,787	18,239,672	0	(53,115)
2-Year U.S. Treasury Notes	523	3-31-2020	112,837,956	112,751,446	0	(86,510)
5-Year U.S. Treasury Notes	620	3-31-2020	73,802,250	73,760,625	0	(41,625)
Short
Euro-BOBL Futures	(142)	12-6-2019	(21,335,030)	(21,015,110)	319,920	0
Euro-Schatz Futures	(77)	12-6-2019	(9,550,474)	(9,500,224)	50,250	0
Euro-Bund Futures	(22)	12-6-2019	(4,276,557)	(4,146,667)	129,890	0
10-Year Ultra Futures	(76)	3-20-2020	(10,823,926)	(10,808,625)	15,301	0

					$577,675	$(181,250)

[868255.TX]35

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
50,599,308 USD	45,374,034 EUR	Citibank	12-31-2019	$493,651	$0
2,751,988 USD	4,000,000 AUD	Citibank	12-31-2019	44,223	0
2,250,000 EUR	9,633,600 PLN	Citibank	12-31-2019	19,674	0
1,900,000 CAD	1,456,336 USD	Citibank	12-31-2019	0	(25,452)
830,000 EUR	919,632 USD	Citibank	12-31-2019	0	(3,079)
2,250,000 EUR	9,633,600 PLN	Citibank	12-31-2019	4795	0
1,436,982 USD	1,900,000 CAD	Citibank	12-31-2019	6,098	0

				$568,441	$(28,531)

[868255.TX]36

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Sell protection
U.S. Ultra Bond	1.00%	Quarterly	12-20-2023	4,000,000 EUR	$121,085	$60,077	$61,008	$0

[868255.TX]37

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,226,857	41,028,965	24,598,601	21,657,221	$21,659,386
Wells Fargo Government Money Market Fund Select Class	86,371,118	121,534,762	172,040,949	35,864,931	35,864,931

					$57,524,317	5.85%

[868255.TX]38

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in

[868255.TX]39

the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates and is subject to interest rate risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

[868255.TX]40

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$183,665,969	$0	$183,665,969
Asset-backed securities	0	104,183,978	0	104,183,978
Corporate bonds and notes	0	210,877,041	0	210,877,041
Exchange-traded funds	17,433,700	0	0	17,433,700
Foreign corporate bonds and notes	0	28,361,664	0	28,361,664
Foreign government bonds	0	23,504,718	0	23,504,718
Loans	0	4,067,272	0	4,067,272
Municipal obligations	0	22,461,216	0	22,461,216
Non-agency mortgage-backed securities	0	164,682,953	0	164,682,953
U.S. Treasury securities	83,839,715	0	0	83,839,715
Yankee corporate bonds and notes	0	93,090,308	0	93,090,308
Yankee government bonds	0	20,022,514	0	20,022,514
Short-term investments
Investment companies	57,524,317	0	0	57,524,317

	158,797,732	854,917,633	0	1,013,715,365
Credit default swap contracts	0	61,008	0	61,008
Forward foreign currency contracts	0	568,441	0	568,441
Futures contracts	577,675	0	0	577,675

Total assets	$159,375,407	$855,547,082	$0	$1,014,922,489

[868255.TX]41

Liabilities
Forward foreign currency contracts	$0	$28,531	$0	$28,531
Futures contracts	181,250	0	0	181,250

Total liabilities	$181,250	$28,531	$0	$209,781

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2019, the Fund had segregated $1,440,725 as cash collateral for these open futures contracts.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]42

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — November 30, 2019 (unaudited)

Security name					Value
Investment Companies : 100.37%
Affiliated Master Portfolios : 100.37%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$2,078,110
Wells Fargo Emerging Markets Bond Portfolio					177,065
Wells Fargo Factor Enhanced Emerging Markets Portfolio					207,179
Wells Fargo Factor Enhanced International Portfolio					694,511
Wells Fargo Factor Enhanced Large Cap Portfolio					1,345,609
Wells Fargo Factor Enhanced Small Cap Portfolio					337,159
Wells Fargo High Yield Corporate Bond Portfolio					177,522
Wells Fargo Investment Grade Corporate Bond Portfolio					1,083,557
Wells Fargo Strategic Retirement Bond Portfolio					702,382
Wells Fargo U.S. REIT Portfolio					236,005
Total Investment Companies (Cost $6,564,306)					7,039,099

		Yield	Maturity date	Principal
Short-Term Investments : 0.37%

U.S. Treasury Securities : 0.37%
U.S. Treasury Bill #(z)		1.39%	12-24-2019	$26,000	25,975

Total Short-Term Investments (Cost $25,976)					25,975

Total investments in securities (Cost $6,590,282)	100.74%				7,065,074
Other assets and liabilities, net	(0.74)				(51,551)

Total net assets	100.00%				$7,013,523

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

[868255.TX]43

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 E-Mini Index	1	12-20-2019	$80,213	$81,190	$977	$0
S&P 500 E-Mini Index	1	12-20-2019	156,215	157,185	970	0
MSCI EAFE Index	1	12-20-2019	99,098	98,865	0	(233)
10-Year U.S. Treasury Notes	2	3-20-2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$4,001	$(598)

[868255.TX]44

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.26%	0.32%	$2,078,110
Wells Fargo Emerging Markets Bond Portfolio	0.31	0.41	177,065
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.06	0.09	207,179
Wells Fargo Factor Enhanced International Portfolio	0.08	0.10	694,511
Wells Fargo Factor Enhanced Large Cap Portfolio	0.09	0.12	1,345,609
Wells Fargo Factor Enhanced Small Cap Portfolio	0.09	0.13	337,159
Wells Fargo U.S. High Yield Bond Portfolio	0.16	0.32	177,522
Wells Fargo Investment Grade Corporate Bond Portfolio	0.32	0.42	1,083,557
Wells Fargo Strategic Retirement Bond Portfolio	0.74	1.00	702,382
Wells Fargo U.S. REIT Portfolio	0.41	0.90	236,005

			$7,039,099	100.37%

[868255.TX]45

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]46

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$25,975	$0	$0	$25,975
Investments measured at net asset value*				7,039,099

	25,975	0	0	7,065,074
Futures contracts	4,001	0	0	4,001

Total assets	$29,976	$0	$0	$7,069,075

Liabilities
Futures contracts	$598	$0	$0	$598

Total liabilities	$598	$0	$0	$598

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $7,039,099, does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]47

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — November 30, 2019 (unaudited)

Value
Investment Companies : 100.51%
Affiliated Master Portfolios : 100.51%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,416,181
Wells Fargo Emerging Markets Bond Portfolio	120,726
Wells Fargo Factor Enhanced Emerging Markets Portfolio	215,087
Wells Fargo Factor Enhanced International Portfolio	736,458
Wells Fargo Factor Enhanced Large Cap Portfolio	1,424,698
Wells Fargo Factor Enhanced Small Cap Portfolio	359,403
Wells Fargo High Yield Corporate Bond Portfolio	121,068
Wells Fargo Investment Grade Corporate Bond Portfolio	739,124
Wells Fargo Strategic Retirement Bond Portfolio	478,678
Wells Fargo U.S. REIT Portfolio	238,864

Total Investment Companies (Cost $5,350,765)	5,850,287

	Yield	Maturity date	Principal
Short-Term Investments : 0.45%
U.S. Treasury Securities : 0.45%
U.S. Treasury Bill #(z)	1.42%	12-24-2019	$26,000	25,975

Total Short-Term Investments (Cost $25,975)				25,975

Total investments in securities (Cost $5,376,740)	100.96%			5,876,262
Other assets and liabilities, net	(0.96)			(56,003)

Total net assets	100.00%			$5,820,259

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]48

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized loss
Long
MSCI EAFE Index	1	12/20/2019	$99,098	$98,865	$0	$(233)
S&P 500 E-Mini Index	1	12/20/2019	150,346	157,185	6,839	0
Russell 2000 E-Mini Index	1	12/20/2019	80,213	81,190	977	0
10-Year U.S. Treasury Notes	2	3/20/2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12/16/2019	(277,729)	(275,675)	2,054	0

					$9,870	$(598)

[868255.TX]49

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.21%	0.22%	$1,416,181
Wells Fargo Emerging Markets Bond Portfolio	0.25	0.28%	120,726
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.08	0.09%	215,087
Wells Fargo Factor Enhanced International Portfolio	0.10	0.11%	736,458
Wells Fargo Factor Enhanced Large Cap Portfolio	0.11	0.13%	1,424,698
Wells Fargo Factor Enhanced Small Cap Portfolio	0.12	0.13%	359,403
Wells Fargo High Yield Bond Portfolio	0.13	0.22%	121,068
Wells Fargo Investment Grade Corporate Bond Portfolio	0.26	0.29%	739,124
Wells Fargo Strategic Retirement Bond Portfolio	0.60	0.68%	478,678
Wells Fargo U.S. REIT Portfolio	0.51	0.91%	238,864

			$5,850,287	100.51%

[868255.TX]50

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]51

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$25,975	$0	$0	$25,975
Investments measured at net asset value*				5,850,287

	25,975	0	0	5,876,262
Futures contracts	9,870	0	0	9,870

Total assets	$35,845	$0	$0	$5,886,132

Liabilities
Futures contracts	$598	$0	$0	$598

Total liabilities	$598	$0	$0	$598

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,850,287 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]52

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.24%
Affiliated Master Portfolios : 100.24%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,432,771
Wells Fargo Emerging Markets Bond Portfolio					121,806
Wells Fargo Factor Enhanced Emerging Markets Portfolio					305,417
Wells Fargo Factor Enhanced International Portfolio					1,034,218
Wells Fargo Factor Enhanced Large Cap Portfolio					1,969,375
Wells Fargo Factor Enhanced Small Cap Portfolio					492,037
Wells Fargo High Yield Corporate Bond Portfolio					122,090
Wells Fargo Investment Grade Corporate Bond Portfolio					748,239
Wells Fargo Strategic Retirement Bond Portfolio					403,336
Wells Fargo U.S. REIT Portfolio					278,862
Total Investment Companies (Cost $6,352,682)					6,908,151

		Yield	Maturity date	Principal
Short-Term Investments : 0.42%
U.S. Treasury Securities : 0.42%
U.S. Treasury Bill #(z)		1.40%	12-24-2019	$29,000	28,972

Total Short-Term Investments (Cost $28,973)					28,972

Total investments in securities (Cost $6,381,655)	100.66%				6,937,123
Other assets and liabilities, net	(0.66)				(45,197)

Total net assets	100.00%				$6,891,926

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]53

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 E-Mini Index	1	12-20-2019	$77,793	$81,190	$3,397	$0
S&P 500 E-Mini Index	1	12-20-2019	150,476	157,185	6,709	0
MSCI Emerging Markets Index	1	12-20-2019	52,843	51,900	0	(943)
MSCI EAFE Index	1	12-20-2019	97,417	98,865	1,448	0
10-Year U.S. Treasury Notes	2	3-20-2020	259,083	258,719	0	(364)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$ 13,608	$ (1,307)

[868255.TX]54

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.21%	0.22%	$1,432,771
Wells Fargo Emerging Markets Bond Portfolio	0.25	0.28	121,806
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.08	0.13	305,417
Wells Fargo Factor Enhanced International Portfolio	0.10	0.15	1,034,218
Wells Fargo Factor Enhanced Large Cap Portfolio	0.11	0.18	1,969,375
Wells Fargo Factor Enhanced Small Cap Portfolio	0.12	0.18	492,037
Wells Fargo High Yield Corporate Bond Portfolio	0.13	0.22	122,090
Wells Fargo Investment Grade Corporate Bond Portfolio	0.26	0.29	748,239
Wells Fargo Strategic Retirement Bond Portfolio	0.60	0.58	403,336
Wells Fargo U.S. REIT Portfolio	0.51	1.07	278,862

			$6,908,151	100.24%

[868255.TX]55

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]56

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$28,972	$0	$0	$28,972
Investments measured at net asset value*				6,908,151

	28,972	0	0	$6,937,123
Futures contracts	13,608	0	0	13,608

Total assets	$42,580	$0	$0	$6,950,731

Liabilities
Futures contracts	$1,307	$0	$0	$1,307

Total liabilities	$1,307	$0	$0	$1,307

*  Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $6,908,151 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]57

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.73%
Affiliated Master Portfolios : 100.73%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,659,628
Wells Fargo Emerging Markets Bond Portfolio					140,030
Wells Fargo Factor Enhanced Emerging Markets Portfolio					540,802
Wells Fargo Factor Enhanced International Portfolio					1,827,922
Wells Fargo Factor Enhanced Large Cap Portfolio					3,330,760
Wells Fargo Factor Enhanced Small Cap Portfolio					841,304
Wells Fargo High Yield Corporate Bond Portfolio					140,225
Wells Fargo Investment Grade Corporate Bond Portfolio					865,277
Wells Fargo Strategic Retirement Bond Portfolio					233,156
Wells Fargo U.S. REIT Portfolio					238,014
Total Investment Companies (Cost $9,018,268)					9,817,118

		Yield	Maturity date	Principal
Short-Term Investments : 0.46%
U.S. Treasury Securities : 0.46%
U.S. Treasury Bill # (z)		1.40%	12-24-2019	$45,000	44,956

Total Short-Term Investments (Cost $44,958)					44,956

Total investments in securities (Cost $9,063,226)	101.19%				9,862,074
Other assets and liabilities, net	(1.19)				(115,534)

Total net assets	100.00%				$9,746,540

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]58

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	2	12-20-2019	$311,926	$314,370	$2,444	$0
MSCI EAFE Index	2	12-20-2019	198,575	197,730	0	(845)
MSCI Emerging Markets Index	1	12-20-2019	51,946	51,900	0	(46)
Russell 2000 E-Mini Index	1	12-20-2019	77,545	81,190	3,645	0
10-Year U.S. Treasury Notes	3	3-20-2020	388,626	388,078	0	(548)
Short
Euro FX Futures	(3)	12-16-2019	(416,594)	(413,513)	3,081	0

					$9,170	$(1,439)

[868255.TX]59

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.20%	0.25%	$1,659,628
Wells Fargo Emerging Markets Bond Portfolio	0.23	0.33	140,030
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.23	540,802
Wells Fargo Factor Enhanced International Portfolio	0.19	0.27	1,827,922
Wells Fargo Factor Enhanced Large Cap Portfolio	0.21	0.30	3,330,760
Wells Fargo Factor Enhanced Small Cap Portfolio	0.22	0.31	841,304
Wells Fargo High Yield Corporate Bond Portfolio	0.12	0.25	140,225
Wells Fargo Investment Grade Corporate Bond Portfolio	0.24	0.34	865,277
Wells Fargo Strategic Retirement Bond Portfolio	0.23	0.33	233,156
Wells Fargo U.S. REIT Portfolio	0.40	0.91	238,014

			$9,817,118	100.73%

[868255.TX]60

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]61

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$44,956	$0	$0	$44,956
Investments measured at net asset value*				9,817,118

	44,956	0	0	9,862,074
Futures contracts	9,170	0	0	9,170

Total assets	$54,126	$0	$0	$9,871,244

Liabilities
Futures contracts	$1,439	$0	$0	$1,439

Total liabilities	$1,439	$0	$0	$1,439

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $9,817,118 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]62

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.86%
Affiliated Master Portfolios : 100.86%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,134,051
Wells Fargo Emerging Markets Bond Portfolio					95,363
Wells Fargo Factor Enhanced Emerging Markets Portfolio					544,824
Wells Fargo Factor Enhanced International Portfolio					1,903,748
Wells Fargo Factor Enhanced Large Cap Portfolio					3,283,299
Wells Fargo Factor Enhanced Small Cap Portfolio					794,697
Wells Fargo High Yield Corporate Bond Portfolio					95,630
Wells Fargo Investment Grade Corporate Bond Portfolio					591,316
Wells Fargo Strategic Retirement Bond Portfolio					43,493
Wells Fargo U.S. REIT Portfolio					50,347
Total Investment Companies (Cost $7,766,940)					8,536,768

		Yield	Maturity date	Principal
Short-Term Investments : 0.42%
U.S. Treasury Securities : 0.42%
U.S. Treasury Bill #(z)		1.38%	12-24-2019	36,000	35,965

Total Short-Term Investments (Cost $35,967)					35,965

Total investments in securities (Cost $7,802,907)	101.28%				8,572,733
Other assets and liabilities, net	(1.28)				(108,483)

Total net assets	100.00%				$8,464,250

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]63

Futures Contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 E-Mini Index	1	12-20-2019	77,545	81,190	3,645	0
MSCI Emerging Markets Index	1	12-20-2019	51,946	51,900	0	(46)
MSCI EAFE Index	1	12-20-2019	96,906	98,865	1,959	0
S&P 500 E-Mini Index	2	12-20-2019	312,443	314,370	1,927	0
10-Year U.S. Treasury Notes	3	3-20-2020	388,626	388,078	0	(548)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$9,585	$(594)

[868255.TX]64

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%	0.17%	$1,134,051
Wells Fargo Emerging Markets Bond Portfolio	0.15	0.22	95,363
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.23	544,824
Wells Fargo Factor Enhanced International Portfolio	0.20	0.29	1,903,748
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.29	3,283,299
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.30	794,697
Wells Fargo High Yield Corporate Bond Portfolio	0.08	0.17	95,630
Wells Fargo Investment Grade Corporate Bond Portfolio	0.16	0.23	591,316
Wells Fargo Strategic Retirement Bond Portfolio	0.04	0.06	43,493
Wells Fargo U.S. REIT Portfolio	0.08	0.19	50,347

			$8,536,768	100.86%

[868255.TX]65

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]66

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$35,965	$0	$0	$35,965
Investments measured at net asset value*				8,536,768

	35,965	0	0	8,572,733
Futures contracts	9,585	0	0	9,585

Total assets	$45,550	$0	$0	$8,582,318

Liabilities
Futures contracts	$594	$0	$0	$594

Total liabilities	$594	$0	$0	$594

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in affiliated Master Portfolios are valued at $8,536,768 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays US Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays US Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo US REIT Index, before fees and expenses

[868255.TX]67

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.85%
Affiliated Master Portfolios : 100.85%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$868,816
Wells Fargo Emerging Markets Bond Portfolio					73,337
Wells Fargo Factor Enhanced Emerging Markets Portfolio					578,748
Wells Fargo Factor Enhanced International Portfolio					1,964,698
Wells Fargo Factor Enhanced Large Cap Portfolio					3,293,770
Wells Fargo Factor Enhanced Small Cap Portfolio					824,360
Wells Fargo High Yield Corporate Bond Portfolio					73,503
Wells Fargo Investment Grade Corporate Bond Portfolio					452,619
Total Investment Companies (Cost $7,372,106)					8,129,851

		Yield	Maturity date	Principal
Short-Term Investments : 0.51%
U.S. Treasury Securities : 0.51%
U.S. Treasury Bill #(z)		1.39%	12-24-2019	41,000	40,960

Total Short-Term Investments (Cost $40,962)					40,960

Total investments in securities (Cost $7,413,068)	101.36%				8,170,811
Other assets and liabilities, net	(1.36)				(109,289)

Total net assets	100.00%				$8,061,522

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]68

Futures Contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	2	12-20-2019	$198,007	$197,730	$0	$(277)
MSCI Emerging Markets Index	1	12-20-2019	51,946	51,900	0	(46)
S&P 500 E-Mini Index	2	12-20-2019	311,926	314,370	2,444	0
Russell 2000 E-Mini Index	1	12-20-2019	77,545	81,190	3,645	0
10-Year U.S. Treasury Notes	3	3-20-2020	388,626	388,078	0	(548)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$8,143	$(871)

[868255.TX]69

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.10%	0.13%	$868,816
Wells Fargo Emerging Markets Bond Portfolio	0.11	0.17	73,337
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.24	578,748
Wells Fargo Factor Enhanced International Portfolio	0.19	0.29	1,964,698
Wells Fargo Factor Enhanced Large Cap Portfolio	0.19	0.29	3,293,770
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.31	824,360
Wells Fargo High Yield Corporate Bond Portfolio	0.06	0.13	73,503
Wells Fargo Investment Grade Corporate Bond Portfolio	0.11	0.18	452,619

			$8,129,851	100.85%

[868255.TX]70

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]71

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$40,960	$0	$0	$40,960
Investments measured at net asset value*				8,129,851

	40,960	0	0	8,170,811
Futures contracts	8,143	0	0	8,143

Total assets	$49,103	$0	$0	$8,178,954

Liabilities
Futures contracts	$871	$0	$0	$871

Total liabilities	$871	$0	$0	$871

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in affiliated Master Portfolios are valued at $8,129,851 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]72

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.46%
Affiliated Master Portfolios : 100.46%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$540,573
Wells Fargo Emerging Markets Bond Portfolio					45,630
Wells Fargo Factor Enhanced Emerging Markets Portfolio					544,607
Wells Fargo Factor Enhanced International Portfolio					1,833,124
Wells Fargo Factor Enhanced Large Cap Portfolio					2,964,600
Wells Fargo Factor Enhanced Small Cap Portfolio					746,099
Wells Fargo High Yield Corporate Bond Portfolio					45,746
Wells Fargo Investment Grade Corporate Bond Portfolio					281,634
Total Investment Companies (Cost $6,295,722)					7,002,013

Short-Term Investments : 0.50%
		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.50%
U.S. Treasury Bill #(z)		1.42%	12-24-2019	$35,000	34,966

Total Short-Term Investments (Cost $34,967)					34,966

Total investments in securities (Cost $6,330,689)	100.96%				7,036,979
Other assets and liabilities, net	(0.96)				(66,718)

Total net assets	100.00%				$6,970,261

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]73

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	12-20-2019	$96,906	$98,865	$1,959	$0
MSCI Emerging Markets Index	1	12-20-2019	52,030	51,900	0	(130)
Russell 2000 E-Mini Index	1	12-20-2019	77,545	81,190	3,645	0
S&P 500 E-Mini Index	2	12-20-2019	312,443	314,370	1,927	0
10-Year U.S. Treasury Notes	2	3-20-2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$9,585	$(495)

[868255.TX]74

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.07%	0.08%	$540,573
Wells Fargo Emerging Markets Bond Portfolio	0.08	0.11	45,630
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.16	0.23	544,607
Wells Fargo Factor Enhanced International Portfolio	0.20	0.27	1,833,124
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.26	2,964,600
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.28	746,099
Wells Fargo High Yield Corporate Bond Portfolio	0.04	0.08	45,746
Wells Fargo Investment Grade Corporate Bond Portfolio	0.08	0.11	281,634

			$7,002,013	100.46%

[868255.TX]75

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]76

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$34,966	$0	$0	$34,966
Investments measured at net asset value*				7,002,013

	34,966	0	0	7,036,979
Futures contracts	9,585	0	0	9,585

Total assets	$44,551	$0	$0	$7,046,564

Liabilities
Futures contracts	$495	$0	$0	$495

Total liabilities	$495	$0	$0	$495

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $7,002,013 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]77

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.53%
Affiliated Master Portfolios : 100.53%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$309,863
Wells Fargo Emerging Markets Bond Portfolio					26,155
Wells Fargo Factor Enhanced Emerging Markets Portfolio					541,554
Wells Fargo Factor Enhanced International Portfolio					1,827,310
Wells Fargo Factor Enhanced Large Cap Portfolio					2,901,935
Wells Fargo Factor Enhanced Small Cap Portfolio					725,193
Wells Fargo High Yield Corporate Bond Portfolio					26,224
Wells Fargo Investment Grade Corporate Bond Portfolio					161,492
Total Investment Companies (Cost $5,806,721)					6,519,726

		Yield	Maturity date	Principal
Short-Term Investments : 0.45%
U.S. Treasury Securities : 0.45%
U.S. Treasury Bill #(z)		1.40%	12-24-2019	$29,000	28,972

Total Short-Term Investments (Cost $28,973)					28,972

Total investments in securities (Cost $5,835,694)	100.98%				6,548,698
Other assets and liabilities, net	(0.98)				(63,706)

Total net assets	100.00%				$6,484,992

#	All or a portion of this security is segregated as collateral for investments in derivative instruments ..
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]78

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	12-20-2019	$96,906	$98,865	$1,959	$0
MSCI Emerging Markets Index	1	12-20-2019	52,030	51,900	0	(130)
Russell 2000 E-Mini Index	1	12-20-2019	77,545	81,190	3,645	0
S&P 500 E-Mini Index	1	12-20-2019	152,121	157,185	5,064	0
10-Year U.S. Treasury Notes	2	3-20-2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$12,722	$(495)

[868255.TX]79

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.04%	0.05%	$309,863
Wells Fargo Emerging Markets Bond Portfolio	0.05	0.06	26,155
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.23	541,554
Wells Fargo Factor Enhanced International Portfolio	0.21	0.27	1,827,310
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.26	2,901,935
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.27	725,193
Wells Fargo High Yield Corporate Bond Portfolio	0.02	0.05	26,224
Wells Fargo Investment Grade Corporate Bond Portfolio	0.05	0.06	161,492

			$6,519,726	100.53%

[868255.TX]80

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]81

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$28,972	$0	$0	$28,972
Investments measured at net asset value*				6,519,726

	28,972	0	0	6,548,698
Futures contracts	12,722	0	0	12,722

Total assets	$41,694	$0	$0	$6,561,420

Liabilities
Futures contracts	$495	$0	$0	$495

Total liabilities	$495	$0	$0	$495

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $6,519,726 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]82

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.87%
Affiliated Master Portfolios : 100.87%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$172,276
Wells Fargo Emerging Markets Bond Portfolio					14,555
Wells Fargo Factor Enhanced Emerging Markets Portfolio					498,597
Wells Fargo Factor Enhanced International Portfolio					1,697,215
Wells Fargo Factor Enhanced Large Cap Portfolio					2,670,178
Wells Fargo Factor Enhanced Small Cap Portfolio					669,044
Wells Fargo High Yield Corporate Bond Portfolio					14,594
Wells Fargo Investment Grade Corporate Bond Portfolio					89,888
Total Investment Companies (Cost $5,150,337)					5,826,347

		Yield	Maturity date	Principal
Short-Term Investments : 0.40%
U.S. Treasury Securities : 0.40%
U.S. Treasury Bill #(z)		1.37%	12-24-2019	$23,000	22,978

Total Short-Term Investments (Cost $22,979)					22,978

Total investments in securities (Cost $5,173,316)	101.27%				5,849,325
Other assets and liabilities, net	(1.27)				(73,472)

Total net assets	100.00%				$5,775,853

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]83

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	12-20-2019	$96,906	$98,865	$1,959	$0
S&P 500 E-Mini Index	1	12-20-2019	150,476	157,185	6,709	0
10-Year U.S. Treasury Notes	2	3-20-2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$10,722	$(365)

[868255.TX]84

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.02%	0.03%	$172,276
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	14,555
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.21	498,597
Wells Fargo Factor Enhanced International Portfolio	0.22	0.25	1,697,215
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.24	2,670,178
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.25	669,044
Wells Fargo High Yield Corporate Bond Portfolio	0.01	0.03	14,594
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	89,888

			$5,826,347	100.87%

[868255.TX]85

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]86

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in :
Short-term investments
U.S. Treasury securities	$22,978	$0	$0	$22,978
Investments measured at net asset value*				5,826,347

	22,978	0	0	5,849,325
Futures contracts	10,722	0	0	10,722

Total assets	$33.700	$0	$0	$5,860,047

Liabilities
Futures contracts	$365	$0	$0	$365

Total liabilities	$365	$0	$0	$365

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,826,347 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]87

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — November 30, 2019 (unaudited)

Value
Investment Companies : 100.68%

Affiliated Master Portfolios : 100.68%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$175,656
Wells Fargo Emerging Markets Bond Portfolio	14,840
Wells Fargo Factor Enhanced Emerging Markets Portfolio	507,390
Wells Fargo Factor Enhanced International Portfolio	1,728,762
Wells Fargo Factor Enhanced Large Cap Portfolio	2,722,198
Wells Fargo Factor Enhanced Small Cap Portfolio	681,679
Wells Fargo High Yield Corporate Bond Portfolio	14,881
Wells Fargo Investment Grade Corporate Bond Portfolio	91,467

Total Investment Companies (Cost $5,257,109)	5,936,873

Short-Term Investments : 0.39%

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.39%
U.S. Treasury Bill #(z)		1.38%	12-24-2019	$23,000	22,978

Total Short-Term Investments (Cost $22,979)					22,978

Total investments in securities (Cost $5,280,088)	101.07%				5,959,851
Other assets and liabilities, net	(1.07)				(63,378)

Total net assets	100.00%				$5,896,473

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

[868255.TX]88

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	12-20-2019	$96,906	$98,865	$1,959	$0
S&P 500 E-Mini Index	1	12-20-2019	150,476	157,185	6,709	0
10-Year U.S. Treasury Notes	2	3-20-2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$10,722	$(365)

[868255.TX]89

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$175,656
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	14,840
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.21	507,390
Wells Fargo Factor Enhanced International Portfolio	0.21	0.26	1,728,762
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.24	2,722,198
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.25	681,679
Wells Fargo High Yield Corporate Bond Portfolio	0.01	0.03	14,881
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.04	91,467

			$5,936,873	100.68%

[868255.TX]90

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]91

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$22,978	$0	$0	$22,978
Investments measured at net asset value*				5,936,873

	22,978	0	0	5,959,851
Futures contracts	10,722	0	0	10,722

Total assets	$33,700	$0	$0	$5,970,573

Liabilities
Futures contracts	$365	$0	$0	$365

Total liabilities	$365	$0	$0	$365

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,936,873 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]92

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — November 30, 2019 (unaudited)

					Value
Investment Companies : 100.85%
Affiliated Master Portfolios : 100.85%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$173,063
Wells Fargo Emerging Markets Bond Portfolio					14,625
Wells Fargo Factor Enhanced Emerging Markets Portfolio					505,342
Wells Fargo Factor Enhanced International Portfolio					1,700,075
Wells Fargo Factor Enhanced Large Cap Portfolio					2,659,133
Wells Fargo Factor Enhanced Small Cap Portfolio					667,386
Wells Fargo High Yield Corporate Bond Portfolio					14,641
Wells Fargo Investment Grade Corporate Bond Portfolio					90,195
Total Investment Companies (Cost $5,149,993)					5,824,460

Short-Term Investments : 0.40%
		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.40%
U.S. Treasury Bill #(z)		1.38%	12-24-2019	$23,000	22,978

Total Short-Term Investments (Cost $22,979)					22,978

Total investments in securities (Cost $5,172,972)	101.25%				5,847,438
Other assets and liabilities, net	(1.25)				(72,128)

Total net assets	100.00%				$5,775,310

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.

1

[868255.TX]93

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	1	12-20-2019	$96,906	$98,865	$1,959	$0
S&P 500 E-Mini Index	1	12-20-2019	150,476	157,185	6,709	0
10-Year U.S. Treasury Notes	2	3-20-2020	259,084	258,719	0	(365)
Short
Euro FX Futures	(2)	12-16-2019	(277,729)	(275,675)	2,054	0

					$10,722	$(365)

[868255.TX]94

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.02%	0.03%	$173,063
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	14,625
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.21	505,342
Wells Fargo Factor Enhanced International Portfolio	0.22	0.25	1,700,075
Wells Fargo Factor Enhanced Large Cap Portfolio	0.21	0.24	2,659,133
Wells Fargo Factor Enhanced Small Cap Portfolio	0.22	0.25	667,386
Wells Fargo High Yield Corporate Bond Portfolio	0.02	0.03	14,641
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	90,195

			$5,824,460	100.85%

[868255.TX]95

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]96

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$22,978	$0	$0	$22,978
Investments measured at net asset value*				5,824,460

	22,978	0	0	5,847,438
Futures contracts	10,722	0	0	10,722

Total assets	$33,700	$0	$0	$5,858,160

Liabilities
Futures contracts	$365	$0	$0	$365

Total liabilities	$365	$0	$0	$365

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in the affiliated Master Portfolios are valued at $5,824,460 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

During the nine months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]97

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 101.84%
Affiliated Master Portfolio : 101.84%
Wells Fargo Emerging Markets Bond Portfolio		$1,104,712

Total Investment Companies (Cost $1,058,306)		1,104,712

Total investments in securities (Cost $1,058,306)	101.84%	1,104,712
Other assets and liabilities, net	(1.84)	(19,940)

Total net assets	100.00%	$1,084,772

1

[868255.TX]98

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Markets Bond Portfolio	2.37%	2.57%	$1,104,712	101.84%

[868255.TX]99

Wells Fargo Emerging Markets Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the Fund’s investment in Wells Fargo Emerging Markets Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $1,104,712 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]100

Wells Fargo Factor Enhanced Emerging Markets Fund	Portfolio of investments — November 30, 2019 (unaudited)

Security name		Value
Investment Companies : 99.41%
Affiliated Master Portfolio : 99.41%
Wells Fargo Factor Enhanced Emerging Markets Portfolio		$984,054

Total Investment Companies (Cost $978,723)		984,054

Total investments in securities (Cost $978,723)	99.41%	984,054
Other assets and liabilities, net	0.59	5,850

Total net assets	100.00%	$989,904

[868255.TX]101

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.39%	0.41%	$984,054	99.41%

[868255.TX]102

Wells Fargo Factor Enhanced Emerging Markets Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the Fund’s investment in Wells Fargo Factor Enhanced Emerging Markets Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $984,054 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]103

Wells Fargo Factor Enhanced International Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 99.54%
Affiliated Master Portfolio : 99.54%
Wells Fargo Factor Enhanced International Portfolio		$1,033,077
Total Investment Companies (Cost $931,203)		1,033,077

Total investments in securities (Cost $931,203)	99.54%	1,033,077
Other assets and liabilities, net	0.46	4,795

Total net assets	100.00%	$1,037,872

1

[868255.TX]104

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced International Portfolio	0.14%	0.15%	$1,033,077	99.54%

[868255.TX]105

Wells Fargo Factor Enhanced International Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

At November 30, 2019, the Fund’s investment in Wells Fargo Factor Enhanced International Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $1,033,077 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]106

Wells Fargo Factor Enhanced Large Cap Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 99.79%
Affiliated Master Portfolio : 99.79%
Wells Fargo Factor Enhanced Large Cap Portfolio		$1,130,247

Total Investment Companies (Cost $997,558)		1,130,247

Total investments in securities (Cost $997,558)	99.79%	1,130,247
Other assets and liabilities, net	0.21	2,349

Total net assets	100.00%	$1,132,596

1

[868255.TX]107

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Large Cap Portfolio	0.09%	0.10%	$1,130,247	99.79%

[868255.TX]108

Wells Fargo Factor Enhanced Large Cap Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the Fund’s investment in Wells Fargo Factor Enhanced Large Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $1,130,247 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]109

Wells Fargo Factor Enhanced Small Cap Fund	Portfolio of investments — November 30, 2019 (unaudited)

Security name		Value
Investment Companies : 99.69%
Affiliated Master Portfolio : 99.69%
Wells Fargo Factor Enhanced Small Cap Portfolio		$953,977

Total Investment Companies (Cost $901,230)		953,977

Total investments in securities (Cost $901,230)	99.69%	953,977
Other assets and liabilities, net	0.31	2,959

Total net assets	100.00%	$956,936

1

[868255.TX]110

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Small Cap Portfolio	0.33%	0.36%	$953,977	99.69%

[868255.TX]111

Wells Fargo Factor Enhanced Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the Fund’s investment in Wells Fargo Factor Enhanced Small Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $953,977 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]112

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 71.88%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$573,989	$571,379
FHLB	5.63	3-14-2036	6,020,000	8,561,154
FHLMC	5.00	6-1-2026	1,199,058	1,247,767
FHLMC	2.38	4-25-2023	536,378	538,771
FHLMC	2.46	3-25-2022	1,234,322	1,243,013
FHLMC	2.62	12-25-2026	3,933,627	4,023,981
FHLMC	2.75	3-25-2027	5,538,760	5,679,358
FHLMC	2.90	4-25-2026	6,236,204	6,489,444
FHLMC (1 Month LIBOR +1.18%) ±	2.95	12-15-2036	324,704	336,079
FHLMC	3.00	5-15-2026	570,185	577,995
FHLMC	3.00	1-15-2054	126,781	128,118
FHLMC	3.50	8-1-2045	4,766,347	4,968,952
FHLMC	3.50	11-1-2045	8,666,717	9,040,625
FHLMC	3.50	12-1-2045	6,133,527	6,398,158
FHLMC	3.50	12-1-2045	1,685,084	1,740,686
FHLMC (11th District Cost of Funds +1.25%) ±	3.50	7-1-2032	322,328	324,367
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.75	5-1-2026	24,430	24,701
FHLMC	4.00	12-15-2024	1,544,359	1,596,403
FHLMC	4.00	6-1-2044	4,165,424	4,406,044
FHLMC	4.00	9-1-2049	1,430,435	1,485,492
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	3,113	3,127
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	41,472	41,830
FHLMC (12 Month LIBOR +1.75%) ±	4.47	7-1-2038	1,367,941	1,441,075
FHLMC	4.50	3-1-2042	344,602	372,560
FHLMC	4.50	9-1-2044	3,237,871	3,475,995
FHLMC	4.50	9-1-2049	14,344,307	15,099,999
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2032	19,667	20,356
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	4.69	10-1-2026	117,016	120,830
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	25,910	26,613
FHLMC	5.00	2-1-2020	15,227	15,760
FHLMC	5.00	8-1-2040	980,295	1,082,958
FHLMC (12 Month LIBOR +2.05%) ±	5.05	1-1-2038	569,166	603,488
FHLMC	5.50	7-1-2035	2,813,924	3,116,654
FHLMC	5.50	12-1-2038	1,795,783	2,017,984
FHLMC	6.00	10-1-2032	23,854	27,418
FHLMC	6.00	5-25-2043	3,963,879	4,521,257
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	47,827	46,978
FHLMC	6.50	4-1-2021	755	758
FHLMC	6.50	4-1-2022	20,629	22,974
FHLMC	6.50	9-1-2028	13,363	14,884
FHLMC	6.50	9-1-2028	17,288	19,254
FHLMC	6.50	7-1-2031	2	2
FHLMC	6.75	9-15-2029	5,360,000	7,614,533
FHLMC	7.00	12-1-2023	1,697	1,803
FHLMC	7.00	12-1-2026	351	376
FHLMC	7.00	4-1-2029	1,144	1,300
FHLMC	7.00	5-1-2029	7,007	8,046
FHLMC	7.00	4-1-2032	76,191	87,855
FHLMC	7.50	11-1-2031	162,547	187,275
FHLMC	7.50	4-1-2032	147,218	168,733
FHLMC	8.00	8-1-2023	5,341	5,581
FHLMC	8.00	6-1-2024	2,775	2,971
FHLMC	8.00	6-1-2024	2,275	2,297
FHLMC	8.00	6-1-2024	4,248	4,360
FHLMC	8.00	8-1-2026	11,920	13,485
FHLMC	8.00	11-1-2026	10,979	12,383
FHLMC	8.00	11-1-2028	5,969	6,413
FHLMC	8.50	12-1-2025	7,543	8,189
FHLMC	8.50	5-1-2026	993	1,042
FHLMC	8.50	8-1-2026	4,332	4,376
FHLMC	8.50	8-1-2026	14,676	14,721
FHLMC	9.00	2-1-2020	3	3
FHLMC	9.00	9-1-2020	1	1
FHLMC	9.00	9-1-2020	61	61
FHLMC	9.00	3-1-2021	1	1
FHLMC	9.00	4-1-2021	23	23
FHLMC	9.00	4-1-2021	40	41
FHLMC	9.00	8-1-2021	46	47

1

[868255.TX]113

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	7-1-2022	$28	$28
FHLMC	9.00	9-1-2024	129	130
FHLMC	9.50	2-1-2020	1	1
FHLMC	9.50	6-1-2020	3	3
FHLMC	9.50	8-1-2020	12	12
FHLMC	9.50	9-1-2020	3	3
FHLMC	9.50	9-1-2020	64	65
FHLMC	9.50	9-1-2020	3	3
FHLMC	9.50	10-1-2020	3	3
FHLMC	9.50	10-1-2020	2	2
FHLMC	9.50	11-1-2020	8	8
FHLMC	9.50	5-1-2021	45	46
FHLMC	9.50	9-17-2022	12,080	12,124
FHLMC	9.50	4-1-2025	11,542	11,674
FHLMC	10.00	12-1-2019	4	4
FHLMC	10.00	3-1-2020	1	1
FHLMC	10.00	6-1-2020	1	1
FHLMC	10.00	8-1-2020	3	3
FHLMC	10.00	10-1-2021	449	450
FHLMC	10.00	8-17-2022	337	341
FHLMC	10.00	2-17-2025	23,812	23,831
FHLMC Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,792,972
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,923,878	1,956,642
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	2.02	10-15-2034	80,224	80,250
FHLMC Series 3948 Class DA	3.00	12-15-2024	3,243	3,241
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	2.02	7-15-2042	600,057	595,612
FHLMC Series K020 Class X1 ±±(c)	1.53	5-25-2022	42,293,794	1,211,256
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,922,213
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	343,008
FHLMC Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,792,972
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	160,000	168,689
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	2.45	2-25-2023	209,065	208,935
FHLMC Series KJ14 Class A1	2.20	11-25-2023	1,430,771	1,446,730
FHLMC Series M036 Class A	4.16	12-15-2029	3,500,000	3,753,960
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.11	11-25-2028	171,257	171,558
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.10	5-25-2030	550,148	549,790
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	2.10	9-25-2031	655,199	648,903
FHLMC Series T-42 Class A6	9.50	2-25-2042	719,958	874,631
FHLMC Series T-55 Class 2A1 ±±	3.94	3-25-2043	363,158	364,094
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	917,330	1,087,031
FHLMC Series T-57 Class 2A1 ±±	4.12	7-25-2043	1,754,483	1,894,804
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.53	10-25-2044	944,442	956,633
FHLMC Series T-67 Class 1A1C ±±	3.84	3-25-2036	604,457	616,701
FHLMC Series T-67 Class 2A1C ±±	3.73	3-25-2036	1,260,367	1,282,476
FNMA ¤	0.00	5-15-2030	7,700,000	6,071,231
FNMA	1.71	12-1-2022	2,542,769	2,533,695
FNMA (1 Month LIBOR +0.35%) ±	2.06	2-25-2032	441,128	441,562
FNMA (12 Month LIBOR +1.61%) ±	2.47	5-1-2046	4,701,048	4,757,731
FNMA (11th District Cost of Funds +1.25%) ±	2.50	5-1-2036	1,048,223	1,044,664
FNMA	2.50	4-25-2039	11,422	11,393
FNMA	2.55	3-1-2022	1,585,977	1,606,273
FNMA (1 Month LIBOR +0.25%) ±	2.60	6-27-2036	84,771	83,297
FNMA (11th District Cost of Funds +1.54%) ±	2.69	5-1-2023	25,091	25,036
FNMA (11th District Cost of Funds +1.25%) ±	2.82	9-1-2027	152,714	153,788
FNMA	2.86	11-1-2021	2,504,328	2,554,508
FNMA ±±	2.89	2-25-2027	10,000,000	10,428,583
FNMA	3.00	5-1-2027	1,128,746	1,160,240
FNMA	3.00	6-1-2034	13,810,557	14,141,999
FNMA	3.00	4-1-2045	113,491	116,223
FNMA	3.00	11-1-2045	9,188,159	9,408,969
FNMA	3.00	12-1-2045	20,881,634	21,384,110
FNMA	3.00	12-1-2046	718,338	735,665
FNMA	3.02	2-1-2026	6,121,965	6,387,120
FNMA	3.05	1-1-2024	25,011	25,679
FNMA	3.31	9-25-2020	2,350,023	2,365,076
FNMA	3.38	9-1-2020	1,827,349	1,832,169
FNMA (11th District Cost of Funds +1.25%) ±	3.42	5-1-2036	353,670	367,543
FNMA	3.48	3-1-2029	921,311	999,155

2

[868255.TX]114

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	4-1-2034	$12,354,876	$12,811,829
FNMA	3.50	2-1-2043	51,032	53,684
FNMA	3.50	2-1-2045	1,746,175	1,824,750
FNMA	3.50	4-1-2045	4,855,169	5,064,933
FNMA	3.50	8-1-2045	607,820	633,271
FNMA	3.50	12-1-2045	2,403,771	2,504,502
FNMA	3.50	2-1-2046	2,305,323	2,401,986
FNMA	3.50	8-1-2049	8,884,689	9,117,414
FNMA	3.63	3-1-2029	390,000	427,458
FNMA	3.77	3-1-2029	991,695	1,096,683
FNMA	3.86	3-1-2029	840,765	934,922
FNMA (12 Month LIBOR +1.73%) ±	3.99	9-1-2036	355,813	371,363
FNMA (c)	4.00	10-25-2025	85,609	1,028
FNMA	4.00	4-1-2046	12,926,322	13,652,122
FNMA	4.00	3-1-2047	1,493,725	1,592,842
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	116,576	122,365
FNMA (12 Month LIBOR +1.78%) ±	4.23	8-1-2036	529,048	557,728
FNMA	4.26	12-1-2019	2,692,956	2,689,091
FNMA (12 Month LIBOR +1.54%) ±	4.46	1-1-2043	164,208	168,896
FNMA	4.50	1-1-2026	71,837	74,200
FNMA	4.50	10-1-2046	361,226	383,271
FNMA	4.50	9-1-2049	4,964,319	5,226,818
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.52	9-1-2031	28,236	29,684
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.56	12-1-2040	23,890	25,156
FNMA (12 Month LIBOR +1.63%) ±	4.63	4-1-2032	61,681	62,105
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.64	9-1-2031	107,734	111,507
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.67	6-1-2034	278,028	288,445
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.71	10-1-2027	106,426	110,155
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2032	109,140	113,488
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.76	2-1-2027	582	582
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.86	12-1-2034	396,136	411,400
FNMA	5.00	4-1-2023	128,984	134,055
FNMA	5.00	6-1-2023	256,113	266,172
FNMA	5.00	3-1-2034	404,247	446,171
FNMA	5.00	8-1-2040	4,983,252	5,501,833
FNMA	5.00	10-1-2040	631,108	696,787
FNMA	5.00	1-1-2042	469,311	517,269
FNMA	5.00	11-1-2048	1,993,952	2,135,070
FNMA	5.00	12-1-2048	1,487,344	1,589,297
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	5.01	7-1-2026	76,787	79,599
FNMA	5.50	6-1-2020	35,502	35,613
FNMA	5.50	11-1-2023	46,246	48,371
FNMA	5.50	1-1-2025	20,228	20,937
FNMA	5.50	1-1-2025	97,337	100,440
FNMA	5.50	9-1-2033	1,672,495	1,884,200
FNMA	5.50	9-1-2033	641,438	721,927
FNMA	5.50	8-1-2035	475,484	535,154
FNMA	5.50	1-1-2037	482,359	543,125
FNMA	5.50	4-1-2040	1,274,054	1,435,347
FNMA (6 Month LIBOR +2.86%) ±	5.61	4-1-2033	11,308	11,711
FNMA	5.61	2-1-2021	604,088	611,812
FNMA	5.75	5-1-2021	3,042,310	3,132,005
FNMA	5.95	6-1-2024	1,545,452	1,757,011
FNMA	6.00	3-1-2024	47,173	51,982
FNMA	6.00	1-1-2028	739,059	815,147
FNMA	6.00	2-1-2035	1,066,163	1,168,385
FNMA	6.00	11-1-2037	371,124	421,022
FNMA	6.00	7-1-2038	138,083	158,543
FNMA (6 Month LIBOR +3.13%) ±	6.24	7-1-2033	135,726	138,085
FNMA	6.50	1-1-2024	11,940	13,291
FNMA	6.50	3-1-2028	12,371	13,168
FNMA	6.50	12-1-2029	168,340	187,389
FNMA	6.50	11-1-2031	37,453	41,691
FNMA	6.50	7-1-2036	315,783	360,528
FNMA	6.50	7-1-2036	286,556	329,359
FNMA	6.50	7-25-2042	1,296,747	1,501,517
FNMA	6.63	11-15-2030	3,220,000	4,654,914
FNMA	7.00	11-1-2026	4,414	4,704

3

[868255.TX]115

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.00%	9-1-2031	$3,190	$3,195
FNMA	7.00	1-1-2032	1,976	2,198
FNMA	7.00	2-1-2032	73,359	85,519
FNMA	7.00	10-1-2032	165,546	195,664
FNMA	7.00	2-1-2034	1,835	2,078
FNMA	7.00	4-1-2034	110,881	127,802
FNMA	7.00	1-1-2036	6,147	6,552
FNMA	7.50	9-1-2031	74,758	87,633
FNMA	7.50	11-25-2031	299,984	353,322
FNMA	7.50	2-1-2032	26,305	30,397
FNMA	7.50	10-1-2037	712,086	847,614
FNMA	8.00	5-1-2027	25,028	25,222
FNMA	8.00	6-1-2028	3,904	4,253
FNMA	8.00	2-1-2030	29,312	29,633
FNMA	8.00	7-1-2031	795,475	901,909
FNMA	8.50	8-1-2024	4,357	4,368
FNMA	8.50	5-1-2026	75,707	82,099
FNMA	8.50	7-1-2026	18,660	19,180
FNMA	8.50	10-1-2026	49	49
FNMA	8.50	10-1-2026	2,313	2,318
FNMA	8.50	11-1-2026	24,530	24,828
FNMA	8.50	11-1-2026	5,912	6,062
FNMA	8.50	12-1-2026	101,868	112,836
FNMA	8.50	12-1-2026	13,141	14,384
FNMA	8.50	12-1-2026	231	231
FNMA	8.50	2-1-2027	155	170
FNMA	8.50	2-1-2027	5,434	5,447
FNMA	8.50	3-1-2027	687	727
FNMA	8.50	6-1-2027	53,422	55,174
FNMA	9.00	3-1-2021	2,118	2,131
FNMA	9.00	6-1-2021	32	33
FNMA	9.00	8-1-2021	32	33
FNMA	9.00	10-1-2021	415	418
FNMA	9.00	1-1-2025	12,989	14,046
FNMA	9.00	3-1-2025	1,615	1,620
FNMA	9.00	3-1-2025	753	755
FNMA	9.00	7-1-2028	3,390	3,419
FNMA	9.50	11-1-2020	11	11
FNMA	9.50	12-15-2020	680	683
FNMA	9.50	6-1-2022	247	249
FNMA	9.50	7-1-2028	4,827	4,843
FNMA	11.00	10-15-2020	23	23
FNMA Series 1990-144 Class W	9.50	12-25-2020	5,748	5,911
FNMA Series 1990-75 Class Z	9.50	7-25-2020	602	609
FNMA Series 1990-84 Class Y	9.00	7-25-2020	763	772
FNMA Series 1990-96 Class Z	9.67	8-25-2020	8,410	8,541
FNMA Series 1991-85 Class Z	8.00	6-25-2021	8,209	8,476
FNMA Series 1992-45 Class Z	8.00	4-25-2022	27,397	28,747
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	609,599	693,481
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	686,583	806,696
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	192,653	231,473
FNMA Series 2002-T12 Class A5 ±±	4.84	10-25-2041	765,721	797,791
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	3,431,438	4,007,143
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	1.95	5-25-2032	413,539	409,536
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	500,782	568,420
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	2.68	3-25-2033	921,540	903,782
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.06	6-25-2033	80,867	79,474
FNMA Series 2003-W1 Class 1A1 ±±	5.30	12-25-2042	663,226	722,241
FNMA Series 2003-W11 Class A1 ±±	5.33	6-25-2033	39,849	41,625
FNMA Series 2003-W3 Class 1A4 ±±	4.10	8-25-2042	2,060,532	2,177,318
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	2.04	4-25-2033	272,773	266,909
FNMA Series 2003-W6 Class 6A ±±	4.34	8-25-2042	1,136,784	1,171,206
FNMA Series 2003-W6 Class PT4 ±±	8.42	10-25-2042	1,179,898	1,422,334
FNMA Series 2003-W8 Class PT1 ±±	9.28	12-25-2042	438,654	505,758
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	366,080	418,281
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	962,067	1,103,365
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	618,863	723,336
FNMA Series 2005-71 Class DB	4.50	8-25-2025	395,390	404,127
FNMA Series 2007-W10 Class 2A ±±	6.31	8-25-2047	301,383	335,683

4

[868255.TX]116

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 2011-15 Class HI (c)	5.50%	3-25-2026	$118,138	$2,875
FNMA Series 2013-17 Class PC	2.00	3-25-2039	1,127,767	1,131,103
FNMA Series 2014-20 Class TM ±±	5.03	4-25-2044	1,087,841	1,242,797
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	460,000	511,879
FNMA Series 265 Class 2	9.00	3-25-2024	43,441	48,402
FNMA Series G-8 Class E	9.00	4-25-2021	6,766	6,884
FNMA Series G92-30 Class Z	7.00	6-25-2022	13,176	13,567
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	699,524	741,651
GNMA ±± (c)	1.68	4-20-2069	9,544,819	416,207
GNMA	3.00	11-20-2045	9,528,845	9,850,071
GNMA %%	3.00	12-19-2049	6,870,000	7,061,072
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.25	8-20-2020	8,177	8,192
GNMA	3.50	12-20-2047	11,957,167	12,371,375
GNMA %%	3.50	12-19-2049	8,105,000	8,374,905
GNMA	4.00	11-15-2024	1,052,410	1,095,643
GNMA	4.00	12-20-2047	8,433,832	8,835,602
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	4.13	11-20-2020	8,188	8,213
GNMA	4.25	6-20-2036	393,789	415,593
GNMA	4.50	8-20-2049	2,532,383	2,661,818
GNMA	5.00	7-20-2040	1,037,169	1,145,573
GNMA	5.50	4-20-2034	547,158	586,898
GNMA	6.00	8-20-2034	84,410	90,435
GNMA	6.50	12-15-2025	6,437	7,118
GNMA	6.50	5-15-2029	581	642
GNMA	6.50	5-15-2031	686	758
GNMA	6.50	9-20-2033	43,100	49,349
GNMA	7.00	12-15-2022	7,291	7,542
GNMA	7.00	5-15-2026	1,573	1,667
GNMA	7.00	3-15-2028	20,088	20,347
GNMA	7.00	4-15-2031	856	870
GNMA	7.00	8-15-2031	18,213	18,893
GNMA	7.00	3-15-2032	13,675	13,939
GNMA	7.34	10-20-2021	13,861	13,959
GNMA	7.34	9-20-2022	5,014	5,024
GNMA	8.00	6-15-2023	2,324	2,447
GNMA	8.00	12-15-2023	121,163	129,472
GNMA	8.00	2-15-2024	481	512
GNMA	8.00	9-15-2024	2,412	2,442
GNMA	8.00	6-15-2025	47	47
GNMA Series 2002-53 Class IO ±± (c)	0.60	4-16-2042	398,208	13
GNMA Series 2005-23 Class IO ±± (c)	0.02	6-17-2045	1,690,973	179
GNMA Series 2006-32 Class XM ±± (c)	0.03	11-16-2045	5,309,706	6,236
GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	95,478	95,381
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	272,842	280,090
GNMA Series 2008-22 Class XM ±±(c)	1.00	2-16-2050	11,498,534	298,703
GNMA Series 2010-158 Class EI (c)	4.00	12-16-2025	7,294,612	545,402
GNMA Series 2012-12 Class HD	2.00	5-20-2062	204,199	203,786
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,842,710
Resolution Funding Corporation STRIPS ¤	0.00	5-15-2039	8,275,000	5,364,979
TVA ¤	0.00	11-1-2025	10,000,000	8,791,076
TVA	2.88	2-1-2027	2,430,000	2,584,518
TVA	4.25	9-15-2065	2,600,000	3,505,762
TVA	4.63	9-15-2060	7,550,000	10,758,166
TVA	5.88	4-1-2036	4,380,000	6,323,764

Total Agency Securities (Cost $414,651,622)				430,561,748

Asset-Backed Securities : 0.96%
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,467,946
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,252,041	1,269,882
Total Asset-Backed Securities (Cost $5,697,058)				5,737,828

5

[868255.TX]117

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Government Securities Fund

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 0.70%
Financials : 0.70%
Mortgage REITs : 0.70%
American Tower Trust I 144A	3.65%	3-15-2048	$4,000,000	$4,210,525

Total Corporate Bonds and Notes (Cost $4,000,000)				4,210,525
Municipal Obligations : 0.98%
Texas : 0.98%
Miscellaneous Revenue : 0.98%
San Antonio TX Retama Development Corporation	10.00	12-15-2020	5,405,000	5,888,423
Total Municipal Obligations (Cost $5,659,241)				5,888,423
Non-Agency Mortgage-Backed Securities : 5.81%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	324,520
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,495,486
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,450,425
GS Mortgage Securities Trust Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	979,736	989,611
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,207,169
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.51	6-25-2052	3,000,000	3,001,925
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,021,234
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	2,361,337	2,365,551
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±%%	3.00	9-25-2059	3,075,000	3,084,144
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,748,978
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.24	2-15-2025	119,422	131,706
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	156,509	176,578
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	869,686	881,275
Verus Securitization Trust Series 2019-2 Class A1 144A±±	3.21	5-25-2059	2,887,480	2,908,438
Total Non-Agency Mortgage-Backed Securities (Cost $34,362,022)				34,787,040
U.S. Treasury Securities : 11.34%
TIPS	1.38	2-15-2044	3,024,139	3,628,869
U.S. Treasury Bond	2.25	8-15-2049	285,000	287,505
U.S. Treasury Bond	2.50	5-15-2046	3,600,000	3,809,672
U.S. Treasury Bond	2.75	11-15-2042	3,550,000	3,911,934
U.S. Treasury Bond	3.13	2-15-2043	1,750,000	2,048,936
U.S. Treasury Bond	3.38	5-15-2044	5,425,000	6,635,453
U.S. Treasury Bond	3.63	2-15-2044	7,065,000	8,966,203
U.S. Treasury Bond	3.75	11-15-2043	9,295,000	12,002,895
U.S. Treasury Bond	4.25	11-15-2040	10,330,000	14,050,414
U.S. Treasury Note	1.63	8-15-2029	3,105,000	3,059,031
U.S. Treasury Note	1.75	11-15-2029	6,595,000	6,577,997
U.S. Treasury Note	1.88	7-31-2026	2,940,000	2,967,677
Total U.S. Treasury Securities (Cost $62,357,540)				67,946,586
Yankee Corporate Bonds and Notes : 1.39%
Financials : 1.39%
Banks : 0.42%
Inter-American Development Bank	7.00	6-15-2025	2,000,000	2,501,873
Diversified Financial Services : 0.97%
Overseas Private Investment Corporation	2.12	3-20-2024	5,770,000	5,809,370
Total Yankee Corporate Bonds and Notes (Cost $8,179,849)				8,311,243

6

[868255.TX]118

Wells Fargo Government Securities Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds : 3.73%
Hashemite Kingdom of Jordan		3.00%	6-30-2025	$10,636,000	$11,321,228
Ukraine		1.47	9-29-2021	11,090,000	11,039,207
Total Yankee Government Bonds (Cost $22,316,189)					22,360,435

		Yield		Shares
Short-Term Investments : 6.69%
Investment Companies : 6.69%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56%		40,039,885	40,039,885

Total Short-Term Investments (Cost $40,039,885)					40,039,885

Total investments in securities (Cost $597,263,406)	103.48%				619,843,713
Other assets and liabilities, net	(3.48)				(20,862,075)

Total net assets	100.00%				$598,981,638

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority

7

[868255.TX]119

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	291	3-31-2020	$62,783,643	$62,735,508	$0	$(48,135)
5-Year U.S. Treasury Notes	295	3-31-2020	35,124,855	35,095,781	0	(29,074)
10-Year U.S. Treasury Notes	92	3-20-2020	11,918,219	11,901,063	0	(17,156)
Short
U.S. Long Term Bonds	(150)	3-20-2020	(23,891,945)	(23,845,313)	46,632	0
U.S. Ultra Bond	(26)	3-20-2020	(4,865,013)	(4,880,688)	0	(15,675)
10-Year Ultra Futures	(96)	3-20-2020	(13,672,327)	(13,653,000)	19,327	0

					$ 65,959	$(110,040)

[868255.TX]120

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	21,461,781	72,014,370	53,436,266	40,039,885	$40,039,885	6.69%

[868255.TX]121

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]122

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$430,561,748	$0	$430,561,748
Asset-backed securities	0	5,737,828	0	5,737,828
Corporate bonds and notes	0	4,210,525	0	4,210,525
Municipal obligations	0	5,888,423	0	5,888,423
Non-agency mortgage-backed securities	0	34,787,040	0	34,787,040
U.S. Treasury securities	67,946,586	0	0	67,946,586
Yankee corporate bonds and notes	0	8,311,243	0	8,311,243
Yankee government bonds	0	22,360,435	0	22,360,435
Short-term investments
Investment companies	40,039,885	0	0	40,039,885

	107,986,471	511,857,242	0	619,843,713
Futures contracts	65,959	0	0	65,959

Total assets	$108,052,430	$511,857,242	$0	$619,909,672

Liabilities
Futures contracts	$110,040	$0	$0	$110,040

Total liabilities	$110,040	$0	$0	$110,040

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2019, the Fund had segregated $2,378,272 as cash collateral for these open futures contracts.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]123

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Shares	Value
Common Stocks : 9.35%

Consumer Staples : 0.33%

Food Products : 0.33%
Lamb Weston Holdings Incorporated	15,000	$1,259,700

Health Care : 0.78%

Health Care Providers & Services : 0.18%
HCA Healthcare Incorporated †	5,000	693,300

Pharmaceuticals : 0.60%
Bristol-Myers Squibb Company †	40,000	2,277,600

Industrials : 1.26%

Aerospace & Defense : 0.97%
Curtiss-Wright Corporation	10,000	1,373,100
Huntington Ingalls Industries Incorporated †	5,000	1,258,350
Raytheon Company †	5,000	1,087,100

		3,718,550

Machinery : 0.29%
John Bean Technologies Corporation	10,000	1,095,500

Information Technology : 3.38%

Electronic Equipment, Instruments & Components : 0.27%
Amphenol Corporation Class A	10,000	1,040,000

IT Services : 0.82%
Akamai Technologies Incorporated †	15,000	1,306,800
Leidos Holdings Incorporated	20,000	1,816,800

		3,123,600

Semiconductors & Semiconductor Equipment : 1.42%
Advanced Micro Devices Incorporated †	15,000	587,250
Applied Materials Incorporated	10,000	579,000
Broadcom Incorporated	5,000	1,581,050
Cypress Semiconductor Corporation †	35,000	820,750
Microchip Technology Incorporated	7,000	661,780
Micron Technology Incorporated †	25,000	1,187,750

		5,417,580

Software : 0.85%
Adobe Systems Incorporated †	5,000	1,547,650
Nutanix Incorporated Class A †	5,000	186,750
Salesforce.com Incorporated †	5,000	814,450
ServiceNow Incorporated †	2,500	707,600

		3,256,450

Technology Hardware, Storage & Peripherals : 0.02%
Pure Storage Incorporated Class A †	5,000	80,350

Materials : 1.79%

Chemicals : 1.79%
Celanese Corporation Series A †	15,000	1,883,550

 1

[868255.TX]124

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Bond Fund

			Shares	Value
Chemicals (continued)
Eastman Chemical Company †			10,000	$783,700
Huntsman Corporation			22,000	497,640
LyondellBasell Industries NV Class A			40,000	3,701,600

				6,866,490

Real Estate : 0.51%

Equity REITs : 0.51%
Crown Castle International Corporation			4,000	534,640
Iron Mountain Incorporated			20,000	642,400
Saul Centers Incorporated			15,000	797,100

				1,974,140

Utilities : 1.30%

Gas Utilities : 0.84%
Atmos Energy Corporation			30,000	3,208,800

Independent Power & Renewable Electricity Producers : 0.14%
Vistra Energy Corporation			20,000	530,600

Multi-Utilities : 0.32%
DTE Energy Company			10,000	1,249,400

Total Common Stocks (Cost $29,949,994)				35,792,060

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 78.92%

Communication Services : 2.61%

Media : 2.61%
CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,168,626
McGraw-Hill Global Education Holdings LLC 144A	7.88	5-15-2024	4,500,000	3,735,000
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,090,000

				9,993,626

Consumer Discretionary : 3.93%

Auto Components : 2.80%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,000,000	1,023,750
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,543,125
Goodyear Tire & Rubber Company	5.13	11-15-2023	1,000,000	1,007,500
Speedway Motors Incorporated 144A	4.88	11-1-2027	2,000,000	1,990,000
Tenneco Incorporated	5.00	7-15-2026	6,000,000	5,146,500

				10,710,875

Household Durables : 1.13%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,310,363

Consumer Staples : 4.40%

Food Products : 3.85%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,056,250
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,172,500
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	10,499,800

				14,728,550

 2

[868255.TX]125

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household Products : 0.55%
Spectrum Brands Incorporated	5.75%	7-15-2025	$2,000,000	$2,094,360

Energy : 2.59%

Energy Equipment & Services : 0.28%
NGPL PipeCo LLC 144A	4.88	8-15-2027	1,000,000	1,059,786

Oil, Gas & Consumable Fuels : 2.31%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	3,500,000	3,834,215
Cheniere Energy Partners LP 144A	4.50	10-1-2029	5,000,000	5,026,500

				8,860,715

Financials : 2.33%

Banks : 0.87%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,340,710

Consumer Finance : 0.97%
Navient Corporation	5.88	10-25-2024	1,000,000	1,065,000
SLM Corporation	5.50	1-25-2023	2,500,000	2,634,375

				3,699,375

Insurance : 0.49%
Genworth Holdings Incorporated	4.80	2-15-2024	2,000,000	1,870,000

Health Care : 12.59%

Health Care Equipment & Supplies : 1.48%
Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,658,675

Health Care Providers & Services : 6.38%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	6,298,000	6,502,685
Centene Corporation 144A%%	4.63	12-15-2029	3,000,000	3,146,250
Davita Incorporated	5.00	5-1-2025	3,000,000	3,095,040
Encompass Health Corporation	5.75	11-1-2024	2,334,000	2,366,093
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,106,250
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	4,400,000	4,180,000

				24,396,318

Health Care Technology : 0.82%
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	3,000,000	3,150,000

Life Sciences Tools & Services : 1.75%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,709,500

Pharmaceuticals : 2.16%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	8,250,000

Industrials : 14.57%

Aerospace & Defense : 4.53%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	2,500,000	2,618,750
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,062,500
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,668,832

				17,350,082

3

[868255.TX]126

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 5.65%
ACCO Brands Corporation 144A	5.25%	12-15-2024	$7,417,000	$7,695,138
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,143,400
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,490,954
Stericycle Incorporated 144A	5.38	7-15-2024	6,000,000	6,270,000

				21,599,492

Construction & Engineering : 0.84%
Aecom Company	5.13	3-15-2027	3,000,000	3,195,000

Electrical Equipment : 0.50%
Resideo Funding Incorporated 144A	6.13	11-1-2026	2,000,000	1,920,000

Machinery : 1.36%
SPX FLOW Incorporated 144A	5.63	8-15-2024	5,000,000	5,212,500

Trading Companies & Distributors : 1.69%
WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,463,575

Information Technology : 18.81%

Communications Equipment : 3.11%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,037,886
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	3,860,000

				11,897,886

Electronic Equipment, Instruments & Components : 4.99%
MTS Systems Corporation 144A	5.75	8-15-2027	9,500,000	9,903,750
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	9,180,000

				19,083,750

IT Services : 1.37%
Gartner Incorporated 144A	5.13	4-1-2025	5,000,000	5,242,250

Semiconductors & Semiconductor Equipment : 2.79%
Broadcom Incorporated 144A	4.75	4-15-2029	10,000,000	10,693,612

Software : 1.87%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,090,000
Symantec Corporation 144A	5.00	4-15-2025	6,000,000	6,058,671

				7,148,671

Technology Hardware, Storage & Peripherals : 4.68%
Diebold Nixdorf Incorporated	8.50	4-15-2024	7,700,000	6,596,436
Western Digital Corporation	4.75	2-15-2026	11,000,000	11,330,000

				17,926,436

Materials : 10.72%

Chemicals : 7.52%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,405,038
Olin Corporation	5.50	8-15-2022	5,275,000	5,644,250
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	5,000,000	3,500,000
Tronox Incorporated 144A	6.50	4-15-2026	2,000,000	2,015,000
Valvoline Incorporated	4.38	8-15-2025	13,901,000	14,213,773

				28,778,061

4

[868255.TX]127

Wells Fargo High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Containers & Packaging : 3.20%
Berry Global Incorporated 144A	4.50%	2-15-2026	$8,000,000	$8,134,160
Berry Global Incorporated	5.13	7-15-2023	4,000,000	4,105,000
				12,239,160

Real Estate : 6.37%
Equity REITs : 6.37%
Equinix Incorporated	5.38	5-15-2027	6,430,000	6,968,513
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	513,750
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	13,260,000
Sabra Health Care LP/Sabra Capital Corporation	3.90	10-15-2029	3,639,000	3,641,875
				24,384,138

Total Corporate Bonds and Notes (Cost $298,483,868)				301,967,466

Yankee Corporate Bonds and Notes : 10.05%
Communication Services : 0.54%
Diversified Telecommunication Services : 0.54%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	2,060,000

Consumer Discretionary : 2.93%
Auto Components : 2.05%
Adient Global Holdings Limited 144A	4.88	8-15-2026	9,210,000	7,851,525

Hotels, Restaurants & Leisure : 0.88%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,352,500

Financials : 3.10%
Diversified Financial Services : 3.10%
Tronox Finance plc 144A	5.75	10-1-2025	12,000,000	11,850,000

Industrials : 0.86%
Electrical Equipment : 0.86%
Sensata Technologies BV 144A	5.63	11-1-2024	3,000,000	3,300,000

Information Technology : 2.62%
Technology Hardware, Storage & Peripherals : 2.62%
Seagate HDD	4.88	6-1-2027	9,500,000	10,037,687

Total Yankee Corporate Bonds and Notes (Cost $38,360,831)				38,451,712

	Yield		Shares
Short-Term Investments : 6.36%
Investment Companies : 6.36%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77%		19,264,961	19,266,887
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.56		5,069,751	5,069,751
Total Short-Term Investments (Cost $24,336,638)				24,336,638

5

[868255.TX]128

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo High Yield Bond Fund

Total investments in securities (Cost $391,131,331)	104.68%	$400,547,876
Other assets and liabilities, net	(4.68)	(17,918,267)

Total net assets	100.00%	$382,629,609

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

6

[868255.TX]129

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	8,780,656	22,204,839	11,720,534	19,264,961	$19,266,887
Wells Fargo Government Money Market Fund Select Class	5,876,344	41,509,214	42,315,807	5,069,751	5,069,751

					$24,336,638	6.36%

[868255.TX]130

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

[868255.TX]131

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$1,259,700	$0	$0	$1,259,700
Health care	2,970,900	0	0	2,970,900
Industrials	4,814,050	0	0	4,814,050
Information technology	12,917,980	0	0	12,917,980
Materials	6,866,490	0	0	6,866,490
Real estate	1,974,140	0	0	1,974,140
Utilities	4,988,800	0	0	4,988,800
Corporate bonds and notes	0	301,967,466	0	301,967,466
Yankee corporate bonds and notes	0	38,451,712	0	38,451,712
Short-term investments
Investment companies	24,336,638	0	0	24,336,638

Total assets	$60,128,698	$340,419,178	$0	$400,547,876

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]132

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

Security name		Value
Investment Companies : 100.04%
Affiliated Master Portfolio : 100.04%
Wells Fargo High Yield Corporate Bond Portfolio		$1,005,528

Total Investment Companies (Cost $984,365)		1,005,528

Total investments in securities (Cost $984,365)	100.04%	1,005,528
Other assets and liabilities, net	(0.04)	(355)

Total net assets	100.00%	$1,005,173

1

[868255.TX]133

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo High Yield Corporate Bond Portfolio	1.15%	1.80%	$1,005,528	100.04%

[868255.TX]134

Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the Fund’s investment in Wells Fargo High Yield Corporate Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $1,005,528 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]135

Wells Fargo International Government Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 98.76%
Affiliated Master Portfolio : 98.76%
Wells Fargo International Government Bond Portfolio		$1,054,177

Total Investment Companies (Cost $1,023,533)		1,054,177

Total investments in securities (Cost $1,023,533)	98.76%	1,054,177
Other assets and liabilities, net	1.24	13,202

Total net assets	100.00%	$1,067,379

1

[868255.TX]136

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Government Bond Portfolio	9.43%	9.43%	$1,054,177	98.76%

[868255.TX]137

Wells Fargo International Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the Fund’s investment in Wells Fargo International Government Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At November 30, 2019, the affiliated Master Portfolio valued at $1,054,177 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

[868255.TX]138

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 51.43%
FHLMC (12 Month LIBOR +1.65%) ±	2.34%	3-1-2043	$1,575,289	$1,586,694
FHLMC (12 Month LIBOR +1.64%) ±	2.91	7-1-2047	6,211,218	6,291,656
FHLMC (12 Month LIBOR +1.84%) ±	3.40	5-1-2042	1,920,298	1,975,019
FHLMC	4.00	10-1-2033	652,126	700,987
FHLMC	4.00	1-1-2034	608,691	654,271
FHLMC	4.00	5-15-2039	1,113,908	1,133,084
FHLMC	4.50	4-1-2031	1,321,829	1,418,331
FHLMC Multifamily Structured Pass-Through Certificates Series KI02 Class A (1 Month LIBOR +0.20%) ±	1.98	2-25-2023	1,193,493	1,193,235
FHLMC Series 3107 Class FC (1 Month LIBOR +0.30%) ±	2.07	6-15-2035	1,286,499	1,287,256
FHLMC Series 3632 Class PK	5.00	2-15-2040	3,552,343	3,856,770
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,212,309	1,301,590
FHLMC Series 3738 Class BP	4.00	12-15-2038	1,316,903	1,341,745
FHLMC Series 4239 Class AB	4.00	12-15-2039	954,914	972,850
FHLMC Series 4426 Class QC	1.75	7-15-2037	5,765,741	5,693,039
FHLMC Series 4891 Class PA	3.50	7-15-2048	4,150,018	4,205,900
FHLMC Series 4897 Class F (1 Month LIBOR +0.40%) ±	2.17	7-15-2049	1,388,410	1,387,970
FNMA (a)	2.91	12-1-2049	4,577,000	4,639,117
FNMA	2.00	3-25-2028	1,771,592	1,762,156
FNMA (12 Month LIBOR +1.69%) ±	2.42	11-1-2042	2,993,611	3,022,572
FNMA (12 Month LIBOR +1.57%) ±	2.47	9-1-2045	2,486,205	2,515,252
FNMA	2.50	5-1-2028	4,658,487	4,723,439
FNMA	2.50	6-1-2029	16,660,000	16,820,764
FNMA	2.50	1-1-2030	2,459,546	2,487,172
FNMA	2.50	11-1-2031	6,663,350	6,737,965
FNMA (12 Month LIBOR +1.60%) ±	2.54	10-1-2046	4,597,783	4,651,916
FNMA (12 Month LIBOR +1.59%) ±	2.66	1-1-2046	3,215,159	3,270,458
FNMA (12 Month LIBOR +1.58%) ±	2.68	2-1-2046	4,375,826	4,444,478
FNMA (12 Month LIBOR +1.57%) ±	2.69	3-1-2045	2,530,599	2,575,782
FNMA (12 Month LIBOR +1.60%) ±	2.72	1-1-2045	1,161,300	1,180,489
FNMA (12 Month LIBOR +1.61%) ±	2.73	3-1-2047	6,310,965	6,413,345
FNMA (12 Month LIBOR +1.58%) ±	2.74	6-1-2045	2,749,078	2,802,408
FNMA (12 Month LIBOR +1.57%) ±	2.77	3-1-2045	1,729,377	1,762,703
FNMA (12 Month LIBOR +1.60%) ±	2.90	7-1-2046	9,073,264	9,221,212
FNMA (12 Month LIBOR +1.60%) ±	2.96	8-1-2047	3,643,983	3,700,770
FNMA (12 Month LIBOR +1.61%) ±	3.07	6-1-2047	3,878,382	3,954,760
FNMA	4.00	4-1-2032	556,958	598,286
FNMA	4.00	10-1-2033	937,406	1,000,784
FNMA	4.00	1-1-2034	5,150,415	5,499,143
FNMA	4.00	1-1-2034	4,339,740	4,582,160
FNMA	4.00	2-1-2034	5,235,984	5,563,216
FNMA	4.00	7-1-2034	1,138,109	1,210,479
FNMA	4.50	2-1-2034	1,327,089	1,414,783
FNMA	4.50	3-1-2049	4,127,590	4,409,877
FNMA	5.00	10-1-2040	1,172,310	1,294,083
FNMA	5.00	5-1-2046	462,559	510,237
FNMA	5.00	8-1-2048	3,108,736	3,400,110
FNMA	5.00	1-1-2049	11,695,011	12,760,851
FNMA	5.00	1-1-2049	5,449,166	5,979,844
FNMA	5.00	2-1-2049	264,723	288,892
FNMA	5.00	3-1-2049	533,776	583,810
FNMA	5.00	3-1-2049	1,968,801	2,139,920
FNMA	5.00	8-1-2049	7,420,271	8,163,278
FNMA	5.50	6-1-2049	7,230,948	8,131,558
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,846,648	2,029,865
FNMA Series 2011-14 Class GD	4.00	4-25-2040	2,574,532	2,636,750
FNMA Series 2013-103 Class H	4.50	3-25-2038	1,804,508	1,857,785
FNMA Series 2013-90 Class A	4.00	11-25-2038	2,376,794	2,410,243
FNMA Series 2015-40 Class TC	1.75	5-25-2037	4,096,128	4,036,167
FNMA Series 2015-57 Class AB	3.00	8-25-2045	2,961,429	3,045,137
FNMA Series 2018-86 Class MF (1 Month LIBOR +0.30%) ±	2.01	12-25-2048	6,756,976	6,711,721
FNMA Series 2019-13 Class FG (1 Month LIBOR +0.40%) ±	2.11	4-25-2049	2,883,211	2,882,792
FNMA Series 2019-18 Class FA (1 Month LIBOR +0.45%) ±	2.16	5-25-2049	2,207,685	2,205,398
FNMA Series 2019-18 Class FB (1 Month LIBOR +0.45%) ±	2.16	5-25-2049	2,616,290	2,612,538
FNMA Series 2019-18 Class FE (1 Month LIBOR +0.35%) ±	2.06	5-25-2049	5,257,387	5,234,836
FNMA Series 2019-6 Class FA (1 Month LIBOR +0.40%) ±	2.11	3-25-2049	4,441,587	4,435,350
FNMA Series 2019-60 Class BF (1 Month LIBOR +0.45%) ±	2.16	10-25-2049	5,357,294	5,348,264
FNMA Series 4853 Class FG (1 Month LIBOR +0.40%) ±	2.17	4-15-2038	1,818,533	1,817,675

1

[868255.TX]139

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	2-20-2049	$4,560,929	$4,851,530
GNMA	4.50	4-20-2049	1,034,420	1,101,075
GNMA	5.00	10-15-2039	1,086,314	1,211,359
GNMA	5.00	3-20-2048	2,392,866	2,555,124
GNMA	5.00	6-20-2048	328,939	360,130
GNMA	5.00	6-20-2048	224,671	244,288
GNMA	5.00	7-20-2048	241,080	261,288
GNMA	5.00	9-20-2048	1,850,779	2,005,764
GNMA	5.00	3-20-2049	486,949	528,560
GNMA	5.00	3-20-2049	2,367,274	2,552,075
GNMA	5.00	4-20-2049	3,827,456	4,157,835
GNMA	5.00	5-20-2049	3,165,879	3,437,447
GNMA	5.50	8-20-2049	6,405,731	6,817,986
GNMA	5.50	10-20-2049	430,175	460,558
GNMA Series 2011-137 Class WA ±±	5.56	7-20-2040	2,597,821	2,957,436
GNMA Series 2012-141 Class WD ±±	4.96	7-20-2040	2,366,238	2,620,053
GNMA Series 2017-99 Class DE	2.50	7-20-2045	3,554,369	3,575,464
GNMA Series 2018-153 Class FQ (1 Month LIBOR +0.30%) ±	2.02	11-20-2048	1,153,931	1,149,143
GNMA Series 2018-154 Class WP	3.50	11-20-2048	778,626	803,463
GNMA Series 2018-36 Class KC	3.00	2-20-2046	2,625,712	2,677,276
GNMA Series 2019-111 Class FK (1 Month LIBOR +0.40%) ±	2.12	9-20-2036	5,842,444	5,838,897
GNMA Series 2019-132 Class NA	3.50	9-20-2049	1,267,921	1,309,977
Total Agency Securities (Cost $286,377,579)				287,959,715

Asset-Backed Securities : 12.31%
Bank of The West Auto Trust Series 2019-1 Class A4 144A##	2.51	10-15-2024	1,316,000	1,328,446
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A##	2.62	8-15-2028	6,085,000	6,165,356
Ford Credit Auto Owner Trust Series 2017-2 Class A 144A##	2.36	3-15-2029	2,368,000	2,387,154
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A##	2.67	9-25-2021	2,652,000	2,660,418
Hertz Vehicle Financing LLC Series 2016-4A Class A 144A##	2.65	7-25-2022	2,651,000	2,663,848
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A##	3.71	3-25-2023	5,889,000	6,061,459
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	2.47	9-16-2024	934,876	934,994
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.10	1-25-2037	3,708,996	3,631,429
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±##	2.51	12-27-2039	2,302,116	2,298,262
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	2.51	9-25-2065	5,378,407	5,385,234
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	2.78	11-25-2042	1,163,980	1,172,784
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) 144A±	2.54	10-25-2029	3,874,000	3,853,533
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	2.54	10-25-2029	6,174,000	6,142,213
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	2.08	10-27-2031	2,700,595	2,658,698
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.36	12-27-2038	5,418,606	5,347,457
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	2,157,722	2,164,358
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	2,273,426	2,286,621
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.22	2-17-2032	1,884,724	1,904,539
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	2.81	10-27-2036	892,069	896,817
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	2.66	1-25-2039	1,935,453	1,941,565
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	2.56	7-25-2039	753,015	754,167
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	2.41	3-26-2040	1,016,385	1,017,483
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	2.31	7-25-2040	1,034,418	1,032,796
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	1,183,000	1,199,146

2

[868255.TX]140

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
World Financial Network Credit Card Master Trust Series 2019-C Class A		2.21%	7-15-2026	$3,042,000	$3,050,947
Total Asset-Backed Securities (Cost $68,739,568)					68,939,724

Non-Agency Mortgage-Backed Securities : 6.44%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±		3.63	3-25-2049	1,716,647	1,734,834
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A		3.61	10-26-2048	1,793,232	1,814,179
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A		2.88	7-25-2049	2,002,610	2,009,096
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A%%		2.72	11-25-2059	2,112,000	2,110,988
Colt Funding LLC Series 2018-4 Class A1 144A±±		4.01	12-28-2048	1,099,496	1,106,404
Colt Funding LLC Series 2019-1 Class A1 144A±±		3.71	3-25-2049	735,016	740,004
Commercial Mortgage Trust Series 2013—LC6 Class A3		2.67	1-10-2046	1,000,885	1,014,553
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A		3.53	7-10-2044	168,725	169,668
GCAT Series 2019-NQM1 Class A1 144A		2.99	2-25-2059	1,933,800	1,941,579
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A		3.68	8-10-2043	83,464	83,454
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A		3.85	12-10-2043	241,577	242,849
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB		2.94	5-10-2045	897,273	899,265
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A		4.61	6-15-2043	385,169	385,627
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A		4.21	6-15-2044	57,582	57,726
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±		3.60	4-25-2049	1,707,448	1,728,004
Verus Securitization Trust Series 2018-2 Class A1 144A±±		3.68	6-1-2058	2,176,380	2,188,600
Verus Securitization Trust Series 2019 -3 Class A1 144A±±		2.69	11-25-2059	2,112,000	2,109,927
Verus Securitization Trust Series 2019-1 Class A1 144A±±		3.84	2-25-2059	2,257,540	2,282,558
Verus Securitization Trust Series 2019-2 Class A1 144A±±		2.91	7-25-2059	2,872,429	2,888,316
Verus Securitization Trust Series 2019-2 Class A1 144A±±		3.21	5-25-2059	2,507,983	2,526,186
Verus Securitization Trust Series 2019-3 Class A1 144A		2.78	7-25-2059	2,931,082	2,939,793
Verus Securitization Trust Series 2019-4 Class A1 144A		2.64	11-25-2059	1,996,000	1,996,428
Visio Trust Series 2019-1 Class A1 144A±±		3.57	6-25-2054	3,052,060	3,084,826
Total Non-Agency Mortgage-Backed Securities (Cost $35,941,442)					36,054,864

U.S. Treasury Securities : 29.33%
U.S. Treasury Note		1.13	9-30-2021	12,512,000	12,390,790
U.S. Treasury Note %%		1.50	11-30-2021	28,321,000	28,256,835
U.S. Treasury Note		1.63	11-15-2022	77,894,000	77,918,342
U.S. Treasury Note		1.75	7-15-2022	4,726,000	4,741,692
U.S. Treasury Note		2.00	10-31-2021	13,661,000	13,749,583
U.S. Treasury Note		2.13	5-15-2022	168,000	169,995
U.S. Treasury Note		2.25	4-15-2022	11,892,000	12,063,877
U.S. Treasury Note		2.75	9-15-2021	11,102,000	11,313,198
U.S. Treasury Note		2.88	11-15-2021	3,551,000	3,633,810
Total U.S. Treasury Securities (Cost $164,223,511)					164,238,122

		Yield		Shares
Short-Term Investments : 1.31%
Investment Companies : 1.31%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56		7,345,736	7,345,736

Total Short-Term Investments (Cost $7,345,736)					7,345,736

Total investments in securities (Cost $562,627,836)	100.82%				564,538,161
Other assets and liabilities, net	(0.82)				(4,603,822)

Total net assets	100.00%				$559,934,339

±	Variable rate investment. The rate shown is the rate in effect at period end.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

3

[868255.TX]141

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

4

[868255.TX]142

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	715	3-31-2020	$154,228,071	$154,143,946	$0	$(84,125)
Short
5-Year U.S. Treasury Notes	(444)	3-31-2020	(52,908,000)	(52,822,125)	85,875	0
10-Year Ultra Futures	(16)	3-20-2020	(2,285,468)	(2,275,500)	9,968	0

					$95,843	$(84,125)

[868255.TX]143

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,563,717	83,060,045	83,278,026	7,345,736	$7,345,736	1.31%

[868255.TX]144

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

[868255.TX]145

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$287,959,715	$0	$287,959,715
Asset-backed securities	0	68,939,724	0	68,939,724
Non-agency mortgage-backed securities	0	36,054,864	0	36,054,864
U.S. Treasury securities	164,238,122	0	0	164,238,122
Short-term investments
Investment companies	7,345,736	0	0	7,345,736

	171,583,858	392,954,303	0	564,538,161
Futures contracts	95,843	0	0	95,843

Total assets	$171,679,701	$392,954,303	$0	$564,634,004

Liabilities
Futures contracts	$84,125	$0	$0	$84,125

Total liabilities	$84,125	$0	$0	$84,125

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2019, the Fund had segregated $596,450 as cash collateral for these open futures contracts.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]146

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 3.87%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$179,372	$178,556
FHLMC	3.50	10-15-2025	372,492	385,230
FHLMC	3.50	6-15-2038	90,374	90,553
FHLMC (3 Year Treasury Constant Maturity +2.21%) ±	3.75	5-1-2026	21,402	21,639
FHLMC	4.00	5-1-2025	658,672	687,299
FHLMC (12 Month LIBOR +1.91%) ±	4.16	9-1-2031	2,335	2,345
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.70	4-1-2038	189,057	199,325
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	4-1-2032	33,764	35,573
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	628	645
FHLMC	6.00	10-1-2021	58,289	59,607
FHLMC	9.50	12-1-2022	1,093	1,102
FHLMC Series 2597 Class AE	5.50	4-15-2033	42,933	45,937
FHLMC Series 2642 Class AR	4.50	7-15-2023	152,499	156,381
FHLMC Series 3266 Class D	5.00	1-15-2022	1	1
FHLMC Series 3609 Class LA	4.00	12-15-2024	2,754	2,762
FHLMC Series 3855 Class HL	3.50	2-15-2026	16,282	16,295
FHLMC Series 3920 Class AB	3.00	9-15-2025	152,191	153,228
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	1.94	9-25-2022	27,828	27,786
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.07	5-25-2044	884,837	885,648
FHLMC Series T-42 Class A6	9.50	2-25-2042	291,072	353,605
FHLMC Series T-57 Class 2A1 ±±	4.12	7-25-2043	68,259	73,718
FHLMC Series T-59 Class 2A1 ±±	3.99	10-25-2043	806,297	873,849
FHMLC Series 4358 Class DA	3.00	6-15-2040	1,747,648	1,785,962
FNMA	2.02	6-1-2021	1,979,277	1,977,159
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	3.62	8-1-2034	207,378	210,874
FNMA	4.00	6-25-2026	379,923	404,203
FNMA	4.00	8-25-2037	281,095	289,097
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	38,859	40,788
FNMA (12 Month LIBOR +1.82%) ±	4.52	9-1-2040	577,917	610,945
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.60	8-1-2036	933,569	986,391
FNMA (12 Month Treasury Average +2.29%) ±	4.70	10-1-2036	691,862	726,590
FNMA (12 Month Treasury Average +2.42%) ±	4.80	7-1-2036	758,202	800,432
FNMA	5.50	3-1-2023	266,009	275,336
FNMA	6.00	4-1-2021	16,150	16,370
FNMA	6.00	3-1-2033	306,246	342,080
FNMA	6.50	8-1-2031	160,392	185,366
FNMA	8.00	9-1-2023	640	644
FNMA	8.33	7-15-2020	36	36
FNMA	9.00	2-15-2020	4	4
FNMA	9.00	11-1-2024	29,486	31,655
FNMA	11.00	10-15-2020	147	148
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	478,781	559,847
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	27,856	33,205
FNMA Series 2003-41 Class PE	5.50	5-25-2023	163,470	169,589
FNMA Series 2003-W11 Class A1 ±±	5.33	6-25-2033	5,473	5,718
FNMA Series 2003-W6 Class 6A ±±	4.34	8-25-2042	532,109	548,222
FNMA Series 2003-W6 Class PT4 ±±	8.42	10-25-2042	53,694	64,727
FNMA Series 2005-84 Class MB	5.75	10-25-2035	296,340	325,346
FNMA Series 2006-W1 Class 2AF2 (1 Month LIBOR +0.19%) ±	1.90	2-25-2046	1,079,020	1,061,709
FNMA Series 2008-53 Class CA	5.00	7-25-2023	138	139
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,324,677	1,380,372
GNMA	4.50	4-20-2035	76,496	79,985
GNMA	8.00	12-15-2023	9,307	9,945
GNMA	9.00	11-15-2024	1,413	1,426
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.20	5-20-2067	42,245	42,210
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.20	8-20-2067	121,698	121,669
Total Agency Securities (Cost $16,830,620)				17,339,273

Asset-Backed Securities : 15.19%
Ally Auto Receivables Trust Series 2016 -3 Class B	1.97	7-15-2021	1,495,000	1,494,925
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,369,141	2,370,726
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	1,254,309	1,253,060
CPS Auto Trust Series 2018-C Class A 144A	2.87	9-15-2021	588,901	589,437
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	2,567,645	2,571,983

1

[868255.TX]147

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
DT Auto Owner Trust Series 2017-2A Class D 144A	3.89%	1-15-2023	$535,000	$538,916
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.51	6-25-2026	511,722	512,760
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.71	12-25-2056	961,715	962,968
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	504,289	504,340
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,991,160	1,990,233
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	1,865,569	1,871,026
Flagship Credit Auto Trust Series 2018-2 Class A 144A	2.97	10-17-2022	896,238	899,433
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	3,610,000	3,607,453
GM Financial Automobile Leasing Trust Series 2017-3 Class A4	2.12	9-20-2021	3,510,000	3,510,304
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	2,131,521	2,130,224
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	2,280,000	2,346,770
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,542,516
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	3.32	2-25-2034	868,819	866,731
Honda Auto Receivables Owner Trust Series 2016-4 Class A4	1.36	1-18-2023	3,435,000	3,425,279
Honda Auto Receivables Owner Trust Series 2018-4 Class A3	3.16	1-17-2023	3,565,000	3,630,919
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,221,875	1,224,844
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	1,875,000	1,883,623
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	394,125	394,166
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	2,470,000	2,492,768
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.22	9-15-2026	892,264	890,591
SLM Student Loan Trust Series 2007- 4 Class B1 (3 Month LIBOR +0.14%) ±	2.08	7-25-2025	648,448	646,725
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	2.23	3-25-2026	138,610	138,686
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.31	11-25-2027	205,849	206,172
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.36	12-27-2038	1,793,922	1,770,367
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.26	5-26-2055	914,345	899,397
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.93	10-25-2027	1,317,696	1,319,427
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	728,190	738,566
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.31	1-25-2046	1,961,417	1,933,946
Toyota Auto Receivables Owner Trust Series 2018-D Class A3	3.18	3-15-2023	1,365,000	1,389,165
Toyota Auto Receivables Owner Trust Series 2019- B Class A2A	2.59	2-15-2022	3,335,000	3,347,418
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	1,035,880	1,035,695
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	546,525	546,477
Volvo Financial Equipment LLC Series 2018-AA Class A (1 Month LIBOR +0.52%) 144A±	2.29	7-17-2023	2,240,000	2,248,173
Westlake Automobile Receivables Trust Series 2018-2A Class B 144A	3.20	1-16-2024	1,300,000	1,305,472
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	907,467	912,474
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,742,023
World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3	3.19	12-15-2021	4,395,000	4,449,824
Total Asset-Backed Securities (Cost $67,997,909)				68,136,002

Corporate Bonds and Notes : 38.16%
Communication Services : 4.66%
Diversified Telecommunication Services : 1.33%
AT&T Incorporated	2.80	2-17-2021	1,910,000	1,926,560
Broadcom Corporation	3.00	1-15-2022	1,415,000	1,430,792
CyrusOne LP %%	2.90	11-15-2024	2,630,000	2,634,340
				5,991,692

2

[868255.TX]148

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media : 3.13%
Charter Communications Operating LLC	3.58%	7-23-2020	$3,000,000	$3,021,600
Comcast Corporation	3.45	10-1-2021	3,000,000	3,083,069
Discovery Communications LLC	3.50	6-15-2022	2,025,000	2,083,668
Fox Corporation 144A	4.03	1-25-2024	1,070,000	1,137,808
Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,114,505
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,704,650
TEGNA Incorporated	5.13	7-15-2020	899,000	901,248
				14,046,548

Wireless Telecommunication Services : 0.20%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	880,000	887,700

Consumer Discretionary : 1.27%
Household Durables : 0.54%
D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,137,793
Lennar Corporation	4.75	11-15-2022	251,000	264,356
				2,402,149

Internet & Direct Marketing Retail : 0.17%
Amazon.com Incorporated	1.90	8-21-2020	765,000	765,739

Multiline Retail : 0.27%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	1,205,000	1,214,899

Specialty Retail : 0.29%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,316,250

Consumer Staples : 2.89%
Food Products : 1.73%
Campbell Soup Company	3.30	3-15-2021	2,380,000	2,414,069
Conagra Brands Incorporated	3.80	10-22-2021	1,440,000	1,482,320
General Mills Incorporated	3.20	4-16-2021	1,800,000	1,829,589
Hershey Company	3.38	5-15-2023	1,935,000	2,025,912
				7,751,890

Tobacco : 1.16%
Altria Group Incorporated	2.85	8-9-2022	2,805,000	2,844,580
BAT Capital Corporation	2.79	9-6-2024	2,350,000	2,350,795
				5,195,375

Energy : 2.35%
Oil, Gas & Consumable Fuels : 2.35%
Baker Hughes LLC	2.77	12-15-2022	1,360,000	1,382,610
Buckeye Partners LP	4.88	2-1-2021	1,155,000	1,171,209
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,157,555
EQT Corporation «	3.00	10-1-2022	1,155,000	1,112,578
Occidental Petroleum Corporation	2.90	8-15-2024	2,365,000	2,378,084
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,300,000	2,332,210
				10,534,246

Financials : 15.05%
Banks : 5.12%
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	2,210,000	2,217,103
Bank of America NA (3 Month LIBOR +0.65%) ±	3.34	1-25-2023	4,000,000	4,103,088
BBVA Bancomer SA 144A	7.25	4-22-2020	634,000	641,925
Citibank NA	3.40	7-23-2021	2,000,000	2,041,235
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	2,000,000	2,020,632

3

[868255.TX]149

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Citizens Bank	2.20%	5-26-2020	$2,000,000	$2,001,457
Credit Suisse New York	2.10	11-12-2021	1,115,000	1,117,174
HSBC Bank USA NA	4.88	8-24-2020	3,000,000	3,060,192
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	1,080,000	1,103,890
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	1,000,000	1,021,178
Synchrony Bank	3.65	5-24-2021	1,075,000	1,094,303
US Bank NA	2.05	10-23-2020	2,540,000	2,543,191
				22,965,368

Capital Markets : 1.56%
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,932,455
Morgan Stanley	2.75	5-19-2022	4,023,000	4,078,291
				7,010,746

Consumer Finance : 4.41%
American Express Company	3.40	2-27-2023	1,120,000	1,162,963
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	3,005,482
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	520,259
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,876,113
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	2.88	10-12-2021	1,160,000	1,145,434
Ford Motor Credit Company LLC	3.20	1-15-2021	1,335,000	1,339,811
General Motors Financial Company	3.45	4-10-2022	3,000,000	3,057,609
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,118,970
Synchrony Financial	2.70	2-3-2020	1,645,000	1,645,779
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	1,600,000	1,614,440
Western Union Company	2.85	1-10-2025	1,285,000	1,282,023
				19,768,883

Diversified Financial Services : 1.08%
IBM Credit LLC	3.45	11-30-2020	2,590,000	2,631,528
WEA Finance LLC 144A	3.25	10-5-2020	2,205,000	2,223,438
				4,854,966

Insurance : 2.88%
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,827,626
Jackson National Life Global Company 144A	3.30	6-11-2021	2,340,000	2,385,559
Jackson National Life Global Company 144A	2.50	6-27-2022	5,000,000	5,057,401
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,184,085
Protective Life Global Funding 144A	2.26	4-8-2020	1,450,000	1,451,481
				12,906,152

Health Care : 4.02%
Biotechnology : 1.12%
AbbVie Incorporated 144A	2.30	11-21-2022	2,905,000	2,909,790
AbbVie Incorporated	3.38	11-14-2021	2,065,000	2,118,958
				5,028,748

Health Care Providers & Services : 2.14%
Anthem Incorporated	2.50	11-21-2020	1,235,000	1,241,326
Cigna Corporation 144A	4.00	2-15-2022	2,095,000	2,159,718
CVS Health Corporation	2.63	8-15-2024	1,520,000	1,532,149
CVS Health Corporation	2.80	7-20-2020	2,360,000	2,370,886
Dignity Health	3.13	11-1-2022	2,255,000	2,300,659
				9,604,738

Pharmaceuticals : 0.76%
EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,927,083

4

[868255.TX]150

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance LLC	2.25%	3-18-2020	$1,500,000	$1,492,500
				3,419,583

Industrials : 2.76%
Aerospace & Defense : 1.38%
Boeing Capital Corporation	1.88	6-15-2023	3,000,000	2,978,017
Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	2.92	6-15-2021	2,500,000	2,495,001
The Boeing Company	2.70	5-1-2022	710,000	722,015
				6,195,033

Airlines : 0.46%
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	1,012,543
Delta Air Lines Incorporated	4.75	11-7-2021	1,021,371	1,031,504
				2,044,047

Industrial Conglomerates : 0.81%
General Electric Company	2.50	3-28-2020	3,000,000	2,999,520
General Electric Company	4.63	1-7-2021	605,000	620,817
				3,620,337

Professional Services : 0.11%
Equifax Incorporated	3.60	8-15-2021	500,000	511,917

Information Technology : 1.34%
Semiconductors & Semiconductor Equipment : 0.67%
Broadcom Corporation	2.65	1-15-2023	3,000,000	3,003,062

Technology Hardware, Storage & Peripherals : 0.67%
Apple Incorporated	2.15	2-9-2022	3,000,000	3,021,121

Materials : 0.74%
Chemicals : 0.48%
DowDuPont Incorporated	4.21	11-15-2023	2,010,000	2,146,403

Metals & Mining : 0.26%
Freeport-McMoRan Incorporated	3.55	3-1-2022	1,155,000	1,160,775

Real Estate : 0.91%
Equity REITs : 0.45%
DDR Corporation	4.63	7-15-2022	739,000	770,822
Omega Healthcare Investors Incorporated	4.95	4-1-2024	1,160,000	1,252,636
				2,023,458

Real Estate Management & Development : 0.46%
Washington Prime Group Incorporated	3.85	4-1-2020	2,065,000	2,059,838

Utilities : 2.17%
Electric Utilities : 1.30%
DPL Incorporated	7.25	10-15-2021	1,750,000	1,820,000
Exelon Corporation	3.50	6-1-2022	1,895,000	1,942,680
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,079,188
				5,841,868

Independent Power & Renewable Electricity Producers : 0.30%
The AES Corporation	4.50	3-15-2023	1,300,000	1,332,500

5

[868255.TX]151

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Multi-Utilities : 0.57%
Dominion Energy Incorporated	2.72%	8-15-2021	$1,170,000	$1,177,324
DTE Energy Company	2.53	10-1-2024	1,360,000	1,360,165
				2,537,489

Total Corporate Bonds and Notes (Cost $168,684,630)				171,163,520

			Shares
Exchange-Traded Funds : 0.73%
Invesco Bulletshares 2020 High Yield Corporate Bond			136,462	3,258,713
Total Exchange-Traded Funds (Cost $3,276,316)				3,258,713

			Principal
Municipal Obligations : 0.99%
Georgia : 0.24%
Health Revenue : 0.24%
Georgia Medical Center Hospital Authority Taxable Refunding Bond Columbus Regional Healthcare System Incorporated Project	4.88	8-1-2022	$1,000,000	1,058,250

Illinois : 0.14%
Tax Revenue : 0.14%
Chicago IL Retiree Health Series B	6.30	12-1-2021	600,000	622,740

Indiana : 0.31%
Education Revenue : 0.31%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	2.51	2-25-2044	1,410,612	1,408,920

Pennsylvania : 0.21%
Miscellaneous Revenue : 0.21%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	940,687

Rhode Island : 0.09%
Industrial Development Revenue : 0.09%
Rhode Island EDA (AGM Insured)	7.75	11-1-2020	400,000	415,052

Total Municipal Obligations (Cost $4,383,012)				4,445,649

Non-Agency Mortgage-Backed Securities : 26.69%
Barclays Commercial Mortgage Trust Series 2015-STP Class A 144A	3.32	9-10-2028	1,426,788	1,436,132
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	2.71	8-15-2035	1,072,924	1,072,927
Benefit Street Partners CLO Limited Series 2014-IVA Class A1RR (3 Month LIBOR +1.25%) 144A±	3.22	1-20-2029	2,300,000	2,300,143
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	2.95	11-20-2028	1,400,000	1,398,296
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	839,941	849,752
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A%%	2.72	11-25-2059	1,795,000	1,794,140
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	463,961	477,405
CCG Receivables Trust LLC Series 2018-1 Class A2 144A	2.50	6-16-2025	778,282	779,820
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	862,176	861,077
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,365,274
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.56	7-15-2032	2,603,599	2,601,976

6

[868255.TX]152

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.77%	1-20-2028	$2,440,000	$2,432,892
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	128,262
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.62	7-15-2032	2,100,000	2,098,688
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.87	7-15-2030	1,056,867	1,048,697
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	2,722,458	2,734,253
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	884,560	889,822
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	1,751,706	1,763,595
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	1,480,304	1,493,611
Commercial Mortgage Trust Series 2012-CR4 Class A	3.25	10-15-2045	2,000,000	2,004,780
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	231,348	231,405
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	628,724	627,192
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±(c)	0.00	7-15-2027	576,532	10,673
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.94	6-19-2031	96,921	97,190
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	3.02	1-15-2034	1,400,000	1,402,185
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	3.14	10-20-2028	2,350,000	2,339,352
CSAIL Commercial Mortgage Trust Series 2019- C15 Class A1	2.99	3-15-2052	380,118	387,393
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	1,398,034	1,400,417
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,369	720,919
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	933,196	933,075
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.89	9-25-2033	240,586	238,608
Ford Credit Floorplan Master Owner Trust LLC Series 2017-1 Class A1	2.07	5-15-2022	2,995,000	2,995,208
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	2,574,824	2,585,182
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	2,134,268	2,140,537
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2	1.00	2-25-2027	34,322	34,216
Great Wolf Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.62	9-15-2034	2,150,000	2,149,958
GS Mortgage Securities Trust Series 2011-GC5 Class A3	3.82	8-10-2044	1,323,164	1,334,905
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	3,210,000	3,228,888
GS Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,475,594
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	530,140	540,107
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	3,031,556	3,068,033
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	989,400	985,855
GS Mortgage Securities Trust Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	754,595	762,200
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	152,926	154,725
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	1,715,224	1,732,894
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	2.77	11-15-2036	2,030,500	2,026,692
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A3	2.83	10-15-2045	2,413,565	2,452,955
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,634,846
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	2.68	6-15-2035	1,051,458	1,051,823
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	3.34	4-15-2029	2,250,000	2,249,980
Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	160,000	164,526
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,885,165
Lendmark Funding Trust Series 2019-2A Class A 144A	2.78	4-20-2028	3,000,000	2,999,558
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	2.90	5-15-2028	2,000,000	2,001,016
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	394,618	395,467

7

[868255.TX]153

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.98%	10-25-2032	$1,420	$1,448
Mello Warehouse Securitization Series 2018-W1 Class A (1 Month LIBOR +0.85%) 144A±	2.56	11-25-2051	1,333,333	1,334,097
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.51	6-25-2052	2,240,000	2,241,437
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	956,490	950,416
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.80	1-15-2028	1,340,000	1,337,189
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	1,286,259	1,302,612
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	2.84	10-20-2027	1,500,000	1,498,079
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	2,320,000	2,322,670
Palmer Square Loan Funding Limited Series 2017-1A Class A1 (3 Month LIBOR +0.74%) 144A±	2.74	10-15-2025	1,023,856	1,023,936
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	2.81	11-15-2026	1,291,790	1,292,505
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	1,512,401	1,551,372
Regatta II Funding LP Series 2013-2A Class A1R2 (3 Month LIBOR +1.25%) 144A±	3.25	1-15-2029	2,925,000	2,925,506
Salem Fields CLO Limited Series 2016-2A Class A (3 Month LIBOR +1.15%) 144A±	3.09	10-25-2028	1,800,000	1,788,835
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±%%	1.00	1-15-2030	1,160,000	1,159,999
SOFI Professional Loan Program LLC Series 2016- A Class A1 (1 Month LIBOR +1.75%) 144A±	3.46	8-25-2036	1,584,702	1,606,395
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	1,748,471	1,751,591
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.57	8-20-2030	1,546,903	1,545,431
THL Credit Wind River CLO Limited Series 2012-1A Class AR2 (3 Month LIBOR +0.88%) 144A±	2.88	1-15-2026	1,467,854	1,468,236
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	2.61	4-25-2048	1,424,021	1,425,968
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	1,245,000	1,279,862
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	2,059,048	2,067,373
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	1,164,807	1,175,493
Towd Point Mortgage Trust Series 2019- MH1 Class A1 144A±±	3.00	11-25-2058	954,508	960,817
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±%%	3.00	9-25-2059	2,315,000	2,321,884
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	2.62	2-15-2032	1,680,000	1,676,059
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	739,414	749,267
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,825,092	1,843,011
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.08	8-25-2032	80,415	83,683
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.08	8-25-2032	80,345	78,064
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	8,407	8,527

Total Non-Agency Mortgage-Backed Securities (Cost $119,659,485)				119,742,043

U.S. Treasury Securities : 0.83%
U.S. Treasury Note	1.50	10-31-2024	2,180,000	2,165,523
U.S. Treasury Note	2.50	1-15-2022	1,545,000	1,572,520

Total U.S. Treasury Securities (Cost $3,712,306)				3,738,043

Yankee Corporate Bonds and Notes : 12.15%

Communication Services : 0.53%

Interactive Media & Services : 0.53%
Tencent Holdings Limited 144A	3.28	4-11-2024	2,310,000	2,373,054

8

[868255.TX]154

Wells Fargo Short-Term Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary : 0.56%
Auto Components : 0.56%
Toyota Industries Corporation 144A	3.11%	3-12-2022	$2,460,000	$2,510,447

Financials : 8.65%
Banks : 7.88%
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,318,050
Banco Santander SA 144A	4.13	11-9-2022	2,095,000	2,175,658
Banque Federative du Credit Mutuel SA 144A	2.13	11-21-2022	3,135,000	3,128,982
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	3,044,301
Corporación Andina de Fomento	2.13	9-27-2021	3,000,000	2,986,140
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,130,985
Danske Bank AS 144A	5.00	1-12-2022	1,405,000	1,474,595
Global Bank Corporation 144A	4.50	10-20-2021	470,000	482,032
Lloyds Banking Group plc (3 Month LIBOR +1.25%) ±	2.86	3-17-2023	2,000,000	2,019,523
Macquarie Bank Limited 144A«	2.85	7-29-2020	3,000,000	3,016,132
Mizuho Financial Group 144A	2.63	4-12-2021	1,000,000	1,006,398
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,086,436
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,065,000	1,070,757
Sumitomo Mitsui Financial Group	2.70	7-16-2024	2,510,000	2,536,694
Sumitomo Mitsui Financial Group (3 Month LIBOR +0.80%) ±	2.80	10-16-2023	2,000,000	2,008,585
Svenska Handelsbanken AB	1.88	9-7-2021	2,500,000	2,496,166
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,378,586
				35,360,020

Diversified Financial Services : 0.29%
UBS AG 144A	2.20	6-8-2020	1,275,000	1,275,951

Insurance : 0.48%
Sompo International Holdings Limited	4.70	10-15-2022	2,058,000	2,169,715

Health Care : 0.29%

Pharmaceuticals : 0.29%
Perrigo Company plc	4.00	11-15-2023	323,000	330,477
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	980,000	984,256
				1,314,733

Industrials : 0.55%

Semiconductors & Semiconductor Equipment : 0.14%
NXP BV 144A	4.13	6-1-2021	585,000	599,509

Transportation Infrastructure : 0.41%
Asciano Finance Limited 144A	4.63	9-23-2020	1,821,000	1,849,827

Materials : 0.98%

Chemicals : 0.67%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	885,000	939,959
Syngenta Finance NV 144A	4.44	4-24-2023	2,000,000	2,084,501
				3,024,460

Metals & Mining : 0.31%
ArcelorMittal SA	5.50	3-1-2021	1,340,000	1,390,654

Utilities : 0.59%

Electric Utilities : 0.59%
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,644,031

Total Yankee Corporate Bonds and Notes (Cost $53,270,631)				54,512,401

9

[868255.TX]155

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

		Yield	Shares	Value
Short-Term Investments : 2.79%
Investment Companies : 2.79%
Securities Lending Cash Investments LLC (l)(r)(u)		1.77%	1,280,837	$1,280,965
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56	11,233,693	11,233,693

Total Short-Term Investments (Cost $12,514,658)				12,514,658

Total investments in securities (Cost $450,329,567)	101.40%			454,850,302

Other assets and liabilities, net	(1.40)			(6,297,495)

Total net assets	100.00%			$448,552,807

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

##	All or a portion of this security is segregated for when-issued securities.
%%	The security is purchased on a when-issued basis.
«	All or a portion of this security is on loan.
¤	The security is issued in zero coupon form with no periodic interest payments.
(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

10

[868255.TX]156

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	839	3-31-2020	$181,004,502	$180,876,602	$0	$(127,900)
Short
5-Year U.S. Treasury Notes	(296)	3-31-2020	(35,216,546)	(35,214,750)	1,796	0

					$ 1,796	$(127,900)

[868255.TX]157

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	1,285,334	5,000,640	5,005,137	1,280,837	$1,280,965
Wells Fargo Government Money Market Fund Select Class	9,958,213	82,447,303	81,171,823	11,233,693	11,233,693

					$12,514,658	2.79%

[868255.TX]158

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

[868255.TX]159

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$17,339,273	$0	$17,339,273
Asset-backed securities	0	68,136,002	0	68,136,002
Corporate bonds and notes	0	171,163,520	0	171,163,520
Exchange- traded funds	3,258,713	0	0	3,258,713
Municipal obligations	0	4,445,649	0	4,445,649
Non-agency mortgage-backed securities	0	119,742,043	0	119,742,043
U.S. Treasury securities	3,738,043	0	0	3,738,043
Yankee corporate bonds and notes	0	54,512,401	0	54,512,401
Short-term investments
Investment companies	12,514,658	0	0	12,514,658

	19,511,414	435,338,888	0	454,850,302
Futures contracts	1,796	0	0	1,796

Total assets	$19,513,210	$435,338,888	$0	$454,852,098

Liabilities
Futures contracts	$127,900	$0	$0	$127,900

Total liabilities	$127,900	$0	$0	$127,900

Additional sector, industry or geographic detail is included in the Portfolio of Investments

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]160

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 62.05%
Communication Services : 6.62%
Diversified Telecommunication Services : 1.13%
CenturyLink Incorporated	5.63%	4-1-2020	$6,955,000	$7,025,176
Level 3 Financing Incorporated	5.38	1-15-2024	3,390,000	3,445,088
				10,470,264

Entertainment : 1.50%
Netflix Incorporated	5.38	2-1-2021	13,445,000	13,911,479

Media : 2.95%
CSC Holdings LLC	6.75	11-15-2021	900,000	968,625
Lamar Media Corporation	5.00	5-1-2023	5,115,000	5,204,513
Nielsen Finance LLC 144A	5.00	4-15-2022	600,000	603,750
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	17,870,000	18,227,400
TEGNA Incorporated	5.13	7-15-2020	2,328,000	2,333,820
				27,338,108

Wireless Telecommunication Services : 1.05%
T-Mobile USA Incorporated	4.00	4-15-2022	9,442,000	9,725,260

Consumer Discretionary : 10.30%
Auto Components : 0.85%
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,125,000	2,175,469
Cooper Tire & Rubber Company	8.00	12-15-2019	5,663,000	5,666,398
				7,841,867

Distributors : 0.53%
LKQ Corporation	4.75	5-15-2023	4,875,000	4,954,219

Hotels, Restaurants & Leisure : 2.10%
MGM Resorts International	6.63	12-15-2021	2,485,000	2,704,923
MGM Resorts International	7.75	3-15-2022	3,455,000	3,873,919
NCL Corporation Limited 144A	4.75	12-15-2021	12,741,000	12,900,263
				19,479,105

Household Durables : 2.27%
Lennar Corporation	6.63	5-1-2020	2,485,000	2,528,488
Newell Brands Incorporated	3.85	4-1-2023	6,973,000	7,192,175
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,353,969
				21,074,632

Specialty Retail : 4.55%
Gap Incorporated	5.95	4-12-2021	8,965,000	9,307,306
Group 1 Automotive Incorporated	5.00	6-1-2022	10,865,000	11,000,813
L Brands Incorporated	6.63	4-1-2021	7,805,000	8,195,250
Penske Auto Group Incorporated	3.75	8-15-2020	2,655,000	2,664,956
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,038,766
				42,207,091

1

[868255.TX]161

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.19%
Personal Products : 1.19%
Edgewell Personal Care Company	4.70%	5-19-2021	$10,774,000	$11,027,189

Energy : 9.85%
Oil, Gas & Consumable Fuels : 9.85%
Antero Resources Corporation	5.38	11-1-2021	4,955,000	4,577,181
Archrock Partners LP	6.00	10-1-2022	6,445,000	6,461,113
Buckeye Partners LP	4.88	2-1-2021	4,670,000	4,735,538
Crestwood Midstream Partners LP	6.25	4-1-2023	5,620,000	5,634,050
DCP Midstream Operating LP 144A	4.75	9-30-2021	4,660,000	4,747,375
DCP Midstream Operating LP 144A	5.35	3-15-2020	7,943,000	7,972,786
NuStar Logistics LP	4.80	9-1-2020	5,365,000	5,403,561
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,390,000	3,437,475
Rose Rock Midstream LP	5.63	11-15-2023	8,055,000	8,256,375
Sabine Pass Liquefaction LLC	5.63	2-1-2021	10,000,000	10,287,300
Southern Star Central Corporation 144A	5.13	7-15-2022	11,095,000	11,205,950
Tallgrass Energy Partners LP 144A	4.75	10-1-2023	9,565,000	9,230,225
Targa Resources Partners LP	4.25	11-15-2023	9,345,000	9,426,769
				91,375,698

Financials : 5.68%
Banks : 1.03%
CIT Group Incorporated	5.00	8-15-2022	9,000,000	9,578,700

Consumer Finance : 3.94%
Ford Motor Credit Company LLC	3.34	3-18-2021	5,105,000	5,132,010
Ford Motor Credit Company LLC	5.60	1-7-2022	4,840,000	5,087,327
Ford Motor Credit Company LLC	8.13	1-15-2020	4,620,000	4,652,672
Navient Corporation	5.00	10-26-2020	4,950,000	5,049,000
Navient Corporation	8.00	3-25-2020	1,663,000	1,686,398
Springleaf Finance Corporation	7.75	10-1-2021	13,645,000	14,907,163
				36,514,570

Real Estate Management & Development : 0.71%
Realogy Group LLC 144A	5.25	12-1-2021	6,530,000	6,578,975

Health Care : 6.23%
Health Care Providers & Services : 6.23%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,268,160
Acadia Healthcare Company Incorporated «	6.13	3-15-2021	1,618,000	1,620,023
Centene Corporation	4.75	5-15-2022	10,555,000	10,766,100
Centene Corporation 144A%%	4.75	1-15-2025	3,375,000	3,506,220
HCA Incorporated	5.88	5-1-2023	4,365,000	4,812,413
HealthSouth Corporation	5.13	3-15-2023	7,545,000	7,705,331
Magellan Health Incorporated	4.90	9-22-2024	4,710,000	4,757,100
MEDNAX Incorporated 144A	5.25	12-1-2023	7,315,000	7,479,588
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	7,191,000
Universal Health Services Incorporated 144A	4.75	8-1-2022	2,700,000	2,728,688
				57,834,623

Industrials : 6.45%
Aerospace & Defense : 2.38%
Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,058,690
Moog Incorporated 144A	5.25	12-1-2022	12,865,000	13,025,813

				22,084,503

2

[868255.TX]162

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airlines : 1.39%
American Airlines Group Company 144A	5.00%	6-1-2022	$10,255,000	$10,714,424
United Continental Holdings Incorporated	4.25	10-1-2022	2,100,000	2,165,625

				12,880,049

Commercial Services & Supplies : 1.03%
ADT Corporation	6.25	10-15-2021	9,025,000	9,566,500

Construction & Engineering : 0.46%
Great Lakes Dredge & Dock Corporation	8.00	5-15-2022	4,030,000	4,277,144

Trading Companies & Distributors : 1.19%
Fortress Transportation & Infrastructure Investors LLC 144A	6.75	3-15-2022	10,600,000	10,997,500

Information Technology : 2.59%

Software : 1.16%
Symantec Corporation	4.20	9-15-2020	10,675,000	10,779,407

Technology Hardware, Storage & Peripherals : 1.43%
Dell International LLC 144A	5.88	6-15-2021	1,436,000	1,457,540
EMC Corporation	2.65	6-1-2020	11,850,000	11,835,188

				13,292,728

Materials : 6.46%

Chemicals : 1.01%
Chemours Company	6.63	5-15-2023	9,445,000	9,303,325

Containers & Packaging : 2.43%
Ball Corporation	4.38	12-15-2020	10,425,000	10,633,500
Owens-Brockway Glass Container Incorporated 144A	5.00	1-15-2022	6,910,000	7,151,850
Reynolds Group Holdings	5.75	10-15-2020	4,768,010	4,773,732

				22,559,082

Metals & Mining : 3.02%
Freeport-McMoRan Incorporated	3.55	3-1-2022	8,404,000	8,446,020
Freeport-McMoRan Incorporated	4.00	11-14-2021	6,530,000	6,644,275
Steel Dynamics Incorporated	5.13	10-1-2021	12,883,000	12,934,532

				28,024,827

Real Estate : 3.59%

Equity REITs : 2.31%
CoreCivic Incorporated	4.13	4-1-2020	12,958,000	12,964,479
SBA Communications Corporation	4.00	10-1-2022	1,885,000	1,920,344
SBA Communications Corporation	4.88	7-15-2022	6,460,000	6,548,825

				21,433,648

3

[868255.TX]163

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development : 1.28%
Washington Prime Group Incorporated «	3.85%	4-1-2020	$11,934,000	$11,904,165

Utilities : 3.09%

Electric Utilities : 0.99%
DPL Incorporated	7.25	10-15-2021	6,240,000	6,489,600
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	2,575,000	2,645,349

				9,134,949

Independent Power & Renewable Electricity Producers : 2.10%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	14,368,000	14,613,477
The AES Corporation	4.50	3-15-2023	4,760,000	4,879,000

				19,492,477

Total Corporate Bonds and Notes (Cost $573,748,152)				575,642,084

Loans : 22.10%

Communication Services : 5.89%

Diversified Telecommunication Services : 0.38%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	3.95	3-1-2027	3,547,913	3,539,043

Media : 4.94%
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	3.45	4-30-2025	17,790,563	17,867,240
CSC Holdings LLC (2 Month LIBOR +2.50%) ±	4.33	4-15-2027	10,924,370	10,927,101
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	4.96	8-24-2026	10,000,000	9,965,600
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.02	1-15-2026	2,456,438	2,449,068
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.27	1-31-2028	4,615,000	4,615,646

				45,824,655

Wireless Telecommunication Services : 0.57%
SBA Senior Finance II LLC (1 Month LIBOR +1.75%) ±	3.46	4-11-2025	5,347,257	5,346,134

Consumer Discretionary : 1.33%

Auto Components : 0.46%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.54	3-29-2026	4,230,491	4,258,454

Household Products : 0.54%
Michaels Stores Incorporated (1 Month LIBOR +2.50%) ±	4.20	1-30-2023	5,331,829	5,044,283

Specialty Retail : 0.33%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡<	3.96	7-5-2024	3,053,200	3,022,668

Energy : 0.66%

Oil, Gas & Consumable Fuels : 0.66%
Buckeye Partners LP (1 Month LIBOR +2.75%) ±<	4.53	11-1-2026	6,120,000	6,165,900

Financials : 2.95%

Consumer Finance : 1.05%
TransUnion LLC (1 Month LIBOR +1.75%) ±	3.45	11-16-2026	9,695,302	9,698,986

Diversified Financial Services : 1.90%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	3.85	10-6-2023	8,220,833	8,245,825
LPL Holdings Incorporated (1 Month LIBOR +1.75%) ±	3.45	11-12-2026	9,389,651	9,409,181

				17,655,006

4

[868255.TX]164

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health Care : 1.65%

Health Care Providers & Services : 1.65%
HCA Incorporated (1 Month LIBOR +1.75%) ±	3.45%	3-18-2026	$9,956,226	$9,988,584
Select Medical Corporation (6 Month LIBOR +2.50%) ±	4.58	3-6-2025	5,326,507	5,299,875

				15,288,459

Industrials : 6.07%

Airlines : 1.63%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	3.45	4-1-2024	7,731,750	7,754,327
WestJet Airlines Limited (3 Month LIBOR +3.00%) ±<	0.00	8-7-2026	7,340,000	7,377,728

				15,132,055

Commercial Services & Supplies : 2.71%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.85	11-10-2023	11,908,592	11,927,527
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.45	3-28-2024	3,736,782	3,744,555
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	3.45	3-11-2025	5,931,734	5,941,639
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	4.00	9-19-2026	3,462,323	3,479,635

				25,093,356

Machinery : 1.23%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.60	1-31-2024	4,678,997	4,696,543
RBS Global Incorporated (1 Month LIBOR +1.75%) ±	3.47	8-21-2024	6,706,250	6,719,998

				11,416,541

Road & Rail : 0.50%
Genesee & Wyoming Incorporated <	0.00	11-6-2026	4,620,000	4,650,538

Information Technology : 1.44%

Electronic Equipment, Instruments & Components : 0.53%
Dell International LLC (1 Month LIBOR +2.00%) ±	3.71	9-19-2025	2,540,547	2,553,681
Sensata Technologies BV (2 Month LIBOR +1.75%) ±	3.59	9-20-2026	2,315,121	2,329,104

				4,882,785

Semiconductors & Semiconductor Equipment : 0.91%
ON Semiconductor Corporation (1 Month LIBOR +2.00%) ±<	3.70	9-19-2026	8,458,250	8,489,123

Materials : 1.71%

Chemicals : 1.71%
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	3.70	3-31-2024	15,935,240	15,840,107

Real Estate : 0.40%

Equity REITs : 0.40%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	3.70	3-21-2025	3,712,117	3,719,838

Total Loans (Cost $205,689,963)				205,067,931

5

[868255.TX]165

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	4.54%	4-25-2024	$21,538	$20,011

Total Non-Agency Mortgage-Backed Securities (Cost $21,330)				20,011

Yankee Corporate Bonds and Notes : 9.87%

Communication Services : 1.37%

Media : 1.37%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	12,710,000	12,725,888

Consumer Discretionary : 0.97%

Automobiles : 0.22%
Fiat Chrysler Automobiles NV	4.50	4-15-2020	2,000,000	2,012,500

Hotels, Restaurants & Leisure : 0.75%
International Game Technology plc 144A	6.25	2-15-2022	6,580,000	6,941,900

Financials : 0.56%

Diversified Financial Services : 0.56%
General Electric Capital International Funding Company	2.34	11-15-2020	5,225,000	5,219,724

Health Care : 3.13%

Pharmaceuticals : 3.13%
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	11,695,000	12,001,994
Teva Pharmaceutical Finance BV	2.20	7-21-2021	14,600,000	14,114,550
Teva Pharmaceutical Finance BV	3.65	11-10-2021	3,000,000	2,938,680

				29,055,224

Industrials : 0.67%

Airlines : 0.67%
Air Canada Company 144A	7.75	4-15-2021	5,870,000	6,251,550

Materials : 3.17%

Chemicals : 1.07%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	9,305,000	9,882,841

Metals & Mining : 2.10%
ArcelorMittal SA	5.50	3-1-2021	9,970,000	10,346,878
FMG Resources Proprietary Limited 144A	4.75	5-15-2022	8,909,000	9,131,725

				19,478,603

Total Yankee Corporate Bonds and Notes (Cost $90,987,485)				91,568,230

	Yield		Shares
Short-Term Investments : 7.67%

Investment Companies : 7.67%
Securities Lending Cash Investments LLC (l)(r)(u)	1.77		2,981,262	2,981,560
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.56		68,201,563	68,201,563

Total Short-Term Investments (Cost $71,183,123)				71,183,123

6

[868255.TX]166

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Total investments in securities (Cost $941,630,053)	101.69%	$943,481,379
Other assets and liabilities, net	(1.69)	(15,712,274)

Total net assets	100.00%	$927,769,105

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and unfunded loans.

Abbreviations:

LIBOR	London Interbank Offered Rate
SBA	Small Business Authority
REIT	Real estate investment trust

7

[868255.TX]167

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	5,730,371	5,013,715	7,762,824	2,981,262	$2,981,560
Wells Fargo Government Money Market Fund Select Class	47,797,221	171,441,982	151,037,640	68,201,563	68,201,563

					$ 71,183,123	7.67%

[868255.TX]168

Wells Fargo Short-Term High Yield Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of November 30, 2019, the Fund had unfunded loan commitments of $29,705,711.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

[868255.TX]169

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$575,642,084	$0	$575,642,084
Loans	0	197,348,720	7,719,211	205,067,931
Non-agency mortgage-backed securities	0	20,011	0	20,011
Yankee corporate bonds and notes	0	91,568,230	0	91,568,230
Short-term investments
Investment companies	71,183,123	0	0	71,183,123

Total assets	$71,183,123	$864,579,045	$7,719,211	$943,481,379

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

During the three months ended November 30, 2019, the Fund did not have any transfers into/out of Level 3.

[868255.TX]170

Wells Fargo Target Today Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 101.24%

Affiliated Master Portfolios : 101.24%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$23,717,386
Wells Fargo Emerging Markets Bond Portfolio		2,020,298
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,497,248
Wells Fargo Factor Enhanced International Portfolio		5,093,110
Wells Fargo Factor Enhanced Large Cap Portfolio		9,866,629
Wells Fargo Factor Enhanced Small Cap Portfolio		2,463,494
Wells Fargo High Yield Corporate Bond Portfolio		2,028,314
Wells Fargo Investment Grade Corporate Bond Portfolio		12,351,549
Wells Fargo Strategic Retirement Bond Portfolio		8,017,866
Wells Fargo U.S. REIT Portfolio		1,712,598

Total Investment Companies (Cost $60,563,728)		68,768,492

Total investments in securities (Cost $60,563,728)	101.24%	68,768,492
Other assets and liabilities, net	(1.24)	(843,685)

Total net assets	100.00%	$67,924,807

1

[868255.TX]171

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.85%	3.62%	$23,717,386
Wells Fargo Emerging Markets Bond Portfolio	4.56	4.70	2,020,298
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.58	0.63	1,497,248
Wells Fargo Factor Enhanced International Portfolio	0.73	0.76	5,093,110
Wells Fargo Factor Enhanced Large Cap Portfolio	0.84	0.88	9,866,629
Wells Fargo Factor Enhanced Small Cap Portfolio	0.88	0.92	2,463,494
Wells Fargo High Yield Corporate Bond Portfolio	2.31	3.64	2,028,314
Wells Fargo Investment Grade Corporate Bond Portfolio	4.64	4.78	12,351,549
Wells Fargo Strategic Retirement Bond Portfolio	10.90	11.45	8,017,866
Wells Fargo U.S. REIT Portfolio	3.85	6.55	1,712,598

			$68,768,492	101.24%

[868255.TX]172

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes (including money market securities). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $68,768,492, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]173

Wells Fargo Target 2010 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.14%
Affiliated Master Portfolios : 100.14%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$20,225,827
Wells Fargo Emerging Markets Bond Portfolio		1,725,325
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,407,705
Wells Fargo Factor Enhanced International Portfolio		4,775,494
Wells Fargo Factor Enhanced Large Cap Portfolio		9,232,177
Wells Fargo Factor Enhanced Small Cap Portfolio		2,301,685
Wells Fargo High Yield Corporate Bond Portfolio		1,726,817
Wells Fargo Investment Grade Corporate Bond Portfolio		10,533,521
Wells Fargo Strategic Retirement Bond Portfolio		6,831,543
Wells Fargo U.S. REIT Portfolio		1,612,449
Total Investment Companies (Cost $39,637,186)		60,372,543

Total investments in securities (Cost $39,637,186)	100.14%	60,372,543
Other assets and liabilities, net	(0.14)	(81,848)

Total net assets	100.00%	$60,290,695

1

[868255.TX]174

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.71%	3.09%	$20,225,827
Wells Fargo Emerging Markets Bond Portfolio	4.40	4.02	1,725,325
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.62	0.59	1,407,705
Wells Fargo Factor Enhanced International Portfolio	0.77	0.72	4,775,494
Wells Fargo Factor Enhanced Large Cap Portfolio	0.89	0.82	9,232,177
Wells Fargo Factor Enhanced Small Cap Portfolio	0.93	0.86	2,301,685
Wells Fargo High Yield Corporate Bond Portfolio	2.22	3.10	1,726,817
Wells Fargo Investment Grade Corporate Bond Portfolio	4.48	4.08	10,533,521
Wells Fargo Strategic Retirement Bond Portfolio	10.52	9.76	6,831,543
Wells Fargo U.S. REIT Portfolio	4.12	6.16	1,612,449

			$60,372,543	100.14%

[868255.TX]175

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $60,372,543, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]176

Wells Fargo Target 2015 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.07%
Affiliated Master Portfolios : 100.07%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$21,320,934
Wells Fargo Emerging Markets Bond Portfolio		1,807,665
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,837,085
Wells Fargo Factor Enhanced International Portfolio		6,295,599
Wells Fargo Factor Enhanced Large Cap Portfolio		12,204,301
Wells Fargo Factor Enhanced Small Cap Portfolio		3,051,435
Wells Fargo High Yield Corporate Bond Portfolio		1,821,425
Wells Fargo Investment Grade Corporate Bond Portfolio		11,135,998
Wells Fargo Strategic Retirement Bond Portfolio		7,202,170
Wells Fargo U.S. REIT Portfolio		2,090,388
Total Investment Companies (Cost $54,814,003)		68,767,000

Total investments in securities (Cost $54,814,003)	100.07%	68,767,000
Other assets and liabilities, net	(0.07)	(50,907)

Total net assets	100.00%	$68,716,093

1

[868255.TX]177

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.78%	3.25%	$21,320,934
Wells Fargo Emerging Markets Bond Portfolio	4.43	4.21	1,807,665
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.82	0.77	1,837,085
Wells Fargo Factor Enhanced International Portfolio	1.00	0.94	6,295,599
Wells Fargo Factor Enhanced Large Cap Portfolio	1.14	1.09	12,204,301
Wells Fargo Factor Enhanced Small Cap Portfolio	1.21	1.14	3,051,435
Wells Fargo High Yield Corporate Bond Portfolio	3.07	3.27	1,821,425
Wells Fargo Investment Grade Corporate Bond Portfolio	4.51	4.31	11,135,998
Wells Fargo Strategic Retirement Bond Portfolio	10.69	10.28	7,202,170
Wells Fargo U.S. REIT Portfolio	8.28	7.99	2,090,388

			$68,767,000	100.07%

[868255.TX]178

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $68,767,000, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]179

Wells Fargo Target 2020 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.31%
Affiliated Master Portfolios : 100.31%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$112,590,315
Wells Fargo Emerging Markets Bond Portfolio		9,568,868
Wells Fargo Factor Enhanced Emerging Markets Portfolio		13,027,870
Wells Fargo Factor Enhanced International Portfolio		44,501,734
Wells Fargo Factor Enhanced Large Cap Portfolio		84,277,331
Wells Fargo Factor Enhanced Small Cap Portfolio		21,078,804
Wells Fargo High Yield Corporate Bond Portfolio		9,595,016
Wells Fargo Investment Grade Corporate Bond Portfolio		58,641,959
Wells Fargo Strategic Retirement Bond Portfolio		31,695,363
Wells Fargo U.S. REIT Portfolio		11,622,084
Total Investment Companies (Cost $342,465,975)		396,599,344

Total investments in securities (Cost $342,465,975)	100.31%	396,599,344
Other assets and liabilities, net	(0.31)	(1,206,033)

Total net assets	100.00%	$395,393,311

1

[868255.TX]180

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	19.26%	17.18%	$112,590,315
Wells Fargo Emerging Markets Bond Portfolio	22.52	22.28	9,568,868
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.32	5.44	13,027,870
Wells Fargo Factor Enhanced International Portfolio	6.66	6.67	44,501,734
Wells Fargo Factor Enhanced Large Cap Portfolio	7.44	7.53	84,277,331
Wells Fargo Factor Enhanced Small Cap Portfolio	7.78	7.88	21,078,804
Wells Fargo High Yield Corporate Bond Portfolio	15.58	17.20	9,595,016
Wells Fargo Investment Grade Corporate Bond Portfolio	22.98	22.71	58,641,959
Wells Fargo Strategic Retirement Bond Portfolio	45.41	45.26	31,695,363
Wells Fargo U.S. REIT Portfolio	44.95	44.43	11,622,084

			$396,599,344	100.31%

[868255.TX]181

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $396,599,344, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]182

Wells Fargo Target 2025 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$70,385,529
Wells Fargo Emerging Markets Bond Portfolio		5,927,316
Wells Fargo Factor Enhanced Emerging Markets Portfolio		12,085,396
Wells Fargo Factor Enhanced International Portfolio		40,952,771
Wells Fargo Factor Enhanced Large Cap Portfolio		74,588,478
Wells Fargo Factor Enhanced Small Cap Portfolio		18,653,112
Wells Fargo High Yield Corporate Bond Portfolio		5,931,341
Wells Fargo Investment Grade Corporate Bond Portfolio		36,713,456
Wells Fargo Strategic Retirement Bond Portfolio		9,887,971
Wells Fargo U.S. REIT Portfolio		5,330,028
Total Investment Companies (Cost $244,561,244)		280,455,398

Total investments in securities (Cost $244,561,244)	99.97%	280,455,398
Other assets and liabilities, net	0.03	81,336

Total net assets	100.00%	$280,536,734

1

[868255.TX]183

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	12.00%	10.74%	$70,385,529
Wells Fargo Emerging Markets Bond Portfolio	13.90	13.80	5,927,316
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.06	5.05	12,085,396
Wells Fargo Factor Enhanced International Portfolio	6.10	6.14	40,952,771
Wells Fargo Factor Enhanced Large Cap Portfolio	6.63	6.66	74,588,478
Wells Fargo Factor Enhanced Small Cap Portfolio	7.03	6.97	18,653,112
Wells Fargo High Yield Corporate Bond Portfolio	9.62	10.63	5,931,341
Wells Fargo Investment Grade Corporate Bond Portfolio	14.33	14.22	36,713,456
Wells Fargo Strategic Retirement Bond Portfolio	14.12	14.12	9,887,971
Wells Fargo U.S. REIT Portfolio	20.09	20.38	5,330,028

			$280,455,398	99.97%

[868255.TX]184

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $280,455,398, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]185

Wells Fargo Target 2030 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.33%
Affiliated Master Portfolios : 100.33%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$118,054,991
Wells Fargo Emerging Markets Bond Portfolio		9,932,988
Wells Fargo Factor Enhanced Emerging Markets Portfolio		30,172,711
Wells Fargo Factor Enhanced International Portfolio		106,029,534
Wells Fargo Factor Enhanced Large Cap Portfolio		181,130,634
Wells Fargo Factor Enhanced Small Cap Portfolio		43,971,888
Wells Fargo High Yield Corporate Bond Portfolio		9,957,551
Wells Fargo Investment Grade Corporate Bond Portfolio		61,501,354
Wells Fargo Strategic Retirement Bond Portfolio		4,531,268
Wells Fargo U.S. REIT Portfolio		2,746,965
Total Investment Companies (Cost $496,869,077)		568,029,884

Total investments in securities (Cost $496,869,077)	100.33%	568,029,884
Other assets and liabilities, net	(0.33)	(1,849,381)

Total net assets	100.00%	$566,180,503

1

[868255.TX]186

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	19.91%	18.01%	$118,054,991
Wells Fargo Emerging Markets Bond Portfolio	23.04	23.12	9,932,988
Wells Fargo Factor Enhanced Emerging Markets Portfolio	12.18	12.61	30,172,711
Wells Fargo Factor Enhanced International Portfolio	15.38	15.89	106,029,534
Wells Fargo Factor Enhanced Large Cap Portfolio	15.78	16.18	181,130,634
Wells Fargo Factor Enhanced Small Cap Portfolio	15.90	16.43	43,971,888
Wells Fargo High Yield Corporate Bond Portfolio	15.96	17.85	9,957,551
Wells Fargo Investment Grade Corporate Bond Portfolio	23.78	23.82	61,501,354
Wells Fargo Strategic Retirement Bond Portfolio	6.40	6.47	4,531,268
Wells Fargo U.S. REIT Portfolio	10.57	10.50	2,746,965

			$568,029,884	100.33%

[868255.TX]187

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $568,029,884, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

[868255.TX]188

Wells Fargo Target 2035 Fund	Portfolio of investments — November 30, 2019 (unaudited)

Security name		Value
Investment Companies : 99.97%
Affiliated Master Portfolios : 99.97%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$37,967,263
Wells Fargo Emerging Markets Bond Portfolio		3,212,013
Wells Fargo Factor Enhanced Emerging Markets Portfolio		15,909,215
Wells Fargo Factor Enhanced International Portfolio		54,602,147
Wells Fargo Factor Enhanced Large Cap Portfolio		91,387,269
Wells Fargo Factor Enhanced Small Cap Portfolio		22,985,186
Wells Fargo High Yield Corporate Bond Portfolio		3,218,526
Wells Fargo Investment Grade Corporate Bond Portfolio		19,833,347
Total Investment Companies (Cost $219,638,518)		249,114,966

Total investments in securities (Cost $219,638,518)	99.97%	249,114,966
Other assets and liabilities, net	0.03	75,841

Total net assets	100.00%	$249,190,807

1

[868255.TX]189

Transactions with the affiliated Master Portfolios were as follows:

Affiliated Master Portfolios	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.41%	5.79%	$37,967,263
Wells Fargo Emerging Markets Bond Portfolio	7.46	7.48	3,212,013
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.69	6.65	15,909,215
Wells Fargo Factor Enhanced International Portfolio	8.12	8.18	54,602,147
Wells Fargo Factor Enhanced Large Cap Portfolio	8.06	8.16	91,387,269
Wells Fargo Factor Enhanced Small Cap Portfolio	8.59	8.59	22,985,186
Wells Fargo High Yield Corporate Bond Portfolio	5.15	5.77	3,218,526
Wells Fargo Investment Grade Corporate Bond Portfolio	7.65	7.68	19,833,347

			$249,114,966	99.97%

[868255.TX]190

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $249,114,966, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]191

Wells Fargo Target 2040 Fund	Portfolio of investments — November 30, 2019 (unaudited)

Security name		Value
Investment Companies : 100.10%
Affiliated Master Portfolios : 100.10%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$53,375,900
Wells Fargo Emerging Markets Bond Portfolio		4,507,253
Wells Fargo Factor Enhanced Emerging Markets Portfolio		36,537,980
Wells Fargo Factor Enhanced International Portfolio		125,471,183
Wells Fargo Factor Enhanced Large Cap Portfolio		202,612,444
Wells Fargo Factor Enhanced Small Cap Portfolio		50,694,431
Wells Fargo High Yield Corporate Bond Portfolio		4,519,564
Wells Fargo Investment Grade Corporate Bond Portfolio		27,786,701
Total Investment Companies (Cost $443,324,991)		505,505,456

Total investments in securities (Cost $443,324,991)	100.10%	505,505,456
Other assets and liabilities, net	(0.10)	(504,377)

Total net assets	100.00%	$505,001,079

1

[868255.TX]192

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.87%	8.14%	$53,375,900
Wells Fargo Emerging Markets Bond Portfolio	10.34	10.49	4,507,253
Wells Fargo Factor Enhanced Emerging Markets Portfolio	14.57	15.27	36,537,980
Wells Fargo Factor Enhanced International Portfolio	18.05	18.80	125,471,183
Wells Fargo Factor Enhanced Large Cap Portfolio	17.59	18.10	202,612,444
Wells Fargo Factor Enhanced Small Cap Portfolio	18.23	18.94	50,694,431
Wells Fargo High Yield Corporate Bond Portfolio	7.16	8.10	4,519,564
Wells Fargo Investment Grade Corporate Bond Portfolio	10.59	10.76	27,786,701

			$505,505,456	100.10%

[868255.TX]193

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $505,505,456, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]194

Wells Fargo Target 2045 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.05%
Affiliated Master Portfolios : 100.05%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$10,002,953
Wells Fargo Emerging Markets Bond Portfolio		844,348
Wells Fargo Factor Enhanced Emerging Markets Portfolio		10,103,115
Wells Fargo Factor Enhanced International Portfolio		34,349,967
Wells Fargo Factor Enhanced Large Cap Portfolio		54,475,819
Wells Fargo Factor Enhanced Small Cap Portfolio		13,700,248
Wells Fargo High Yield Corporate Bond Portfolio		846,452
Wells Fargo Investment Grade Corporate Bond Portfolio		5,208,193

Total Investment Companies (Cost $114,519,907)		129,531,095

Total investments in securities (Cost $114,519,907)	100.05%	129,531,095
Other assets and liabilities, net	(0.05)	(65,811)

Total net assets	100.00%	$129,465,284

1

[868255.TX]195

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.97%	1.53%	$10,002,953
Wells Fargo Emerging Markets Bond Portfolio	2.33	1.97	844,348
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.82	4.22	10,103,115
Wells Fargo Factor Enhanced International Portfolio	5.96	5.15	34,349,967
Wells Fargo Factor Enhanced Large Cap Portfolio	5.61	4.87	54,475,819
Wells Fargo Factor Enhanced Small Cap Portfolio	5.91	5.12	13,700,248
Wells Fargo High Yield Corporate Bond Portfolio	1.18	1.52	846,452
Wells Fargo Investment Grade Corporate Bond Portfolio	2.38	2.02	5,208,193

			$129,531,095	100.05%

[868255.TX]196

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $129,531,095, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]197

Wells Fargo Target 2050 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.09%
Affiliated Master Portfolios : 100.09%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$13,573,750
Wells Fargo Emerging Markets Bond Portfolio		1,146,744
Wells Fargo Factor Enhanced Emerging Markets Portfolio		18,653,984
Wells Fargo Factor Enhanced International Portfolio		63,402,595
Wells Fargo Factor Enhanced Large Cap Portfolio		98,996,300
Wells Fargo Factor Enhanced Small Cap Portfolio		24,769,264
Wells Fargo High Yield Corporate Bond Portfolio		1,149,635
Wells Fargo Investment Grade Corporate Bond Portfolio		7,063,781

Total Investment Companies (Cost $195,756,091)		228,756,053

Total investments in securities (Cost $195,756,091)	100.09%	228,756,053
Other assets and liabilities, net	(0.09)	(206,026)

Total net assets	100.00%	$228,550,027

1

[868255.TX]198

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.15%	2.07%	$13,573,750
Wells Fargo Emerging Markets Bond Portfolio	2.52	2.67	1,146,744
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.10	7.79	18,653,984
Wells Fargo Factor Enhanced International Portfolio	8.80	9.50	63,402,595
Wells Fargo Factor Enhanced Large Cap Portfolio	8.18	8.84	98,996,300
Wells Fargo Factor Enhanced Small Cap Portfolio	8.61	9.26	24,769,264
Wells Fargo High Yield Corporate Bond Portfolio	1.27	2.06	1,149,635
Wells Fargo Investment Grade Corporate Bond Portfolio	2.59	2.74	7,063,781

			$228,756,053	100.09%

[868255.TX]199

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $228,756,053, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]200

Wells Fargo Target 2055 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.20%

Affiliated Master Portfolios : 100.20%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$2,325,812
Wells Fargo Emerging Markets Bond Portfolio		196,360
Wells Fargo Factor Enhanced Emerging Markets Portfolio		3,197,385
Wells Fargo Factor Enhanced International Portfolio		10,842,383
Wells Fargo Factor Enhanced Large Cap Portfolio		16,952,172
Wells Fargo Factor Enhanced Small Cap Portfolio		4,231,817
Wells Fargo High Yield Corporate Bond Portfolio		196,894
Wells Fargo Investment Grade Corporate Bond Portfolio		1,210,818

Total Investment Companies (Cost $36,936,108)		39,153,641

Total investments in securities (Cost $36,936,108)	100.20%	39,153,641
Other assets and liabilities, net	(0.20)	(77,283)

Total net assets	100.00%	$39,076,358

1

[868255.TX]201

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.37%	0.35%	$2,325,812
Wells Fargo Emerging Markets Bond Portfolio	0.44	0.46	196,360
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.24	1.34	3,197,385
Wells Fargo Factor Enhanced International Portfolio	1.53	1.62	10,842,383
Wells Fargo Factor Enhanced Large Cap Portfolio	1.43	1.51	16,952,172
Wells Fargo Factor Enhanced Small Cap Portfolio	1.50	1.58	4,231,817
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.35	196,894
Wells Fargo Investment Grade Corporate Bond Portfolio	0.45	0.47	1,210,818

			$39,153,641	100.20%

[868255.TX]202

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $39,153,641, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]203

Wells Fargo Target 2060 Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.45%
Affiliated Master Portfolios : 100.45%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,388,067
Wells Fargo Emerging Markets Bond Portfolio		117,234
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,918,316
Wells Fargo Factor Enhanced International Portfolio		6,469,118
Wells Fargo Factor Enhanced Large Cap Portfolio		10,099,842
Wells Fargo Factor Enhanced Small Cap Portfolio		2,527,020
Wells Fargo High Yield Corporate Bond Portfolio		117,559
Wells Fargo Investment Grade Corporate Bond Portfolio		722,326
Total Investment Companies (Cost $21,490,360)		23,359,482

Total investments in securities (Cost $21,490,360)	100.45%	23,359,482
Other assets and liabilities, net	(0.45)	(105,191)

Total net assets	100.00%	$23,254,291

1

[868255.TX]204

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.16%	0.21%	$1,388,067
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.27	117,234
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.54	0.80	1,918,316
Wells Fargo Factor Enhanced International Portfolio	0.66	0.97	6,469,118
Wells Fargo Factor Enhanced Large Cap Portfolio	0.62	0.90	10,099,842
Wells Fargo Factor Enhanced Small Cap Portfolio	0.65	0.94	2,527,020
Wells Fargo High Yield Corporate Bond Portfolio	0.10	0.21	117,559
Wells Fargo Investment Grade Corporate Bond Portfolio	0.20	0.28	722,326

			$23,359,482	100.45%

[868255.TX]205

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios in aggregate were valued at $23,359,482, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]206

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — November 30, 2019 (unaudited)

		Value
Investment Companies : 100.04%
Affiliated Master Portfolios : 100.04%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$802,595
Wells Fargo Investment Grade Corporate Bond Portfolio		269,346
Total Investment Companies (Cost $1,022,225)		1,071,941

Total investments in securities (Cost $1,022,225)	100.04%	1,071,941
Other assets and liabilities, net	(0.04)	(440)

Total net assets	100.00%	$1,071,501

1

[868255.TX]207

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%	0.12%	$802,595
Wells Fargo Investment Grade Corporate Bond Portfolio	0.10	0.10	269,346

			$1,071,941	100.04%

[868255.TX]208

Wells Fargo U.S. Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

The Fund is a fund-of-funds that invests substantially all of its assets in two affiliated Master Portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At November 30, 2019, the affiliated Master Portfolios valued at $1,071,941 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of November 30, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

[868255.TX]209

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 5.55%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$394,618	$392,823
FHLMC (1 Month LIBOR +0.50%) ±	2.27	9-15-2041	1,478,580	1,484,269
FHLMC	4.50	2-1-2020	14,741	15,232
FHLMC	4.50	8-1-2020	18,791	19,417
FHLMC	4.50	1-1-2022	24,212	25,018
FHLMC	4.50	6-1-2024	781,806	816,705
FHLMC	4.50	9-1-2026	1,210,655	1,264,247
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.59	3-1-2035	581,525	614,683
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.65	11-1-2035	1,388,124	1,462,405
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.66	10-1-2038	627,116	664,788
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2032	1,519	1,572
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.70	4-1-2038	569,829	600,778
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	4-1-2032	80,190	84,486
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.78	5-1-2035	215,442	227,001
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.83	1-1-2029	31,786	32,092
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.85	9-1-2038	1,194,953	1,263,223
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.90	7-1-2029	628	645
FHLMC	5.00	12-1-2019	7,177	7,419
FHLMC	5.50	12-1-2022	288,620	299,579
FHLMC	5.50	12-1-2023	327,865	341,354
FHLMC	6.00	10-1-2021	293,245	299,652
FHLMC	6.00	10-1-2021	325,785	333,154
FHLMC	6.00	1-1-2024	279,328	288,268
FHLMC	7.00	6-1-2031	233,222	260,220
FHLMC	9.50	9-1-2020	3,532	3,548
FHLMC	9.50	12-1-2022	1,869	1,884
FHLMC	10.00	11-17-2021	1,923	1,935
FHLMC	10.50	5-1-2020	2,355	2,361
FHLMC Series 2611 Class HD	5.00	5-15-2023	391,710	406,422
FHLMC Series 2649 Class WL	4.00	7-15-2023	689,781	699,218
FHLMC Series 2704 Class BH	4.50	11-15-2023	284,346	291,344
FHLMC Series 2881 Class AE	5.00	8-15-2034	140,051	144,006
FHLMC Series 2953 Class LD	5.00	12-15-2034	128,414	132,999
FHLMC Series 3166 Class AC	5.00	6-15-2021	77,916	77,929
FHLMC Series 3266 Class D	5.00	1-15-2022	2	2
FHLMC Series 3609 Class LA	4.00	12-15-2024	4,282	4,294
FHLMC Series 3821 Class LA	3.50	4-15-2025	42,795	42,830
FHLMC Series 3834 Class EA	3.50	6-15-2029	162,920	164,870
FHLMC Series 3888 Class NA	2.25	1-15-2040	1,233,225	1,237,715
FHLMC Series 3898 Class NE	4.00	7-15-2040	67,624	67,734
FHLMC Series 4172 Class PB	1.50	7-15-2040	267,687	265,080
FHLMC Series 4318 Class LC	2.00	6-15-2038	179,456	179,038
FHLMC Series 4348 Class MH	3.00	6-15-2039	1,823,761	1,851,862
FHLMC Series 4764 Class BA	4.00	6-15-2042	963,743	973,404
FHLMC Series 4889 Class CD	3.00	4-15-2049	4,651,998	4,689,125
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	2.45	2-25-2023	552,593	552,251
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	1.94	9-25-2022	756,098	754,957
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.07	5-25-2044	2,773,412	2,775,954
FHLMC Series T-42 Class A6	9.50	2-25-2042	559,754	680,010
FNMA	2.00	4-1-2023	2,297,352	2,297,792
FNMA (6 Month LIBOR +1.40%) ±	3.65	10-1-2031	68,080	69,610
FNMA (6 Month LIBOR +1.51%) ±	3.89	9-1-2037	290,170	300,210
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.03	11-1-2031	55,852	58,625
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.22	12-1-2034	259,932	272,532
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.30	11-1-2035	115,533	119,981
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.40	11-1-2033	1,316,967	1,391,502
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.46	11-1-2032	447,235	468,653
FNMA	4.50	1-1-2027	1,465,411	1,542,618
FNMA (12 Month LIBOR +1.82%) ±	4.52	9-1-2040	1,733,750	1,832,833
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.53	2-1-2035	787,929	831,405
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.56	7-1-2038	1,020,095	1,077,370
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.56	12-1-2040	125,423	132,071
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.57	5-1-2036	440,663	466,111
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.59	4-1-2038	1,553,846	1,640,175
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.60	8-1-2036	1,587,067	1,676,865
FNMA (12 Month Treasury Average +2.22%) ±	4.60	8-1-2045	458,535	480,297
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.67	5-1-2032	4,674	4,828

1

[868255.TX]210

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.68%	11-1-2034	$713,633	$758,078
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.69	6-1-2034	796,962	842,303
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.72	6-1-2032	91,677	95,330
FNMA (12 Month Treasury Average +2.31%) ±	4.72	5-1-2036	640,890	673,591
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.99	2-1-2036	1,152,176	1,212,229
FNMA	5.00	5-1-2022	179,275	185,468
FNMA	5.00	6-1-2024	1,471,292	1,531,418
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	5.02	2-1-2033	347,168	360,138
FNMA (6 Month LIBOR +2.86%) ±	5.61	4-1-2033	754	781
FNMA	6.00	4-1-2021	29,992	30,402
FNMA	6.00	1-1-2023	778,382	807,294
FNMA	6.50	8-1-2031	258,051	298,231
FNMA	8.33	7-15-2020	51	51
FNMA	9.00	2-15-2020	488	488
FNMA	9.00	10-15-2021	1,871	1,890
FNMA	9.00	6-1-2024	5,705	5,748
FNMA	9.50	12-1-2020	2,540	2,553
FNMA	10.50	4-1-2022	44	45
FNMA Series 1990-111 Class Z	8.75	9-25-2020	647	655
FNMA Series 1990-119 Class J	9.00	10-25-2020	5,181	5,289
FNMA Series 1990-124 Class Z	9.00	10-25-2020	1,190	1,210
FNMA Series 1990-21 Class Z	9.00	3-25-2020	1,548	1,551
FNMA Series 1990-27 Class Z	9.00	3-25-2020	216	216
FNMA Series 1990-30 Class D	9.75	3-25-2020	361	362
FNMA Series 1990-77 Class D	9.00	6-25-2020	2,187	2,196
FNMA Series 1991-132 Class Z	8.00	10-25-2021	14,256	14,845
FNMA Series 1992-71 Class X	8.25	5-25-2022	11,511	12,194
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	292,777	333,063
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	450,954	529,845
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	423,428	508,749
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	519,662	619,448
FNMA Series 2002-W04 Class A6 ±±	4.55	5-25-2042	541,405	561,180
FNMA Series 2003-W11 Class A1 ±±	5.33	6-25-2033	14,112	14,741
FNMA Series 2003-W3 Class 1A4 ±±	4.10	8-25-2042	28,829	30,463
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	2.14	3-25-2037	277,247	277,268
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	2.36	9-25-2023	1,446	1,445
FNMA Series 2009-31 Class B	4.00	5-25-2024	51,120	51,165
FNMA Series 2010-115 Class NC	2.75	1-25-2039	623,768	624,264
FNMA Series 2010-25 Class ND	3.50	3-25-2025	4,516	4,507
FNMA Series 2010-37 Class A1	5.41	5-25-2035	3,990,552	4,158,332
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	163,277	164,377
FNMA Series 2011-122 Class A	3.00	12-25-2025	23,818	23,793
FNMA Series 2012-72 Class QE	3.00	1-25-2038	252,959	255,385
FNMA Series 2012-94 Class E	3.00	6-25-2022	2,537	2,536
FNMA Series 2013-26 Class AK	2.50	11-25-2038	3,141,416	3,156,299
FNMA Series 2014-19 Class HA	2.00	6-25-2040	737,591	739,514
GNMA	7.00	6-15-2033	373,329	442,351
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	2.37	6-20-2061	47,029	47,028
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.20	5-20-2067	126,735	126,630
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.20	8-20-2067	378,323	378,235
Total Agency Securities (Cost $60,084,161)				61,358,454

Asset-Backed Securities : 15.96%
American Credit Acceptance Receivables Trust Series 2018-1 Class C 144A	3.55	4-10-2024	2,508,665	2,519,684
American Credit Acceptance Receivables Trust Series 2019-2 Class A 144A	2.85	7-12-2022	6,382,579	6,398,207
AmeriCredit Automobile Receivables Trust Series 2017-2 Class A3	1.98	12-20-2021	1,669,545	1,668,918
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	1,794,351	1,796,524
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	2,856,464	2,858,376
CCG Receivables Trust Series 2017-1 Class A2 144A	1.84	11-14-2023	1,239,904	1,238,946
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	3,707,950	3,704,258
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	5,623,788	5,724,136
CPS Auto Trust Series 2018-C Class A 144A	2.87	9-15-2021	232,363	232,575
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	6,271,129	6,281,722
Drive Auto Receivables Trust Series 2017-BA Class D 144A	3.72	10-17-2022	2,698,943	2,711,593

2

[868255.TX]211

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
DT Auto Owner Trust Series 2017-3A Class D 144A	3.58%	5-15-2023	$3,000,000	$3,021,263
DT Auto Owner Trust Series 2018-3A Class A 144A	3.02	2-15-2022	1,466,489	1,470,202
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	2.51	6-25-2026	1,546,613	1,549,749
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	2.71	12-25-2056	1,013,699	1,015,021
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	1,405,862	1,406,004
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	1,121,442	1,120,921
Exeter Automobile Receivables Trust Series 2019-2A Class A 144A	2.93	7-15-2022	1,919,827	1,926,962
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	4,268,126	4,280,611
Flagship Credit Auto Trust Series 2018-4 Class A 144A	3.41	5-15-2023	1,957,313	1,976,550
Ford Credit Auto Owner Trust Series 2017-A Class A4	1.92	4-15-2022	8,814,000	8,807,781
Ford Credit Floorplan Master Owner Trust LLC Series 2017-1 Class A1	2.07	5-15-2022	7,335,000	7,335,508
GM Financial Automobile Leasing Trust Series 2017-2 Class A3	2.02	9-21-2020	27,838	27,840
GM Financial Automobile Leasing Trust Series 2017-3 Class A4	2.12	9-20-2021	8,490,000	8,490,736
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3 144A	1.86	12-16-2021	4,800,626	4,797,706
Honda Auto Receivables Owner Series 2019-1 Class A2	2.75	9-20-2021	3,065,424	3,078,673
Honda Auto Receivables Owner Trust Series 2018-3 Class A2	2.67	12-21-2020	1,706,455	1,708,477
Honda Auto Receivables Owner Trust Series 2018-4 Class A3	3.16	1-17-2023	8,715,000	8,876,146
Hyundai Auto Lease Securitization Trust Series 2017-C Class A3 144A	2.12	2-16-2021	2,247,506	2,247,679
Master Credit Card Trust Series 2017-1A Class A 144A	2.26	7-21-2021	4,350,000	4,351,047
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	3,893,777	3,904,354
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	3,100,000	3,114,257
Oscar US Funding Trust Series 2016-2A Class A4 144A	2.99	12-15-2023	4,524,596	4,545,514
Panhandle Plains Higher Education Authority Incoporated Series 2011-1 Class A3 (3 Month LIBOR +0.95%) ±	3.05	10-1-2037	2,751,184	2,751,345
Prestige Auto Receivables Trust Series 2017-1A Class B 144A	2.39	5-16-2022	1,370,000	1,370,469
Santander Drive Auto Receivables Trust Series 2015-5 Class D	3.65	12-15-2021	1,497,904	1,502,803
Santander Drive Auto Receivables Trust Series 2017-1 Class D	3.17	4-17-2023	6,092,000	6,148,154
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.22	9-15-2026	984,031	982,186
SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	2.44	4-25-2024	38,907	38,906
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	2.04	4-25-2027	644,906	643,672
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	2.31	11-25-2027	1,195,984	1,197,861
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	2.36	12-27-2038	4,555,001	4,495,192
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.26	5-26-2055	4,929,842	4,849,248
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	2.95	10-1-2024	2,481,802	2,485,376
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.23	2-25-2028	34,088	33,999
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.93	10-25-2027	4,012,948	4,018,219
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,831,620	1,857,720
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	2.31	1-25-2046	3,922,835	3,867,893
Transportation Finance Equipment Trust Series 2019-1 Class A1 144A	2.00	10-23-2020	4,233,310	4,234,456
Verizon Owner Trust Series 2016-2A Class A 144A	1.68	5-20-2021	2,529,991	2,529,540
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,571,259	1,571,121
Volvo Financial Equipment LLC Series 2017-1A Class A3 144A	1.92	3-15-2021	3,516,470	3,515,359
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	2,234,019	2,246,346
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	1,215,840	1,213,136

3

[868255.TX]212

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
World Omni Automobiles Lease Securitization Trust Series 2018-B Class A3	3.19%	12-15-2021	$10,730,000	$10,863,848
Total Asset-Backed Securities (Cost $176,482,533)				176,604,789

Corporate Bonds and Notes : 28.90%
Communication Services : 2.49%
Diversified Telecommunication Services : 0.96%
Broadcom Corporation	2.20	1-15-2021	7,000,000	6,987,915
Broadcom Corporation	3.00	1-15-2022	3,585,000	3,625,011
				10,612,926

Media : 1.33%
Fox Corporation 144A	3.67	1-25-2022	3,880,000	4,004,691
Interpublic Group Companies	3.50	10-1-2020	2,000,000	2,024,211
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,180,000
TEGNA Incorporated	5.13	7-15-2020	2,457,000	2,463,143
				14,672,045

Wireless Telecommunication Services : 0.20%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	2,250,000	2,269,688

Consumer Staples : 1.81%
Food Products : 0.88%
Campbell Soup Company	3.30	3-15-2021	6,040,000	6,126,460
Conagra Brands Incorporated	3.80	10-22-2021	3,560,000	3,664,625
				9,791,085

Tobacco : 0.93%
Altria Group Incorporated	4.75	5-5-2021	5,000,000	5,189,041
Bat Capital Corporation	2.76	8-15-2022	5,000,000	5,053,125
				10,242,166

Energy : 2.37%
Oil, Gas & Consumable Fuels : 2.37%
Buckeye Partners LP	4.88	2-1-2021	2,755,000	2,793,663
Energy Transfer Partners LP	5.20	2-1-2022	5,435,000	5,692,384
EQT Corporation «	3.00	10-1-2022	2,750,000	2,648,996
Occidental Petroleum Corporation	2.60	8-13-2021	2,320,000	2,331,047
Occidental Petroleum Corporation	2.70	8-15-2022	3,090,000	3,114,724
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	5,950,000	6,033,326
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,600,555
				26,214,695

Financials : 13.70%
Banks : 6.28%
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	5,790,000	5,808,610
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	10,000,000	10,014,030
BBVA Bancomer SA 144A	7.25	4-22-2020	1,415,000	1,432,688
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	6,000,000	6,061,896
Citigroup Incorporated	2.45	1-10-2020	4,000,000	4,000,332
Huntington National Bank	2.38	3-10-2020	8,000,000	8,006,067
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	2,635,000	2,693,286
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	7,000,000	7,148,247
PNC Bank	2.45	11-5-2020	7,000,000	7,033,625
SunTrust Bank Incorporated	2.90	3-3-2021	7,000,000	7,064,638
Synchrony Bank	3.65	5-24-2021	2,650,000	2,697,585
US Bank NA	2.05	10-23-2020	7,460,000	7,469,371
				69,430,375

4

[868255.TX]213

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital Markets : 1.81%
Goldman Sachs Group Incorporated	5.38%	3-15-2020	$5,000,000	$5,047,236
Goldman Sachs Group Incorporated	5.75	1-24-2022	5,000,000	5,366,690
Morgan Stanley	2.75	5-19-2022	9,435,000	9,564,672
				19,978,598

Consumer Finance : 4.37%
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	1,000,630
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	7,012,792
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,480,737
Daimler Finance North America LLC 144A	3.40	2-22-2022	4,000,000	4,096,710
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	2.88	10-12-2021	2,840,000	2,804,339
Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,678,209
General Motors Financial Company Incorporated	4.20	11-6-2021	5,000,000	5,162,746
Hyundai Capital America Incorporated 144A	2.75	9-18-2020	4,000,000	4,015,318
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	3,000,929
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	4,000,365
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	4,086,210
Synchrony Financial	2.70	2-3-2020	4,140,000	4,141,959
Volkswagen Group of America Finance LLC 144A	2.70	9-26-2022	3,875,000	3,909,972
				48,390,916

Diversified Financial Services : 0.69%
IBM Credit LLC	3.45	11-30-2020	6,500,000	6,604,221
WEA Finance LLC 144A	3.25	10-5-2020	1,000,000	1,008,362
				7,612,583

Insurance : 0.55%
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,716,583
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,419,508
				6,136,091

Health Care : 3.14%
Biotechnology : 1.10%
Abbvie Incorporated 144A	2.30	11-21-2022	7,095,000	7,106,698
Abbvie Incorporated	3.38	11-14-2021	4,935,000	5,063,952
				12,170,650

Health Care Providers & Services : 1.50%
Anthem Incorporated	2.50	11-21-2020	5,040,000	5,065,818
Cigna Corporation 144A	4.00	2-15-2022	5,375,000	5,541,042
CVS Health Corporation	2.80	7-20-2020	5,910,000	5,937,261
				16,544,121

Pharmaceuticals : 0.54%
EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,971,454

Industrials : 1.61%
Aerospace & Defense : 0.15%
The Boeing Company	2.70	5-1-2022	1,615,000	1,642,329

Air Freight & Logistics : 0.46%
FedEx Corporation	3.40	1-14-2022	5,000,000	5,134,761

5

[868255.TX]214

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Airlines : 0.55%
Delta Air Lines Incorporated	3.40%	4-19-2021	$3,000,000	$3,037,630
Delta Air Lines Incorporated	3.63	3-15-2022	3,000,000	3,071,414
				6,109,044

Industrial Conglomerates : 0.14%
General Electric Company	4.63	1-7-2021	1,485,000	1,523,823

Machinery : 0.31%
CNH Industrial Capital LLC	4.38	11-6-2020	3,375,000	3,441,386

Information Technology : 1.10%
Semiconductors & Semiconductor Equipment : 0.46%
Qualcomm Incorporated	3.00	5-20-2022	5,000,000	5,117,581

Technology Hardware, Storage & Peripherals : 0.64%
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,081,483

Materials : 0.71%
Chemicals : 0.46%
DowDuPont Incorporated	3.77	11-15-2020	5,000,000	5,082,551

Metals & Mining : 0.25%
Freeport-McMoRan Incorporated	3.55	3-1-2022	2,750,000	2,763,750

Real Estate : 0.70%
Equity REITs : 0.43%
Crown Castle International Corporation	2.25	9-1-2021	4,700,000	4,705,475

Real Estate Management & Development : 0.27%
Washington Prime Group Incorporated	3.85	4-1-2020	3,050,000	3,042,375

Utilities : 1.27%
Electric Utilities : 0.57%
DPL Incorporated	7.25	10-15-2021	3,000,000	3,120,000
Duke Energy Florida LLC	2.10	12-15-2019	250,000	250,015
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	3,005,919
				6,375,934

Multi-Utilities : 0.70%
Dominion Energy Incorporated	2.72	8-15-2021	2,700,000	2,716,901
DTE Energy Company	2.25	11-1-2022	5,000,000	4,989,210
				7,706,111

Total Corporate Bonds and Notes (Cost $317,322,419)				319,763,996

			Shares
Exchange-Traded Funds : 6.05%
Invesco Bulletshares 2020 High Yield Corporate Bond			224,078	5,350,983
iShares Short-Term Corporate Bond ETF			572,000	30,710,680
SPDR Portfolio Short Term Corporate Bond ETF			1,000,000	30,850,000
Total Exchange-Traded Funds (Cost $66,118,626)				66,911,663

6

[868255.TX]215

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 0.51%
Indiana : 0.28%
Education Revenue : 0.28%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	2.51%	2-25-2044	$3,139,750	$3,135,982

Wisconsin : 0.23%
Housing Revenue : 0.23%
Wisconsin PFA Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,506,275

Total Municipal Obligations (Cost $5,608,838)				5,642,257

Non-Agency Mortgage-Backed Securities : 24.45%
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	4,922,569	4,949,396
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50	3-25-2040	1,212,755	1,207,342
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	2.71	8-15-2035	2,629,354	2,629,362
Bluemountain CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +1.33%) 144A±	3.33	4-13-2027	867,928	868,194
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,075,387	2,099,630
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	4,648,583	4,663,640
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	1,140,748	1,173,804
CCG Receivables Trust Series 2019-1 Class A2 144A	2.80	9-14-2026	2,730,000	2,751,267
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	2,677,550	2,674,135
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	2.56	7-15-2032	5,115,843	5,112,655
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	2.77	1-20-2028	7,550,000	7,528,007
CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	2.78	4-15-2027	6,128,874	6,126,974
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	2.62	7-15-2032	6,150,000	6,146,157
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.87	7-15-2030	3,104,805	3,080,803
CNH Equipment Trust Series 2016-B Class A4	1.97	11-15-2021	1,200,000	1,199,425
CNH Equipment Trust Series 2019-A Class A2	2.96	5-16-2022	8,870,497	8,908,930
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	2,361	2,399
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	2,021,488	2,033,513
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	1,861,496	1,870,855
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	2,372,757	2,373,294
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	3,616,113	3,720,735
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	797,145	797,341
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	676,783	679,614
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	1,569,685	1,566,842
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	3.96	6-19-2031	132,705	135,020
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	3.94	6-19-2031	82,747	82,977
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	3.02	1-15-2034	3,600,000	3,605,620
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.91	12-31-2027	6,772,022	6,772,808
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	246,625	246,297
Deephaven Residential Mortgage Series 2019-4A Class A1 144A±±	2.79	10-25-2059	3,453,388	3,459,275
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.57	1-25-2022	1,426	1,426
DLL Securitization Trust Series 2019-MT3 Class A1 144A	2.06	10-20-2020	6,221,308	6,220,497

7

[868255.TX]216

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	2.89%	9-25-2033	$318,558	$315,939
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	854,330	854,790
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	5,793,354	5,816,660
GCAT Series 2019-NQM2 Class A1 144A	2.86	9-25-2059	5,171,497	5,186,685
GCO Education Loan Funding Trust Series 2006-1 Class A9L (3 Month LIBOR +0.16%) ±	2.29	5-25-2026	1,513,955	1,512,630
GPMT Limited Series 2018-FL1 Class A (1 Month LIBOR +0.90%) 144A±	2.62	11-21-2035	2,706,925	2,700,158
Great Wolf Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.62	9-15-2034	2,500,000	2,499,951
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	218,392	218,365
GS Mortgage Securities Trust Series 2010-C2 Class A2 144A±±	5.16	12-10-2043	3,190,000	3,266,965
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,849,712	5,952,565
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	1,904,425	1,971,728
GS Mortgage Securities Trust Series 2013-KING Class A 144A	2.71	12-10-2027	5,125,880	5,123,074
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	3,031,556	3,068,033
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	262,597	261,947
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	809,509	806,609
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	35,173	35,587
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.05	10-22-2025	3,154,580	3,155,855
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	4,138,074	4,180,705
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	2.77	11-15-2036	4,578,026	4,569,439
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	2,593,761	2,664,665
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	45,276	45,276
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	962,644	961,139
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	2,604,493	2,601,526
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	2.68	6-15-2035	3,793,970	3,795,288
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	2.73	7-15-2036	5,000,000	4,996,880
LCM XII LP Series 2013-A Class ARR (3 Month LIBOR +1.14%) 144A±	3.11	7-19-2027	6,000,000	5,984,838
Marlette Funding Trust Series 2019-4A Class A 144A	2.39	12-17-2029	5,000,000	5,003,156
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.98	10-25-2032	2,840	2,896
Mello Warehouse Securitization Series 2018-W1 Class A (1 Month LIBOR +0.85%) 144A±	2.56	11-25-2051	3,666,667	3,668,768
Mello Warehouse Securitization Series 2019-1 Class A (1 Month LIBOR +0.80%) 144A±	2.51	6-25-2052	5,065,000	5,068,250
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	3,125,000	3,202,318
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	3,586,838	3,564,059
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	2.80	1-15-2028	4,085,000	4,076,430
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1 144A±±	3.99	11-25-2048	3,163,385	3,203,602
Ondeck Asset Securitization Trust LLC Series 2018-1A Class A 144A	3.50	4-18-2022	5,919,000	5,925,812
OZML Funding Limited Series 2013-3A Class AIRR (3 Month LIBOR +1.18%) 144A±	3.05	1-22-2029	5,000,000	4,999,745
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	2.81	11-15-2026	3,267,470	3,269,277
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	3,825,486	3,924,059
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.63	11-25-2020	121,987	121,995
Shackleton CLO Limited Series 2019-15A Class A (3 Month LIBOR +1.25%) 144A±%%	3.15	1-15-2030	2,840,000	2,839,997
Starwood Mortgage Residential Trust Series 2019-1 Class A1 144A±±	2.94	6-25-2049	4,087,276	4,094,570

8

[868255.TX]217

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61%	8-25-2049	$4,069,065	$4,051,477
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	2.57	8-20-2030	4,531,771	4,527,459
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.15	10-25-2024	2,591	2,593
THL Credit Wind River CLO Limited Series 2012-1A Class AR2 (3 Month LIBOR +0.88%) 144A±	2.88	1-15-2026	3,377,142	3,378,020
Towd Point Asset Funding LLC Series 2019-HE1 Class A1 (1 Month LIBOR +0.90%) 144A±	2.61	4-25-2048	3,521,291	3,526,103
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055	3,080,000	3,166,244
Towd Point Mortgage Trust Series 2017-1 Class A1 144A±±	2.75	10-25-2056	4,930,309	4,950,242
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	2,874,284	2,900,654
Towd Point Mortgage Trust Series 2019-SJ3 Class A1 144A±±%%	3.00	9-25-2059	5,645,000	5,661,787
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,372,204	1,401,356
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	2.62	2-15-2032	4,115,000	4,105,348
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	1,882,145	1,907,226
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	2.82	4-15-2027	6,082,225	6,075,200
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	4,244,503	4,286,176
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.08	8-25-2032	132,915	138,317
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.08	8-25-2032	118,491	115,127
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	160,572	162,855

Total Non-Agency Mortgage-Backed Securities (Cost $270,241,643)				270,556,649

Yankee Corporate Bonds and Notes : 13.42%

Communication Services : 0.90%

Diversified Telecommunication Services : 0.90%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	10,001,496

Consumer Discretionary : 1.02%

Auto Components : 0.57%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,271,014

Household Durables : 0.45%
Panasonic Corporation 144A	2.54	7-19-2022	5,000,000	5,028,652

Consumer Staples : 0.41%

Food & Staples Retailing : 0.41%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,585,636

Energy : 0.61%

Oil, Gas & Consumable Fuels : 0.61%
TransCanada PipeLines Limited	9.88	1-1-2021	6,200,000	6,701,443

Financials : 8.80%

Banks : 7.98%
ABN AMRO Bank NV 144A	3.40	8-27-2021	7,000,000	7,150,437
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,234,610
Banco Santander SA	3.50	4-11-2022	10,020,000	10,283,742
Banque Federative du Credit Mutuel SA 144A	2.13	11-21-2022	7,700,000	7,685,220
Corporación Andina de Fomento	4.38	6-15-2022	5,400,000	5,663,574
Danske Bank AS 144A	5.00	1-12-2022	8,565,000	8,989,257
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	7,011,614
Federation des Caisses Desjardins du Quebec 144A	2.25	10-30-2020	5,000,000	5,012,215
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,210,208

9

[868255.TX]218

Portfolio of investments — November 30, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

		Interest rate	Maturity date	Principal	Value
Banks (continued)
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±		2.37%	10-16-2020	$5,000,000	$5,012,184
Sumitomo Mitsui Financial Group		2.06	7-14-2021	5,000,000	5,003,344
Suncorp-Metway Limited 144A		2.38	11-9-2020	4,000,000	4,013,495
Svenska Handelsbanken AB		1.88	9-7-2021	7,000,000	6,989,265
UniCredit SpA 144A		6.57	1-14-2022	5,615,000	6,016,107

					88,275,272

Diversified Financial Services : 0.82%
General Electric Capital International Funding Company		2.34	11-15-2020	5,322,000	5,316,626
UBS AG 144A		2.20	6-8-2020	3,725,000	3,727,778

					9,044,404

Health Care : 0.47%

Pharmaceuticals : 0.47%
Perrigo Finance Unlimited Company		3.50	3-15-2021	2,665,000	2,679,406
Shire Acquisitions Investment Ireland Limited		2.40	9-23-2021	2,520,000	2,530,945

					5,210,351

Industrials : 0.21%

Semiconductors & Semiconductor Equipment : 0.21%
NXP BV 144A		4.13	6-1-2021	2,215,000	2,269,936

Materials : 1.00%

Chemicals : 0.66%
Park Aerospace Holdings Company 144A		5.25	8-15-2022	2,115,000	2,246,342
Syngenta Finance NV 144A		3.70	4-24-2020	5,000,000	5,015,242

					7,261,584

Metals & Mining : 0.34%
ArcelorMittal SA		5.50	3-1-2021	3,660,000	3,798,347

Total Yankee Corporate Bonds and Notes (Cost $146,728,632)					148,448,135

		Yield		Shares
Short-Term Investments : 5.62%

Investment Companies : 5.62%
Securities Lending Cash Investments LLC (l)(r)(u)		1.77		2,559,493	2,559,749
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.56		59,586,158	59,586,158

Total Short-Term Investments (Cost $62,145,907)					62,145,907

Total investments in securities (Cost $1,104,732,759)	100.46%				1,111,431,850

Other assets and liabilities, net	(0.46)				(5,136,199)

Total net assets	100.00%				$1,106,295,651

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.
%%	The security is purchased on a when-issued basis.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

10

[868255.TX]219

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — November 30, 2019 (unaudited)

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
PFA	Public Finance Authority
REIT	Real estate investment trust

11

[868255.TX]220

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(1,022)	3-31-2020	$(220,311,224)	$(220,328,829)	$0	$(17,605)
5-Year U.S. Treasury Notes	(237)	3-31-2020	(28,197,032)	(28,195,594)	1,438	0

					$1,438	$(17,605)

[868255.TX]221

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	103,603,174	101,043,681	2,559,493	$2,559,749
Wells Fargo Government Money Market Fund Select Class	62,084,487	186,284,793	188,783,122	59,586,158	59,586,158

					$62,145,907	5.62%

[868255.TX]222

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – November 30, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allows the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

[868255.TX]223

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$61,358,454	$0	$61,358,454
Asset-backed securities	0	176,604,789	0	176,604,789
Corporate bonds and notes	0	319,763,996	0	319,763,996
Exchange-traded funds	66,911,663	0	0	66,911,663
Municipal obligations	0	5,642,257	0	5,642,257
Non-agency mortgage-backed securities	0	270,556,649	0	270,556,649
Yankee corporate bonds and notes	0	148,448,135	0	148,448,135
Short-term investments
Investment companies	62,145,907	0	0	62,145,907

	129,057,570	982,374,280	0	1,111,431,850
Futures contracts	1,438	0	0	1,438

Total assets	$129,059,008	$982,374,280	$0	$1,111,433,288

Liabilities
Futures contracts	$17,605	$0	$0	$17,605

Total liabilities	$17,605	$0	$0	$17,605

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2019, the Fund had segregated $1,861,368 as cash collateral for these open futures contracts.

During the three months ended November 30, 219, the Fund did not have any transfers into/out of Level 3.